File No. 333-52521   CIK #910937


                       Securities and Exchange Commission
                             Washington, D. C. 20549


                                 Post-Effective


                                 Amendment No. 1


                                       to


                                    Form S-6


                For Registration under the Securities Act of 1933
               of Securities of Unit Investment Trusts Registered
                                 on Form N-8B-2

                     Ranson Unit Investment Trusts Series 69

                 Name and executive office address of Depositor:

                            Ranson & Associates, Inc.
                         250 North Rock Road, Suite 150
                             Wichita, Kansas  67206

                 Name and complete address of agent for service:

                                 Robin Pinkerton
                            Ranson & Associates, Inc.
                         250 North Rock Road, Suite 150
                             Wichita, Kansas  67206



          ( X ) Check box if it is proposed that this filing will become effective at 2:00 p.m. on April 30, 1999 pursuant to paragraph (b) of Rule 485.

                   KEMPER GOVERNMENT SECURITIES TRUST
                   KEMPER DEFINED FUNDS GNMA PORTFOLIO
              KEMPER DEFINED FUNDS U.S. TREASURY PORTFOLIO
              EVEREN UNIT INVESTMENT TRUSTS GNMA PORTFOLIO
          EVEREN UNIT INVESTMENT TRUSTS U.S TREASURY PORTFOLIO
                                PART ONE

     Each Series of the Kemper Government Securities Trust, GNMA Portfolio, Kemper Defined Funds GNMA Portfolio and EVEREN Unit Investment Trusts GNMA Portfolio (collectively, the "GNMA Trust") was formed for the purpose of obtaining safety of capital and current monthly distributions of interest and principal through investment in a portfolio consisting of mortgage-backed Securities of the modified pass-through type. All payments of principal and interest on the mortgage-backed Securities are fully guaranteed by the Government National Mortgage Association ("GNMA"). The full faith and credit of the United States is pledged to the payment of the Securities in the GNMA Trust but the Units of such Series are not backed by such full faith and credit.

     Each Series of the Kemper Government Securities Trust, U.S. Treasury Portfolio, Kemper Defined Funds U.S. Treasury Portfolio and EVEREN Unit Investment Trusts U.S. Treasury Portfolio (collectively, the "U.S. Treasury Portfolio Series") was formed for the purpose of providing safety of capital and investment flexibility through an investment in a portfolio of interest-bearing (or in certain Series zero coupon) U.S. Treasury obligations that are backed by the full faith and credit of the United States Government. Interest income distributed by the U.S. Treasury Portfolio Series is generally exempt from state personal income taxes in all states.

     Certain Series are available to non-resident aliens and the income from such Series, provided certain conditions are met, will be exempt from withholding for U.S. Federal income tax for such foreign investors. A foreign investor must provide a completed W-8 form to his financial representative or the trustee to avoid withholding on his account.

     Units of the Trusts are not deposits or obligations of, or guaranteed by, any bank, and are not Federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal.

                   SPONSOR:  RANSON & ASSOCIATES, INC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED  UPON  THE  ACCURACY OR ADEQUACY OF THIS PROSPECTUS.   ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The investor is advised to read and retain both parts of this Prospectus for future reference.

          The date of this Part One is that date set forth in
                       Part Two of the Prospectus


                            TABLE OF CONTENTS

                                                                      Page

SUMMARY - GNMA PORTFOLIO                                               4

GNMA PORTFOLIO                                                         6
   The GNMA Trust                                                      6
   Risk Factors                                                        7
   Portfolios                                                          7
   Origination                                                         8
   Nature of Ginnie Maes and GNMA Guaranty                             9
   Life of the Securities and of the Series of the GNMA Trust         10

SUMMARY - U.S. TREASURY PORTFOLIO                                     12

THE U.S. TREASURY PORTFOLIO SERIES                                    15
   Risk Factors                                                       15
   General                                                            16

PORTFOLIO SELECTION                                                   16

THE UNITS                                                             17

ESTIMATED LONG-TERM AND CURRENT RETURNS                               17

PUBLIC OFFERING OF UNITS                                              18
   Public Offering Price                                              18
   Public Distribution                                                22
   Profits of Sponsor                                                 23

TAX STATUS OF THE TRUSTS                                              24
   Regulated Investment Companies                                     24
   U.S. Treasury Portfolio Series                                     26
   Kemper Government Securities Trust, GNMA Portfolio (Foreign
     Investors Trust) and Kemper Defined Funds, GNMA Portfolio,
     Series 1                                                         31

RETIREMENT PLANS                                                      35

DISTRIBUTION REINVESTMENT                                             37

REDEMPTION                                                            38
   Right of Redemption                                                38
   Computation of Redemption Value                                    39
   Postponement of Redemption                                         40

RIGHTS OF UNITHOLDERS                                                 40
   Unitholders                                                        40
   Ownership of Units                                                 41
   Certain Limitations                                                41

EXPENSES AND CHARGES                                                  42
   Initial Expenses                                                   42
   Fees                                                               42
   Other Charges                                                      42

DISTRIBUTIONS FROM THE INTEREST, PRINCIPAL AND
 CAPITAL GAINS ACCOUNTS.                                              43
   GNMA Trust                                                         43
   U.S. Treasury Portfolio Series                                     43
   General                                                            44

ADMINISTRATION OF THE TRUST                                           45

   Records and Accounts                                               45
   Portfolio Supervision                                              45
   Reports to Unitholders                                             46
   Amendments                                                         48
   Termination                                                        49

RESIGNATION, REMOVAL AND LIABILITY                                    49
   Regarding the Trustee                                              49
   Regarding the Sponsor                                              50
   Regarding the Evaluator                                            50

MISCELLANEOUS                                                         50
   Sponsor                                                            50
   Trustee                                                            51
   Legal Opinions                                                     51

INDEPENDENT AUDITORS                                                  51


Essential Information*
Report of Independent Auditors*
Statement of Assets and Liabilities*
Statement of Operations*
Statement of Changes in Net Assets*
Schedule of Investments*
Notes to Schedule of Investments*
Notes to Financial Statements*
*INFORMATION ON THESE ITEMS APPEARS IN PART TWO

                   KEMPER GOVERNMENT SECURITIES TRUST
                  KEMPER DEFINED FUNDS, GNMA PORTFOLIO
              KEMPER DEFINED FUNDS, U.S. TREASURY PORTFOLIO
              EVEREN UNIT INVESTMENT TRUSTS GNMA PORTFOLIO


SUMMARY - GNMA PORTFOLIO

     General. Each Series of the Kemper Government Securities Trust, GNMA Portfolio, Kemper Defined Funds, GNMA Portfolio and EVEREN Unit Investment Trusts GNMA Portfolio (each a "GNMA Trust" or "Trust"), is one of a series of unit investment trusts whose objective is to obtain safety of capital and to provide current monthly distributions of interest and principal through investment in a fixed portfolio initially consisting of contracts to purchase taxable mortgage-backed securities of the modified pass-through type ("Ginnie Maes" or "Securities"), including so-called "Ginnie Mae II's" (see "GNMA Portfolios-Origination"), which involve larger pools of mortgages and which have a central paying agent, fully guaranteed as to principal and interest by the Government National Mortgage Association ("GNMA"). Certain Series of the GNMA Trust contain Ginnie Maes which consist of pools of long term (i.e., 30 year) mortgages on 1- to 4-family dwellings. Other Series contain Ginnie Maes consisting of pools of mortgages on 1- to 4-family dwellings which have stated maturity of 15 years (so called "Ginnie Mae Midgets"). See "GNMA Portfolios" and the "Schedule of Investments" in Part Two. Under certain circumstances, the Sponsor may direct the Trustee to reinvest certain surplus monies in the principal account of a Series in additional Ginnie Maes. See "Administration of the Trust - Portfolio Supervision."

     The guaranteed payment of principal and interest afforded by Ginnie Maes may make an investment in a Series of the GNMA Trust particularly well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. In addition, the ability to buy whole or fractional Units (minimum purchase $1,000, $250 for IRA accounts) enables such investors to tailor the dollar amount of their purchases of Units to take maximum possible advantage of the annual deductions available for contributions to such plans. Investors should consult with their tax advisers before investing. See "Retirement Plans."

     Monthly Distributions. Monthly distributions of principal, prepayments of principal, if any, and interest received by a Series of the GNMA Trust will be paid in cash unless the Unitholder elects to have them automatically reinvested in any open-end mutual fund underwritten or advised by Zurich Kemper Investments, Inc. (the "Kemper Funds"), other than those Kemper Funds sold with a contingent deferred sales charge. Since the portfolio securities and investment objectives of such Kemper Funds may differ significantly from that of the GNMA Trusts, Unitholders should carefully consider the consequences before selecting such Kemper Funds for reinvestment. Any such reinvestment is made at net asset value, that is, without a sales charge. Investors have the ability to designate that only principal payments (including prepayments) or only interest payments or both are to be reinvested. Investors who intend to participate in the Reinvestment Program should so indicate at the time of their purchase. See "Distribution Reinvestment." It should be noted by purchasers of Midget Foreign Investors Trusts that distributions from the reinvestment fund chosen generally will be subject to U.S. Federal income tax withholding. Distributions will be made on or about the last day of each month to Unitholders of record on the 1st day of such month.

     Securities. One or more different issues of Ginnie Maes were deposited in the GNMA Trust on the Initial Date of Deposit. The current percentage relationship among the Ginnie Maes in a GNMA Series is shown under "Essential Information" and "Schedule of Investments" in Part Two.

     Risk Factors. An investment in Units of a Series of the GNMA Trust should be made with an understanding of the risks which an investment in fixed rate long term debt obligations may entail, including the risk that the value of the Portfolio and hence of the Units will decline with increases in interest rates. Because of the shorter average life of the Securities in certain Series of the GNMA Trust and the lower coupon interest rates on such Securities, the value of such Series should tend to fluctuate less than longer term obligations. Some or all of the Securities in a Series of the GNMA Trust may have been purchased at a market discount.

     Estimated Current and Long-Term Returns. The Estimated Current Return shown under "Essential Information" in Part Two, shows the return based on the Public Offering Price which includes a sales charge and is computed by dividing the estimated net annual interest income by the Public Offering Price. The net annual interest rate will vary with changes in the fees and expenses of the Trustee, Sponsor and Evaluator and with the exchange, redemption, sale, scheduled payments, prepayments or maturity of underlying Securities. The Public Offering Price will also vary with fluctuations in the evaluation of the underlying Securities and accrued interest, and, in the case of certain Trusts, with changes in Purchased Interest and Daily Accrued Interest. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated average life of all of the Securities in the Trusts and
(2) takes into account the expenses and sales charge associated with each Unit of each Trust. Since the market values and estimated average life of the Securities and the expenses of the Trusts will change, it can be expected that the Estimated Long-Term Returns will fluctuate in the future. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculation includes only the net annual interest rate and Public Offering Price. See "Estimated Long-Term and Current Returns." The net annual income is, of course, taxable to a Unitholder. The net annual income is not taxable for Federal income tax purposes to qualified foreign investors who have purchased Midget Foreign Investors Trusts. See "Tax Status of the Trusts" and "Retirement Plans."

     Market for Units. The Sponsor, though not obligated to do so, intends to maintain a market for the Units of the Series of the GNMA Trust based on the aggregate bid side evaluation of the underlying

Securities plus, in the case of certain Trusts, Purchased Interest and Daily Accrued Interest. If such market is not maintained, a Unitholder will, nevertheless, be able to dispose of his Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities in each Series. See "Redemption." Market conditions may cause such prices to be greater or less than the amount paid for Units.


GNMA PORTFOLIO

     The GNMA Trust. Each Series of the GNMA Trust is a "unit investment trust" created under Missouri or New York law pursuant to a Trust Indenture and Agreement (hereinafter collectively referred to as the "Indenture").* Ranson & Associates, Inc. is the Sponsor and Evaluator of the Trusts and is successor sponsor and evaluator of all unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

     The purpose and objective of the GNMA Trust is to provide investors with an appropriate vehicle to obtain safety of capital and monthly distributions of interest and principal through investment in a fixed portfolio of securities (the "GNMA Portfolio") consisting of taxable mortgage-backed securities of the modified pass-through type ("Ginnie Maes") guaranteed by the Government National Mortgage Association ("GNMA") and backed by the full faith and credit of the United States.
In addition, the Midget Foreign Investors Trusts and GNMA Foreign Investors Portfolio Series, which are available only to non-resident alien investors, have an additional purpose of providing income which is exempt from withholding for U.S. Federal income taxes for such foreign investors. A foreign investor must provide a completed W-8 Form to his financial representative or the Trustee to avoid withholding on his account. See "Tax Status of the Trusts."

     As used herein, the term "Securities" means the Ginnie Maes described in Part Two under "Schedule of Investments."

     On the date shown, each Unit represented the fractional undivided interest in the Securities and estimated net income of the Series of the GNMA Trust set forth in Part Two under "Essential Information." Because regular payments of principal are to be received and certain of the Securities from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described herein, the Series of the GNMA Trust is not expected to retain its present size and composition. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of a Series of the GNMA Trust pursuant to the Indenture.

--------------
* To the extent reference is made to the Indenture, any statements herein are qualified in their entirety by the provisions of said Indenture.

     Risk Factors. An investment in Units of a Series of the GNMA Trust should be made with an understanding of the risks which an investment in fixed rate long term debt obligations may entail, including the risk that the value of the GNMA Portfolio and hence of the Units will decline with increases in interest rates. Because of the shorter average life of the Ginnie Mae Midgets in certain Series of the GNMA Trust, and the lower coupon interest rate on such Securities, the value of the Units of such Series should tend to fluctuate less than that of Series composed of longer term obligations. The value of the underlying Securities will fluctuate inversely with changes in interest rates. In addition, the potential for appreciation of the underlying Securities, which might otherwise be expected to occur as a result of a decline in interest rates may be limited or negated by increased principal prepayments on the underlying mortgages. The high inflation of prior years, together with the fiscal measures adopted to attempt to deal with it, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate long term debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.

     The Securities in the Series of the GNMA Trust were chosen in part on the basis of their respective stated maturity dates. The ranges of maturity dates of the Securities contained in a Series of the Trust are shown in Part Two on the "Schedule of Investments." See "Life of the Securities and of the Series of the GNMA Trust."

     A Series of the GNMA Trust may be an appropriate medium for investors who desire to participate in a portfolio of taxable fixed income securities offering the safety of capital provided by securities backed by the full faith and credit of the United States but who do not wish to invest the minimum $25,000 which is required for a direct investment in GNMA guaranteed securities.

     Portfolios. The GNMA Portfolios of the Series of the GNMA Trust consist of Ginnie Maes, including so-called Ginnie Mae II's and, in the case of certain designated Series, Ginnie Mae Midgets, fully guaranteed as to payment of principal and interest by the Government National Mortgage Association. In order for Ginnie Maes to be eligible for inclusion in Midget Foreign Investors Trusts or GNMA Foreign Investors
Portfolio Series, evidence must be received by the Sponsor that the underlying mortgages were originated after July 18, 1984. Although the Sponsor believes that all the underlying mortgages were originated after July 18, 1984, to the extent that this is not the case, a Foreign Investor will be subject to withholding for U.S. Federal income taxes on income derived from mortgages that were originated on or prior to July 18, 1984. See "Tax Status of the Trusts." Each group of Ginnie Maes described herein as having a specified range of maturities includes individual mortgage-backed securities which have varying ranges of maturities. Each such group of Ginnie Maes is described as one category of securities because current market conditions accord no difference in price among the individual Ginnie Mae securities within such group on the basis of the difference in the maturity dates of each Ginnie Mae. As long as this market condition prevails, a purchase of Ginnie Maes with the same coupon rate and a maturity date within the range mentioned above will be considered an acquisition of the same Security. In the future, however, the difference in maturity ranges could affect the market value of the individual Ginnie Maes. At such time, any additional purchases by a GNMA Portfolio Series of the Trust will take into account the maturities of the individual Securities.

     A Series of the GNMA Trust may contain Securities which were acquired at a market discount. Such Securities trade at less than par value because the interest rates thereon are lower than interest rates on comparable debt securities being issued at currently prevailing interest rates. If interest rates for newly issued and otherwise comparable securities increase, the market discount of previously issued securities will increase and if interest rates for newly issued comparable securities decline, the market discount of previously issued securities will decrease, other things being equal. Market discount attributable to interest rate changes does not indicate a lack of market confidence in the issue.

     Holders of Units will be "at risk" with respect to such Securities (i.e., may derive either gain or loss from fluctuations in the evaluation of the Securities) from the date they commit for Units. See "Estimated Long - Term and Current Returns."

     The mortgages underlying a Ginnie Mae may be prepaid at any time without penalty. A lower or higher return on Units may occur depending on whether the price at which the respective Ginnie Maes were acquired by a Series of the Trust is lower or higher than par (which represents the price at which such Ginnie Maes will be redeemed upon prepayment). Redemption of premium Ginnie Maes at par pursuant to prepayments of mortgages will operate to lower the current return on Units outstanding at that time since premium Ginnie Maes normally carry higher interest coupons than par or discount Ginnie Maes. If mortgages rates decline in the future, such prepayments may occur with increasing frequency because, among other reasons, mortgagors may be able to refinance their outstanding mortgages at lower interest rates. See "Life of the Securities and of the Series of the GNMA Trust."

     Set forth below is a brief description of the current method of origination of Ginnie Maes; the nature of such securities, including the guaranty of GNMA; the basis of selection and acquisition of the Ginnie Maes included in the GNMA Portfolios; and the expected life of the Ginnie Maes in the Series of the GNMA Trust. The "Schedule of Investments" in
Part Two contains information concerning the coupon rate and range of stated maturities of the Ginnie Maes in such Series of the GNMA Trust.

     Origination. The Ginnie Maes included in the GNMA Portfolios are backed by the indebtedness secured by underlying mortgage pools of long term mortgages on 1- to 4-family dwellings. In the case of The Midget Foreign Investors Trusts or GNMA Foreign Investors Portfolio Series, which may be acquired only by qualified foreign investors, the Sponsor has acquired only pools containing mortgages which it believes were originated after July 18, 1984. The pool of mortgages which is to underlie a particular new issue of Ginnie Maes is assembled by the proposed issuer of such Ginnie Maes. The issuer is typically a mortgage banking firm, and in every instance must be a mortgagee approved by and in good standing with the Federal Housing Administration ("FHA"). In addition, GNMA imposes its own criteria on the eligibility of issuers, including a net worth requirement.

     The mortgages which are to comprise a new Ginnie Mae pool may have been originated by the issuer itself in its capacity as a mortgage lender or may be acquired by the issuer from a third party. Such third party may be another mortgage banker, a banking institution, the Veterans

Administration ("VA") (which in certain instances acts as a direct lender and thus originates its own mortgages) or one of several other governmental agencies. All mortgages in any given pool will be insured under the National Housing Act, as amended ("FHA-insured") or Title V of the Housing Act of 1949 ("FMHA-insured") or guaranteed under the Servicemen's Readjustment Act of 1944, as amended, or Chapter 37 of Title 38, U.S.C. ("VA-guaranteed"). Such mortgages will have a date for the first scheduled monthly payment of principal that is not more than one year prior to the date on which GNMA issues its guaranty commitment as described below, will have comparable interest rates and maturity dates, and will meet additional criteria of GNMA. All mortgages in the pools backing the Ginnie Maes contained in the Portfolios are mortgages on 1- to 4-family dwellings (having a stated maturity of up to 30 years, except in the case of certain Series containing Ginnie Mae Midgets, whose stated maturity is 15 years). In general, the mortgages in these pools provide for monthly payments over the life of the mortgage (aside from prepayments) designed to repay the principal of the mortgage over such period, together with interest at the fixed rate of the unpaid balance.

     To obtain GNMA approval of a new pool of mortgages, the issuer will file with GNMA an application containing information concerning itself, describing generally the pooled mortgages, and requesting that GNMA approve the issue and issue its commitment (subject to GNMA's satisfaction with the mortgage documents and other relevant documentation) to guarantee the timely payment of principal of and interest on the Ginnie Maes to be issued by the issuer. If the application is in order, GNMA will issue its commitment and will assign a GNMA pool number to the pool. Upon completion of the required documentation (including detailed information as to the underlying mortgages, a custodial agreement with a Federal or state regulated financial institution satisfactory to GNMA pursuant to which the underlying mortgages will be held in safekeeping, and a detailed guaranty agreement between GNMA and the issuer) the issuance of the Ginnie Maes is permitted. When the Ginnie Maes are issued, GNMA will endorse its guaranty thereon. The aggregate principal amount of Ginnie Maes issued will be equal to the then unpaid aggregate principal balances of the pooled mortgages. The interest rate borne by the Ginnie Maes is currently fixed at 1/2 of 1% below the interest rate of the pooled 1- to 4-family mortgages, the differential being applied to the payment of servicing and custodial charges as well as GNMA's guaranty fee.

     Ginnie Mae II's consist of jumbo pools of mortgages consisting of pools of mortgages from more than one issuer. The major advantage of Ginnie Mae II's lies in the fact that a central paying agent sends one check to the holder on the required payment date. This greatly simplifies the current procedure of collecting distributions from each issuer of a Ginnie Mae, since such distributions are often received late.

     Nature of Ginnie Maes and GNMA Guaranty. All of the Ginnie Maes in the GNMA Portfolio, including the Ginnie Mae II's, are of the "modified pass-through" type, i.e., they provide for timely monthly payments to the registered holders thereof (including the Series of the GNMA Trust) of a pro rata share of the scheduled principal payments on the underlying mortgages, whether or not collected by the issuers. Such monthly payments will also include, on a pro rata basis, any prepayments of principal of such mortgages received and interest (net of the servicing and other charges described above) on the aggregate unpaid principal balance of such Ginnie Maes, whether or not the interest on the underlying mortgage has been collected by the issuers.

     The Ginnie Maes in the GNMA Portfolios are guaranteed as to timely payment of principal and interest by GNMA. Funds received by the issuers on account of the mortgages backing the Ginnie Maes in the GNMA Portfolios are intended to be sufficient to make the required payments of principal of and interest on such Ginnie Maes but, if such funds are insufficient for that purpose, the guaranty agreements between the issuers and GNMA require the issuers to make advances sufficient for such payments. If the issuers fail to make such payments, GNMA will do so.

     GNMA is authorized by Section 306(g) of Title III of the National Housing Act to guarantee the timely payment of principal of and interest on securities which are based on or backed by a trust or pool composed of mortgages insured by FHA, the Farmers' Home Administration ("FMHA") or guaranteed by the VA. Section 306(g) provides further that the full faith and credit of the United States is pledged to the payment of all amounts which may be required to be paid under any guaranty under such subsection. An opinion of an Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United States backed by its full faith and credit."* GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under such guaranties.

     Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages and, except to the extent of funds received by the issuers on account of such mortgages, Ginnie Maes do not constitute a liability of nor evidence any recourse against such issuers, but recourse thereon is solely against GNMA. Holders of Ginnie Maes (such as the GNMA Trust) have no security interest in or lien on the underlying mortgages.

     The GNMA guaranties referred to herein relate only to payment of principal of and interest on the Ginnie Maes in the GNMA Portfolios and not to the Units offered hereby.

     Life of the Securities and of the Series of the GNMA Trust. Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Series of the GNMA Trust in respect of the mortgages underlying the Ginnie Maes in the GNMA Portfolios. All of the mortgages in the pools relating to the Ginnie Maes in the GNMA Portfolios are subject to prepayment without any significant premium or penalty at the option of the mortgagors. While the mortgages on 1- to 4-family dwellings underlying the Ginnie Maes have a stated maturity of up to 30 years (15 years for Ginnie Mae Midgets), it has been the experience of the mortgage industry that the average life of comparable mortgages,

---------------
* Any statement in this Prospectus that a particular Security is backed by the full faith and credit of the United States is based upon the opinion of an Assistant Attorney General of the United States and should be so construed.

owing to prepayments, refinancings and payments from foreclosures is considerably less.

     In the mid 1970s, published tables for Ginnie Maes utilized a 12-year average life assumption for Ginnie Mae pools of 26-30 year mortgages on 1- to 4-family dwellings. This assumption was derived from the FHA experience relating to prepayments on such mortgages during the period from the mid 1950s to the mid 1970s. This 12-year average life assumption was calculated in respect of a period during which mortgage lending rates were fairly stable. That assumption is probably no longer an accurate measure of the life of Ginnie Maes or their underlying single family mortgage pools. However, current yield tables, published in 1981, still utilize the 12-year average life assumption and Ginnie Maes continue to be traded based on this assumption. Recently, mortgages issued at high interest rates have experienced accelerated prepayment rates which would indicate a shorter average life than 12 years.

     A number of factors, including homeowner's mobility, change in family size and mortgage market interest rates will affect the average life of the Ginnie Maes in the GNMA Portfolios. For example, Ginnie Maes issued during a period of high interest rates will be backed by a pool of mortgage loans bearing similarly high rates. In general, during a period of declining interest rates, new mortgage loans with interest rates lower than those charged during periods of high rates will become available. To the extent a homeowner has an outstanding mortgage with a high rate, he may refinance his mortgage at a lower interest rate or he may rapidly repay his old mortgage. Should this happen, a Ginnie Mae issued with a high interest rate may experience a rapid prepayment of principal as the underlying mortgage loans prepay in whole or in part. Accordingly, there can be no assurance that the prepayment levels which will be actually realized will conform to the experience of the FHA, other mortgage lenders or other Ginnie Mae investors.

     It is not possible to meaningfully predict prepayment levels regarding the Ginnie Maes in the GNMA Portfolios. Therefore, the termination of a Series of the GNMA Trust might be accelerated as a result of prepayments made as described herein.

     In addition to prepayments as described above, sales of Securities in the GNMA Portfolios under certain permitted circumstances may result in an accelerated termination of a Series of the GNMA Trust. Also, it is possible that, in the absence of a secondary market for the Units or otherwise, redemptions of Units may occur in sufficient numbers to reduce the GNMA Portfolios to a size resulting in such termination. Early termination of a Series of the GNMA Trust may have important consequences to the Unitholder, e.g., to the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment; or the overall return on investment may be less or greater than anticipated, depending, in part, on whether the purchase price paid for Units represented the payment of an overall premium or a discount, respectively, above or below the stated principal amounts of the underlying mortgages. In addition, a capital gain or loss may result for tax purposes from termination of the GNMA Portfolios.

SUMMARY - U.S. TREASURY PORTFOLIO

     Each Kemper Government Securities Trust, U.S. Treasury Portfolio, Kemper Defined Funds, U.S. Treasury Portfolio and EVEREN Unit Investment Trusts U.S. Treasury Portfolio (collectively, the "U.S. Treasury Portfolio Series") is a unit investment trust whose objective is to obtain safety of capital and investment flexibility as well as current monthly distributions of interest through investment in a fixed, laddered portfolio consisting of interest-bearing U.S. Treasury obligations or, in certain U.S. Treasury Portfolio Series, consisting of some or almost all zero coupon U.S. Treasury obligations (the "U.S. Treasury Obligations"). The U.S. Treasury Portfolio Series is formed for the purpose of providing protection against changes in interest rates and also passing through to Unitholders in all states the exemption from state personal income taxes afforded to direct owners of U.S. obligations. Each U.S. Treasury Portfolio Series has an additional purpose of providing income which is exempt from withholding for U.S. Federal income taxes for non-resident alien investors. A foreign investor must provide a completed W-8 Form to his financial representative or the Trustee to avoid withholding on his account. The Securities are direct obligations of the United States and are backed by its full faith and credit. The value of the Units, the estimated current return and estimated long-term return to new purchasers will fluctuate with the value of the portfolio which will generally decrease or increase inversely with changes in interest rates.

     The  guaranteed payment of principal and interest afforded  by  U.S.
Treasury Obligations, and, with respect to those Series which own zero coupon U.S. Treasury Obligations ("Stripped Treasury Securities"), the additional fact that no interest distributions will be made prior to maturity of the Stripped Treasury Securities may make investment in U.S. Treasury Portfolio Series particularly well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. In addition, the ability to buy Units (minimum purchase $1,000 per Series, $250 for IRA accounts) at a Public Offering Price of approximately $1.00 per Unit ($10.00 per Unit for Kemper Defined Funds and EVEREN Unit Investment Trusts) enables such investors to tailor the dollar amount of their purchases of Units to take maximum possible advantage of the annual deductions available for contributions to such plans. Investors should consult with their tax advisers before investing. See "Retirement Plans."

     Monthly Distributions. Monthly distributions of interest received by each U.S. Treasury Portfolio Series will be paid in cash unless the Unitholder elects to have them automatically reinvested in any mutual fund underwritten or advised by Zurich Kemper Investments, Inc. (the "Kemper Funds"), other than those Kemper Funds sold with a contingent deferred sales charge. Since the portfolio securities and investment objectives of such Kemper Funds may differ significantly from that of the U.S. Treasury Portfolio, Unitholders should carefully consider the consequences before selecting such Kemper Funds for reinvestment. Any such reinvestment is made at net asset value (that is, without a sales charge). Investors have the ability to designate that only principal payments or only interest payments or both are to be reinvested (see "Reinvestment Program"). Distributions of principal will be made in accordance with the instructions of the investor in any month the amount in the Principal Account equals or exceeds $1.00 per 1,000 Units ($1.00 per 100 Units for certain Trusts). Distributions will be made as specified in Part Two for each Trust.

     Stripped Treasury Securities. Stripped Treasury Securities are sold at a deep discount because the buyer of those securities obtains only the right to receive a future fixed payment on the security and not any rights to periodic interest payments thereon. Purchasers of these Securities acquire, in effect, discount obligations that are economically identical to the "zero-coupon bonds" that have been issued by corporations. Zero coupon bonds are debt obligations which do not make any periodic payments of interest prior to maturity and accordingly are issued at a deep discount.

     Stripped Treasury Securities held by any Series of the U.S. Treasury Portfolio Series Trust shall consist solely of either of the following types of the registered securities: (a) U.S. Treasury debt obligations originally issued as bearer coupon bonds which have been stripped of their unmatured interest coupons and (b) coupons which have been stripped from U.S. Treasury bearer bonds, either of which may be held through the Federal Reserve Bank's book entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. In addition, the Stripped Treasury Securities do not make any periodic payments of interest.

     The Stripped Treasury Securities are sold at a substantial discount from their face amounts payable at maturity. The holder of Stripped Treasury Securities will be required to include annually in gross income an allocable portion of the deemed original issue discount, prior to receipt of cash attributable to that income. Accordingly, any Series owning Stripped Treasury Securities may not be a suitable investment unless these taxes can be paid from other funds or unless such Series is purchased by Individual Retirement Accounts, Keogh plans or other tax-deferred retirement plans. Stripped Treasury Securities are marketable in substantially the same manner as other discount Treasury Securities.

     Risk Factors. An investment in Units of the U.S. Treasury Portfolio should be made with an understanding of the risks which an investment in fixed-rate U.S. Treasury obligations may entail, including the risk that the value of the portfolio and hence of the Units will decline with increases in interest rates. Some or all of the Securities in the Trust Fund have been purchased at a market discount. The current returns (coupon interest rate) of such Securities are lower than the current returns of similar, comparably rated, Securities issued at currently prevailing interest rates.

     Additionally, an investment in a Series holding Stripped Treasury Securities should be made with an understanding of the risks which an investment in debt obligations, most of which were purchased at a deep discount, may entail, including the risk that the value of the underlying debt obligations and hence of the Units will decline with increases in interest rates. The market value of Stripped Treasury Securities, and therefore the value of the Units, may be subject to greater fluctuations in response to changing interest rates than debt obligations of comparable maturities which pay interest currently. This risk is greater when the period to maturity is longer. No distributions of income are anticipated until maturity of the Stripped Treasury Securities. The price per Unit will vary in accordance with fluctuations in the values of the Stripped Treasury Securities, and the distributions could change if Stripped Treasury Securities are paid or sold, or if the expenses of the Trust change.

     The Stripped Treasury Securities will mature at one year intervals in consecutive years and do not make any periodic payment of income prior to maturity. Accordingly, it is not anticipated that there will be any periodic distributions of income.

     Because interest on "zero coupon" debt obligations is not distributed on a current basis but in effect compounded, the value of securities of this type, including the value of accreted and reinvested interest (and of a trust comprised of these obligations), is subject to greater fluctuations than of obligations which distribute income regularly. Accordingly, while the full faith and the credit of the U.S. government provides a high level of protection against credit risks on the Securities, sale of Units before maturity of the Securities at a time when interest rates have increased would involve greater risk than in a trust which is invested in debt obligations or comparable maturity which pay interest currently. This risk is greater when the period to maturity is longer.

     Estimated Current and Long-Term Returns. The Estimated Current Return is calculated by dividing the estimated net annual interest rate per Unit by the Public Offering Price. The net estimated annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, Sponsor and Evaluator and with the exchange, redemption, sales, scheduled payments, prepayments or maturity of underlying Securities in the portfolio. The Public Offering Price of a Trust will also vary with fluctuations in the evaluation of the underlying Securities and accrued interest, and in the case of certain Trusts with changes in the Purchased Interest and Daily Accrued Interest; therefore, there is no assurance that the present Estimated Current Return will be realized in the future. The Estimated Long-Term Return is calculated using a formula which
(1) takes into account the amortization of premiums and the accretion of discounts, the estimated retirements of all the Securities in such Series and (2) takes into account the expenses and sales charge associated with each Unit of the Trust. Since the market values and the estimated average lives or estimated retirements, as the case may be, of the Securities and the expenses of a Trust will change, it can be expected that the Estimated Long-Term Returns will fluctuate in the future. Estimate Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculation includes only the net annual interest rate and Public Offering Price.

     Market for Units. The Sponsor, though not obligated to do so, after the initial offering period, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities plus Purchased Interest, if any, and accrued interest (or Daily Accrued Interest). If such market is not maintained, a Unitholder will, nevertheless, be able to dispose of his Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. See "Redemption." Market conditions may cause such prices to be greater or less than the amount paid for Units.

THE U.S. TREASURY PORTFOLIO SERIES

     Each Kemper Government Securities Trust, U.S. Treasury Portfolio, Kemper Defined Funds, U.S. Treasury Portfolio and EVEREN Unit Investment Trusts U.S. Treasury Portfolio (collectively, the "U.S. Treasury Portfolio Series") is a "unit investment trust" created under Missouri or New York law pursuant to a Trust Indenture and Agreement (hereinafter collectively referred to as the "Indenture").* Ranson & Associates, Inc. is the Sponsor and Evaluator of the Trusts and is successor sponsor and evaluator of all unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

     The objective of the U.S. Treasury Portfolio is to obtain safety of capital and investment flexibility through investment in a fixed, laddered portfolio consisting of interest-bearing (or in some cases zero coupon) U.S. Treasury obligations. The U.S. Treasury Portfolio Series is formed for the purpose of providing protection against changes in interest rates and also passing through to Unitholders in all states the exemption from state personal income taxes afforded to direct owners of U.S. obligations. The Securities are direct obligations of the United States and are backed by its full faith and credit. The value of the Units, the estimated current return and estimated long-term return to new purchasers will fluctuate with the value of the Securities included in the portfolio which will generally decrease or increase inversely with changes in interest rates. See "Tax Status of the Trusts."

     Risk Factors. An investment in Units of the U.S. Treasury Portfolio Series should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risks that the value of the Portfolio and hence of the Units will decline with increases in interest rates. The value of the underlying Securities will fluctuate inversely with changes in interest rates. The high inflation of prior years, together with the fiscal measures adopted to attempt to deal with it, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate long term debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.

     In selecting Securities for deposit in the U.S. Treasury Portfolio Series, the following factors, among others, were considered by the
Sponsor: (i) the prices of the Securities relative to other comparable Securities; (ii) the maturities of these Securities; and (iii) whether the Securities were issued after July 18, 1984.

     The U.S. Treasury Portfolio Series may be an appropriate medium for investors who desire to participate in a portfolio of taxable fixed income securities offering the safety of capital provided by an investment backed by the full faith and credit of the United States. In addition, many investors may benefit from the exemption from state and

-----------------
* To the extent reference is made to the Indenture, any statements herein are qualified in their entirety by the provisions of said indenture.

local personal income taxes that will pass through the U.S. Treasury Portfolio Series to Unitholders in virtually all states.

     Since Unitholders of a Series holding Stripped Treasury Securities will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income, such Series may be appropriate only for an account which can pay taxes with other funds in advance of the receipt of the cash attributable to such income or for Individual Retirement Accounts, Keogh plans or other tax-deferred retirement plans.

     General. Each Unit in a Series represents the fractional undivided interest in the U.S. Treasury Portfolio Series as set forth under "Essential Information" in Part Two. Because certain of the Securities from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described herein, the U.S. Treasury Portfolio Series of the Trust is not expected to retain its present size and composition. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture.


PORTFOLIO SELECTION

     In selecting Ginnie Maes and U.S. Treasury Obligations (collectively referred to herein as the "Portfolio Obligations") for deposit in a Series of the appropriate Trusts, the following factors, among others, were considered by the Sponsor: (i) the types of such obligations available; (ii) the prices and yields of such obligations relative to other comparable obligations including the extent to which such obligations are trading at a premium or at a discount from par; and
(iii) the maturities of such obligations.

     Each Series of the Trusts consists of the unamortized principal amount of the Portfolio Obligations listed in Part Two under "Schedule of Investments" as may continue to be held from time to time in such Series together with accrued and undistributed interest thereon and undistributed cash representing payments and prepayments of principal and proceeds realized from the disposition of Portfolio Obligations. Neither the sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities.

     Each series of the Trust may contain "zero coupon" U.S. Treasury Obligations. See "Schedule of Investments" in Part Two of this Prospectus. Zero coupon obligations are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the obligations and does not receive any periodic interest payments. The effect of owning deep discount obligations which do not make current interest payments (such as the zero coupon obligations) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon obligations are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest.

     Because regular payments of principal are to be received and certain of the Portfolio Obligations from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described herein, the Series of the Trusts are not expected to retain their present size and composition.


THE UNITS

     Each Unit represents the fractional undivided interest in a Series of the Trusts set forth in Part Two under "Essential Information." If any Units are redeemed by the Trustee, the principal amount of Portfolio Obligations in such Series of the Trusts will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each Unit in the balance will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Series of the Trusts. See "Redemption" and "Administration of the Trust - Termination."


ESTIMATED LONG-TERM AND CURRENT RETURNS

     The Estimated Current Return and Estimated Long-Term Return for each trust are the amounts set forth in Part Two under "Essential Information" as of the date shown on that page. Estimated Current Return is calculated by dividing the estimated net annual interest rate per Unit by the Public Offering Price. The estimated net annual interest rate per Unit will vary with changes in fees and expenses of the Trustee, the Sponsor and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Portfolio Obligations while the Public Offering Price will vary with changes in the offering price of the underlying Portfolio Obligations and accrued interest, and in the case of certain Trusts, with changes in Purchased Interest and Daily Accrued Interest; therefore, there is no assurance that the present Estimated Current Return will be realized in the future. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and, in the case of GNMA Portfolio Series, the estimated average life of all the Portfolio Obligations in such Series or, in the case of U.S. Treasury Portfolio Series, the estimated retirements of all of the Portfolio Obligations in such Series and
(2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and the estimated average lives or estimated retirements, as the case may be, of the Portfolio Obligations and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated dates and amounts of principal returned while the Estimated Current Return calculations include only net annual interest rates and Public Offering Price. See "Summary - GNMA Portfolio - Estimated Current and Long-Term Returns" and "Summary - U.S. Treasury Portfolio - Estimated Current and Long-Term Returns."

     Payments received in respect of the mortgages underlying the Ginnie Maes in the GNMA Trust Portfolios will consist of a portion representing interest and a portion representing principal. Although the aggregate monthly payment made by the obligor on each mortgage remains constant (aside from optional prepayments of principal), in the early years most of each such payment will represent interest, while in later years, the proportion representing interest will decline and the proportion representing principal will increase. However, by reason of optional prepayments, principal payments in the earlier years on the mortgages underlying the Ginnie Maes may be substantially in excess of those required by the amortization schedules of such mortgages. Therefore, principal payments in later years may be substantially less since the aggregate unpaid principal balances of such underlying mortgages may have been greatly reduced. To the extent that the underlying mortgages bearing higher interest rates in the GNMA Trust Portfolios are pre-paid faster than the other underlying mortgages, the net annual interest rate per Unit and the Estimated Current Return on the Units can be expected to decline. Monthly payments to the Unitholders will reflect all of the foregoing factors.

     In addition to the Public Offering Price, the price of a Unit will include accrued interest on the Portfolio Obligations from the last Record Date of that Series of the Trusts to the date of settlement for any purchase. Therefore, accrued interest will generally be added to the value of the Units. If a Unitholder sells all or a portion of his Units, he will receive his proportionate share of the accrued interest on such Series from the purchaser of his Units. Similarly, if a Unitholder redeems all or a portion of his Units, the Redemption Price per Unit will include accrued interest on the Portfolio Obligations.


PUBLIC OFFERING OF UNITS

     Public  Offering  Price.   The Public Offering  Price  of  Units  is
computed by adding to the aggregate bid price of the Portfolio Obligations in that Series of the Trusts as determined by the Evaluator (see below) plus any money in the Principal Account of such Series other than money required to redeem tendered Units, plus Purchased Interest, if any, and accrued interest (or Daily Accrued Interest), then dividing such sum by the number of Units of such Series outstanding and then adding that sales charge referred to below.

     Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The Sponsor may at any time change the amount by which the sales charge is reduced or may discontinue the discount altogether.

     The sales charge per Unit for the GNMA Portfolio Series will be reduced pursuant to the following graduated scale:

                               GNMA MIDGET SERIES             GNMA SERIES
                            ------------------------     ------------------------
                            PERCENT OF    PERCENT OF     PERCENT OF    PERCENT OF
                             OFFERING     NET AMOUNT      OFFERING     NET AMOUNT
TICKET SIZE                   PRICE        INVESTED        PRICE        INVESTED
-----------                 ----------    ----------     ----------    ----------
Less than $100,000            3.50%         3.627%         3.95%         4.112%
$100,000 to $249,999          3.25          3.359          3.70          3.842
$250,000 to $499,999          2.85          2.934          3.35          3.466
$500,000 to $999,999*         2.60          2.669          3.10          3.199

----------------
* For any transaction in excess of this amount, contact the Sponsor for the applicable sales charge.


     The sales charge per Unit for U.S. Treasury Portfolio Series will be reduced pursuant to the following graduated scale:

                                              DOLLAR WEIGHTED AVERAGE YEARS TO MATURITY

                             0-1.99 YEARS     2-2.99 YEARS     3-4.99 YEARS     5-6.99 YEARS     7-9.99 YEARS
                             ------------     ------------     ------------     ------------     ------------
TICKET SIZE                                  SALES CHARGE (PERCENT OF PUBLIC OFFERING PRICE)
-----------                  --------------------------------------------------------------------------------
Less than $500,000              1.25%            1.50%            1.75%            2.25%            3.00%
$500,000 to $999,999            1.00             1.25             1.50             1.75             2.50
$1,000,000 to $1,499,999*       1.00             1.00             1.25             1.50             2.00

----------------
* For any transaction in excess of $1,499,999, please contact the Sponsor for the applicable sales charge.


     The reduced sales charges as shown on the tables above will apply to all purchases of Units on any one day by the same person from the same firm, and for this purpose, purchases of Units of one or more Series of the Trusts will be aggregated with concurrent purchases of Units of any other unit investment trust that may be offered by the Sponsor.

     Additionally, Units purchased in the name of a spouse or child (under 21) of such purchaser will be deemed to be additional purchases by such purchaser. The reduced sales charge is also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

     The Sponsor will also allow purchasers who commit to purchase $1 million or more of a Series units during a 12 month period to do so at the applicable sales charge for such series pursuant to a letter of intent, subject to certain restrictions.

     The Sponsor intends to permit officers, directors and employees of the Sponsor and Evaluator to purchase Units of any Series of the Trusts without a sales charge, although a transaction processing fee may be imposed on such trades. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and the right to charge the amount of the sales charge from time to time.

     Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Distribution of Units") by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

     In addition to the Public Offering Price, the price of a Unit of a Series of the Kemper Government Securities Trust will include accrued interest on the Portfolio Obligations from the last Record Date of that Series of such Trust to the date of settlement for any purchase. Therefore, accrued interest will generally be added to the value of the Units of such Trust. If a Unitholder of the Kemper Government Securities Trust sells all or a portion of his Units, he will receive his proportionate share of the accrued interest for that Series of the Trusts from the purchaser of his Units. Similarly, if a Unitholder of the Kemper Government Securities Trust redeems all or a portion of his Units, the Redemption Price per Unit will include accrued interest on the Portfolio Obligations in such Series.

     In the case of certain Series of Kemper Defined Funds, the Public Offering Price includes accrued interest which consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a security from the later of the last day on which interest thereon was paid or the date of original issuance of the security. Interest on the Portfolio Obligations in a Trust is paid monthly or semi-annually to the Trust. The aggregate amount of such accrued interest on the Portfolio Obligations in a Trust in certain Series of Kemper Defined Funds to the First Settlement Date of such Trust is referred to herein as "Purchased Interest." Included in the Public
Offering Price of the Trust Units is Purchased Interest. The second element of accrued interest arises because the estimated net interest on the Units in a Trust is accounted for daily on an accrual basis (herein referred to as "Daily Accrued Interest" for purposes of certain Kemper Defined Funds Trusts). Because of this, the Units always have an amount of interest earned but not yet paid or reserved for payment. For this reason, the Public Offering Price of Units in certain Series of Kemper Defined Funds will include the proportionate share of Daily Accrued Interest to the date of settlement. If a Unitholder in certain Series of Kemper Defined Funds sells or redeems all or a portion of his Units or if the Portfolio Obligations are sold or otherwise removed or if the Trust is liquidated, he will receive at that time his proportionate share of the Purchased Interest and Daily Accrued Interest computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption in the Trust.

     In the case of certain other Series of Kemper Defined Funds and all Series of EVEREN Unit Investment Trusts, the Public Offering Price includes accrued interest as described in this paragraph. Accrued interest is the accumulation of unpaid interest on a security from the last day on which interest thereon was paid. Interest on Securities generally is paid semi-annually (monthly in the case of Ginnie Maes, if any) although a Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a Trust the amount, if any, of accrued interest paid on their Units. In an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date. Because of the varying interest payment dates of the Securities, accrued interest at any point in time will be greater than the amount of interest actually received by the Trusts and distributed to Unitholders. Therefore, there will always remain an item of accrued interest that is added to the value of the Units. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds held in the Interest Account for distributions to Unitholders and since such Account is non-interest bearing to Unitholders, the Trustee benefits thereby.

     The Public Offering Price on any date will vary from the amount stated under "Essential Information" in Part Two due to fluctuations in the valuation of the underlying Portfolio Obligations in such Series of the Trusts and accrued interest, and, in the case of certain Trusts, the additions or deletions of Purchased Interest and Daily Accrued Interest.

     The aggregate bid prices of the Portfolio Obligations in a Series of the Trusts, are determined for each Series of the Trusts by the Evaluator, in the following manner: (a) on the basis of current bid prices for the Portfolio Obligations, (b) if bid prices are not available for the Portfolio Obligations, on the basis of current bid prices for comparable securities, (c) by determining the value of the Portfolio Obligations on the bid side of the market by appraisal, or (d) by any combination of the above. The Evaluator may obtain current price information as to the Portfolio Obligations from investment dealers or brokers, including the Sponsor. Such evaluations and computations will be made as of the close of business on each business day and will be effective for all sales of Units made during the preceding 24-hour period. Evaluations, for purposes of redemptions by the Trustee, will be made each business day as of the Evaluation Time stated under "Essential Information" in Part Two, effective for all redemptions made subsequent to the last preceding determination.

     In connection with the Ginnie Maes deposited in the GNMA Trusts, there is a period of time beginning on the first day of each month, during which the total amount of payments (including prepayments, if any) of principal for the preceding month on the various mortgages underlying each of the Ginnie Maes in the Portfolio of a Series will not yet have been reported by the issuer to GNMA and made generally available to the public. During this period, the precise principal amount of the underlying mortgages remaining outstanding for each Ginnie Mae in the Portfolios, and therefore the precise principal amount of such Security, will not be known, although the principal amount outstanding for the preceding month will be known. Therefore, the exact amount of principal to be acquired by the Trustee as a holder of such Securities which may be distributed to Unitholders of such Series with the next monthly distribution will not be known. The Sponsor does not expect that the amounts of such prepayments and the differences in such principal amounts from month to month will be material in relation to a Series of the GNMA Trusts due to the number of mortgages underlying each Ginnie Mae and the number of such Ginnie Maes in each Series of the GNMA Trusts. However, there can be no assurance that they will not be material. For purposes of the determination by the Evaluator of the bid prices of the Ginnie Maes in the GNMA Portfolios and for purposes of calculations of accrued interest on the Units, during the period in each month prior to the time when the precise amounts of principal of the Ginnie Maes for the month become publicly available, the Evaluator will base its evaluations and calculations, which are the basis for calculations of the Public Offering Price, the Sponsor's Repurchase Price and the Redemption Price per Unit, upon the principal amount of such Series outstanding for the preceding month. The Sponsor expects that the differences in such principal amounts from month to month will not be material to each GNMA Portfolio Series of the Trusts. Nevertheless, the Sponsor will adopt procedures as to pricing and evaluation for the Units of each Series of the GNMA Trusts, with such modifications, if any, deemed necessary by the Sponsor for the protection of Unitholders, designed to minimize the impact of such differences upon the calculation of the Public Offering Price per Unit, the Sponsor's Repurchase Price per Unit and the Redemption Price per Unit of such Series.

     Public Distribution. The Sponsor has qualified Units for sale in various states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Such firms receive a discount from the Public Offering Price as indicated in the tables under "Profit of Sponsor" below. Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks in an amount as indicated in the tables under "Profit of Sponsor" below. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking permitted regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time. The difference between the discounts and the sales charge will be retained by the Sponsor.

     The Sponsor also reserves the right to change the discounts set forth above from time to time. In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount, in the form of cash or other compensation, to dealers employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units of the Series of the Trusts and other unit investment trusts underwritten by the Sponsor.

     While not obligated to do so, the Sponsor intends, subject to change at any time, to maintain a market for Units of the Series of the Trusts offered hereby and to continuously offer to purchase said Units at prices based on the aggregate bid prices of the underlying Portfolio Obligations in such Series, together with accrued interest to the expected date of settlement.

     The Sponsor may suspend or discontinue purchases of Units at prices based on the bid prices of Securities in any Series of the Trusts if the supply of Units exceeds demand, or for other business reasons.

     Profits of Sponsor. Sales of Units may be made to or through dealers or through others at prices which represent discounts from the Public Offering Price as set forth below. Discounted rates for the GNMA Portfolio Series are as follows:

                                      GNMA           GNMA
Ticket Size*                     Midget Series      Series
------------                     -------------      ------
Less than $100,000                   2.10%           2.60%
$100,000 to $249,999                 2.10            2.60
$250,000 to $499,999                 1.80            2.30
$500,000 to $999,999**               1.55            2.05

----------------
* The breakpoint is applied on a Unit basis utilizing a breakpoint equivalent in the above table of $1.00 per Unit for $1 Units and $1000 per 100 Units for $10 Units.

** For transactions in excess of this amount, contact the Sponsor for the applicable rates.


     On the sale of Units, the Sponsor will retain the difference between the discount and the sales charge. The Sponsor may also realize profits or sustain losses while maintaining a market in the Units, in the amount of any difference between the prices at which it buys Units and the prices at which Units are resold after allowing for the discount.

     Cash, if any, received by a dealer from Unitholders prior to the settlement date for a purchase of Units of any Series may be used in such dealer's business subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the dealer.

TAX STATUS OF THE TRUSTS

     Regulated Investment Companies. Each Series of the GNMA Trusts (except for Kemper Government Securities Trust GNMA Portfolio (Foreign Investors Trusts) and Kemper Defined Funds, GNMA Portfolio, Series 1) is an association taxable as a corporation under the Internal Revenue Code and intends to qualify on a continuing basis for special Federal income tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). If the Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its long-term capital gain over its net short-term capital loss), it will not be subject to Federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders. In addition, to the extent the Trust distributes to Unitholders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of "regulated investment companies." Each Series of the GNMA Portfolio intends to timely distribute its taxable income (including any net capital gains) to avoid the imposition of Federal income tax or the excise tax. Distributions of the entire net investment income of each Series of such Trusts is required by the Indenture.

     In any taxable year of the Trusts, the distributions of its income, other than distributions which are designated as capital gain dividends, will, to the extent of the earnings and profits of such Series, constitute dividends for Federal income tax purposes which are taxable as ordinary income to Unitholders. To the extent that the distributions to a Unitholder in any year exceed the Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the Unitholder's basis in his Units, and to the extent that they exceed his basis, will be treated as a gain from the sale of his Units as discussed below. Distributions from each Series of the GNMA Trusts will not be eligible for the 70% dividends received deduction for corporations. Although distributions generally will be treated as distributed when paid, distributions declared in October, November or December, payable to Unitholders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by each Series of such Trusts (and received by the Unitholders) on December 31 of the year such distributions are declared. Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by the GNMA Trusts, as long as the Units of such Trusts are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units of any Series of a GNMA Trust are held by fewer than 500 persons, additional taxable income will be realized by the individual (and other noncorporate) Unitholders in excess of the distributions received from such Series.

     Distributions of the Trusts' net capital gain which the Trusts designate as capital gain dividends will be taxable to Unitholders thereof as long-term capital gains, regardless of the length of time the Units have been held by a Unitholder. However, if a Unitholder receives a long-term capital gain dividend (or is allocated a portion of the

Trust's undistributed long-term capital gain) and sells his Units at a loss prior to holding them for 6 months, such loss will be recharacterized as long-term capital loss to the extent of such long-term capital gain received as a dividend or allocated to a Unitholder. Distributions in partial liquidation, reflecting the proceeds of prepayments, redemptions, maturities (including monthly mortgage payments of principal in GNMA Series) or sales of Portfolio Obligations from a Series of such Trusts (exclusive of net capital gain) will not be taxable to Unitholders of such Series to the extent that they represent a return of capital for tax purposes. The portion of distributions which represents a return of capital will, however, reduce a Unitholder's basis in his Units, and to the extent they exceed the basis of his Units will be taxable as a capital gain. A Unitholder may recognize a taxable gain or loss when his Units are sold or redeemed. Such gain or loss will generally constitute either a long-term or short-term capital gain or loss depending upon the length of time the Unitholder has held his Units. Any loss on Units held six months or less will be treated as long-term capital loss to the extent of any long-term capital gains dividends received (or deemed to have been received) by the Unitholder with respect to such Units. For taxpayers other than corporations, net capital gains are presently subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. A capital loss is long-term if the asset is held for more than one year and short-term if held for one year or less.

     "The Revenue Reconciliation Act of 1993" (the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units. If a Ginnie Mae or Fannie Mae has been purchased by a GNMA Trust at a market discount (i.e., for a purchase price less than its stated redemption price at maturity (or if issued with original issue discount, its "revised issue price")) unless the amount of market discount is "de minimis" as specified in the Code each payment of principal on such security will generally constitute ordinary income to such Series of the Trust to the extent of any accrued market discount unless the Trust elects to include the accrued market discount in taxable income as it accrues. In the case of a Ginnie Mae, the amount of market discount that is deemed to accrue each month shall generally be the amount of discount that bears the same ratio to the total amount of remaining market discount that the amount of interest paid during the accrual period (each month) bears to the total amount of interest remaining to be paid on the Ginnie Mae as of the beginning of the accrual period.

     Each Unitholder of each Series of the GNMA Trusts shall receive an annual statement describing the tax status of the distributions paid by such Series of such Trust.

     Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding.

     The foregoing discussion relates only to the Federal income tax status of the Trust and to the tax treatment of distributions by the Trust to United States Unitholders.

     A Unitholder who is a foreign investor (i.e., an investor other than a United States citizen or resident or a United States corporation, partnership, estate or trust) should be aware that, generally, subject to applicable tax treaties, distributions from the Trust which constitute dividends for Federal income tax purposes (other than dividends which the Trust designates as capital gain dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from the Trust that are designated by the Trust as capital gain dividends should not be subject to United States Federal income taxes, including withholding taxes, if all of the following conditions are met (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iii) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units. Units in the Trust and Trust distributions may also be subject to state and local taxation and Unitholders should consult their tax advisers in this regard.

     U.S. Treasury Portfolio Series. In the opinion of Chapman and Cutler, counsel for the Sponsor:

          (1) Each Series of the U.S. Treasury Portfolio is not an association taxable as a corporation for Federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of the U.S. Treasury Portfolio Series of the Trust under the Code and income of such Series will be treated as the income of the Unitholders under the Code. Each Unitholder will be considered to have received his or her pro rata share of income derived from each Series asset when such income is considered to be received by each U.S. Treasury Portfolio Series.

          (2) Each Unitholder will have a taxable event when the U.S. Treasury Portfolio Series disposes of a U.S. Treasury Obligation, or when the Unitholder redeems or sells his Units. Unitholders must reduce the tax basis of their Units for their share of accrued interest received by the U.S. Treasury Portfolio Series, if any, on U.S. Treasury Obligations delivered after the Unitholder pay for their Units to the extent that such interest accrued on such U.S. Treasury Obligations before the date each U.S. Treasury Portfolio Series acquired ownership of the U.S. Treasury Obligations (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unitholders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of U.S. Treasury Obligations (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unitholder. The amount of any such gain or loss is measured by comparing the Unitholder's pro rata share of the total proceeds from such disposition with the Unitholder's basis for his or her fractional interest in the asset disposed of. In the case of a Unitholder who purchases Units, such basis (before adjustment for earned original issue discount, amortized bond premium and accrued market discount (if the Unitholder has elected to include such market discount in income as it accrues), if any) is determined by apportioning the cost of the Units among each of the U.S. Treasury Portfolio Series assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. The tax basis reduction requirements of said Code relating to amortization of bond premium may, under some circumstances, result in the Unitholder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

          (3) Certain Series of the U.S. Treasury Portfolio Series contain Stripped Treasury Securities. The basis of each Unit and of each U.S. Treasury Obligation which was issued with original issue discount must be increased by the amount of accrued original issue discount and the basis of each Unit and of each U.S. Treasury Obligation which was purchased by such Trusts at a premium must be reduced by the annual amortization of bond premium which the Unitholder has properly elected to amortize under Section 171 of the Code. A Trust may contain certain "zero coupon" Securities (the "Stripped Treasury Securities") that are treated as bonds that were originally issued at an original issue discount provided, pursuant to a Treasury Regulation (the "Regulation") issued on December 28, 1992, that the amount of original issue discount determined under
     Section 1286 of the Code is not less than a "de minimis" amount as determined thereunder. Because the Stripped Treasury Securities represent interests in "stripped" U.S. Treasury bonds, a Unitholder's initial cost for his pro rata portion of each Stripped Treasury Securities held by the Trust (determined at the time he acquires his Units, in the manner described above) shall be treated as its "purchase price" by the Unitholder. Original issue discount is effectively treated as interest for Federal income tax purposes, and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Stripped Treasury Securities held by the U.S. Treasury Portfolio Series as such original issue discount accrues and will, in general, be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a "de minimis" amount as determined under the Regulation. To the extent that the amount of such discount is less than the respective "de minimis" amount, such discount shall be treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest.

     In the case of the Stripped Treasury Securities, this method will generally result in an increasing amount of income to the
     Unitholders each year. Unitholders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount.

          (4) The Unitholder's aliquot share of the total proceeds received on the disposition of, or principal paid with respect to, a U.S. Treasury Obligation held by the U.S. Treasury Portfolio Series will constitute ordinary income (which will be treated as interest income for most purposes) to the extent it does not exceed the accrued market discount on such U.S. Treasury Obligation issued that has not previously been included in taxable income by such Unitholder. A Unitholder may generally elect to include market discount in income as such discount accrues. In general, market discount is the excess, if any, of the Unitholder's pro rata portion of the outstanding principal balance of a U.S. Treasury Obligation over the Unitholder's initial tax basis for such pro rata portion, determined at the time such Unitholder acquires his Units. However, market discount with respect to any U.S. Treasury Obligation will generally be considered zero if it amounts to less than 0.25% of the obligation's stated redemption price at maturity times the number of years to maturity. The market discount rules do not apply to Stripped Treasury Securities because they are stripped debt instruments subject to special original issue discount rules as discussed above. If a Unitholder sells his Units, gain, if any, will constitute ordinary income to the extent of the aggregate of the accrued market discount on the Unitholder's pro rata portion of each U.S. Treasury Obligation that is held by the U.S. Treasury Portfolio Series that has not previously been included in taxable income by such Unitholder. In general, market discount accrues on a ratable basis unless the Unitholder elects to accrue such discount on a constant interest rate basis. However, a Unitholder should consult his own tax adviser regarding the accrual of market discount. The deduction by a Unitholder for any interest expense incurred to purchase or carry Units will be reduced by the amount of any accrued market discount that has not yet been included in taxable income by such Unitholder. In general, the portion of any interest expense which is not currently deductible would be ultimately deductible when the accrued market discount is included in income. Unitholders should consult their tax advisers regarding whether an election should be made to include market discount in income as it accrues and as to the amount of interest expense which may not be currently deductible.

         (5) The Code provides that "miscellaneous itemized deductions" are allowable only to the extent that they exceed two percent of an individual taxpayer's adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law include a Unitholder's pro rata share of expenses paid by the applicable Series of the U.S. Treasury Portfolio Series, including fees of the Trustee, and the Evaluator, but does not include amortizable bond premium on U.S. Treasury Obligations held by the U.S. Treasury Portfolio Series.

     "The Revenue Reconciliation Act of 1993" (the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

     The tax basis of a Unitholder with respect to his interest in a U.S. Treasury Obligation is increased by the amount of original issue discount (and market discount, if the Unitholder elects to include market discount, if any, on the U.S. Treasury Obligations held by the Trust in income as it accrues) thereon properly included in the Unitholder's gross income as determined for Federal income tax purposes and reduced by the amount of any amortized acquisition premium which the Unitholder has properly elected to amortize under Section 171 of the Code. A Unitholder's tax basis in his Units will equal his tax basis in is pro rata portion of all of the asset of the Trust.

     A Unitholder will recognize taxable capital gain (or loss) when all or part of his pro rata interest in a U.S. Treasury Obligation is disposed of in a taxable transaction for an amount greater (or less) than his tax basis therefor. Any gain recognized on a sale or exchange and not constituting a realization of accrued "market discount," and any loss will, under current law, generally be capital gain or loss except in the case of a dealer or financial institution. As previously discussed, gain realized on the disposition of the interest of a Unitholder in any U.S. Treasury Obligation deemed to have been acquired with market discount will be treated as ordinary income to the extent the gain does not exceed the amount of accrued market discount not previously taken into income. Any capital gain or loss arising from the disposition of a U.S. Treasury Obligation by the Trust or the disposition of Units by a Unitholder will be short-term capital gain or loss unless the Unitholder has held his Units for more than one year in which case such capital gain or loss will be long-term. The tax basis reduction requirements of the Code relating to amortization of bond premium may under some circumstances, result in the Unitholder realizing taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

     If the Unitholder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all Trust assets including his pro rata portion of the U.S. Treasury Obligations represented by the Unit. This may result in a portion of the gain, if any, on such sale being taxable as ordinary income under the market discount rules
(assuming no election was made by the Unitholder to include market discount in income as it accrues) as previously discussed.

     The Sponsor believes that Unitholders who are individuals will not be subject to any state personal income taxes on the interest received by a U.S. Treasury Portfolio Series and distributed to them. However, Unitholders (including individuals) may be subject to state and local taxes on any capital gains (or market discount treated as ordinary income) derived from a U.S. Treasury Portfolio Series and to other state and local taxes (including corporate income or franchise taxes, personal property or intangibles taxes, and estate or inheritance taxes) on their Units or the income derived therefrom. In addition, individual

Unitholders (and any other Unitholders which are not subject to state and local taxes on the interest income derived from U.S. Treasury Portfolio Series) will probably not be entitled to a deduction for state and local tax purposes for their share of the fees and expenses paid by a U.S. Treasury Portfolio Series, for any amortized bond premium or for any interest on indebtedness incurred to purchase or carry their Units. Therefore, even though the Sponsor believes that interest income from a U.S. Treasury Portfolio Series is exempt from state personal income taxes in all states, Unitholders should consult their own tax advisers with respect to state and local taxation of the purchase, ownership and disposition of Units.

     A Unitholder of a U.S. Treasury Portfolio Series who is not a citizen or resident of the United States or a United States domestic corporation (a "Foreign Investor") will not be subject to U.S. Federal income taxes, including withholding taxes on amounts distributed from the U.S. Treasury Portfolio Series (including any original issue discount) on, or any gain from the sale or other disposition of, his Units or the sale or disposition of any U.S. Treasury Obligations by the Trustee, provided that (i) the interest income or gain is not effectively connected with the conduct by the Foreign Investor of a trade or business within the United States, (ii) with respect to any gain, the Foreign Investor (if an individual) is not present in the United States for 183 days or more during the taxable year, and (iii) the Foreign Investor provides the required certification of his status and of the matters contained in clauses (i) and (ii) above, and further provided that the exemption from withholding for U.S. Federal income taxes for interest on any U.S. Treasury Obligation shall only apply to the extent the U.S. Treasury Obligation was issued after July 18, 1984.

     Unless an applicable treaty exemption applies and proper certification is made, amounts otherwise distributable by the U.S. Treasury Portfolio Series to a Foreign Investor will generally be subject to withholding taxes under Section 1441 of the Code unless the Unitholder timely provides his financial representative or the Trustee with a statement that (i) is signed by the Unitholder under penalties of perjury, (ii) certifies that such Unitholder is not a United States person, or in the case of an individual, that he is neither a citizen nor a resident of the United States, and (iii) provides the name and address of the Unitholder. The statement may be made, at the option of the person otherwise required to withhold, on Form W-8 or on a substitute form that is substantially similar to Form W-8. If the information provided on the statement changes, the beneficial owner must so inform the person otherwise required to withhold within 30 days of such change.

     Foreign Unitholders should consult their own tax advisers with respect to the foreign and United States tax consequences on ownership of Units.

     It should be remembered that even if distributions are reinvested they are still treated as distributions for income tax purposes.

     It should also be remembered that Unitholders of Series holding Stripped Treasury Securities will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income.

     Each Unitholder (other than a foreign investor who has properly provided the certifications described above) will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified by the Internal Revenue Service that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unitholder will be subject to back-up withholding.

     Kemper   Government   Securities  Trust,  GNMA  Portfolio   (Foreign
Investors Trust) and Kemper Defined Funds, GNMA Portfolio, Series 1.   In
the opinion of Chapman and Cutler, counsel for the Sponsor:

                (1) Each GNMA Portfolio Series is not an associate taxable as a corporation for Federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of the GNMA Portfolio Series of the respective Trust under the Code and income of such Series will be treated as the income of the Unitholders under the Code. Each Unitholder will be considered to have received his or her pro rata share of income derived from each GNMA Portfolio Series asset when income is received by a GNMA Portfolio Series.

          (2) Each Unitholder will have a taxable event when a GNMA Portfolio Series disposes of a Security, or when the Unitholder redeems or sells his Units. Unitholders must reduce the tax basis of their Units for their share of accrued interest received by a GNMA Portfolio Series, if any, on Securities delivered after the Unitholders pay for their Units to the extent that such interest accrued on such Securities before the date each GNMA Portfolio Series acquired ownership of the GNMA Portfolio Series (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unitholders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Securities (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unitholder. The amount of any such gain or loss is measured by comparing the Unitholder's pro rata share of the total proceeds for such disposition with the Unitholder's basis for his or her fractional interest in the asset disposed of. In the case of a Unitholder who purchases Units, such basis (before adjustment for earned original issue discount, amortized bond premium and accrued market discount (if the Unitholder has elected to include such market discount in income as it accrues), if any) is determined by apportioning the cost of the Units among each of a GNMA Portfolio Series assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. The tax basis reduction requirements of said Code relating to amortization of bond premium may, under some circumstances, result in the Unitholder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

          (3) Each GNMA Portfolio Series contains Stripped Treasury Securities. The basis of each Unit and of each U.S. Treasury
     Obligation which was issued with original issue discount must be increased by the amount of accrued original issue discount and the basis of each Unit and of each U.S. Treasury Obligation which was purchased by such Trusts at a premium must be reduced by the annual amortization of bond premium which the Unitholder has properly elected to amortize under Section 171 of the Code. The Stripped Treasury Securities held by the Trusts are treated as bonds that were originally issued at an original issue discount provided, pursuant to a Treasury Regulation (the "Regulation") issued on December 28, 1992, that the amount of original issue discount determined under Section 1286 of the Code is not less than a "de minimis" amount as determined thereunder. Because the Stripped Treasury Securities represent interests in "stripped" U.S. Treasury bonds, a Unitholder's initial cost for his pro rata portion of each Stripped Treasury Security held by a Trust (determined at the time he acquires his Units, in the manner described above) shall be treated as its "purchase price" by the Unitholder. Original issue discount is effectively treated as interest for Federal income tax purposes, and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Stripped Treasury Securities held by a Trust as such original discount accrues and will, in general, be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a "de minimis" amount as determined under the Regulation. To the extent that the amount of such discount is less than the respective "de minimis" amount such discount shall be treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Stripped Treasury Securities this method will generally result in an increasing amount of income to the Unitholders each year. Unitholders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount.

          (4) The Unitholder's aliquot share of the total proceeds received on the disposition of, or principal paid with respect to, a Security held by a Trust will constitute ordinary income (which will be treated as interest income for most purposes) to the extent it does not exceed the accrued market discount on such Security that has not previously been included in taxable income by such Unitholder. A Unitholder may generally elect to include market discount in income as such discount accrues. In general, market discount is the excess, if any, of the Unitholder's pro rata portion of the outstanding principal balance of a Security over the Unitholder's initial tax basis for such pro rata portion, determined at the time such Unitholder acquires his Units. However, market discount with respect to any Security will generally be considered zero if it amounts to less than 0.25% of the obligation's stated redemption price at maturity times the number of years to maturity. The market discount rules do not apply to Stripped Treasury Securities because they are stripped debt instruments subject to special original issue discount rules as discussed above. If a

     Unitholder sells his Units, gain, if any, will constitute ordinary income to the extent of the aggregate of the accrued market discount on the Unitholder's pro rata portion of each Security issued that is held by a Trust that has not previously been included in taxable income by such Unitholder. In general, market discount accrues on a ratable basis unless the Unitholder elects to accrue such discount on a constant interest rate basis. However, a Unitholder should consult his own tax adviser regarding the accrual of market discount. The deduction by a Unitholder for any interest expense incurred to purchase or carry Units will be reduced by the amount of any accrued market discount that has not yet been included in taxable income by such Unitholder. In general, the portion of any interest expense which is not currently deductible would be ultimately deductible when the accrued market discount is included in income. Unitholders should consult their tax advisers regarding whether an election should be made to include market discount in income as it accrues and as to the amount of interest expense which may not be currently deductible.

         (5) The Code provides that "miscellaneous itemized deductions" are allowable only to the extent that they exceed two percent of an individual taxpayer's adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law include a Unitholder's pro rata share paid by the Trust, including fees of the Trustee and the Evaluator but does not include amortizable bond premium on Securities held by the Trusts.

     "The Revenue Reconciliation Act of 1993" (the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act included a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

     A Unitholder of a GNMA Portfolio Series who is not a citizen or resident of the United States or a United States domestic corporation (a "Foreign Investor") will generally not be subject to U.S. Federal income taxes, including withholding taxes on amounts distributed from the Trusts (including any original issue discount) on, or any gain from the sale or other disposition of, his Units or the sale or disposition of any Securities by the Trustee, provided that (i) the interest income or gain is not effectively connected with the conduct by the Foreign Investor of a trade or business within the United States, (ii) with respect to any gain, the Foreign Investor (if an individual) is not present in the United States for 183 days or more during the taxable year, and (iii) the Foreign Investor provides the required certification of his status and of the matters contained in clauses (i) and (ii) above, and further provided that the exemption from withholding for U.S. Federal income taxes for interest on any Stripped Treasury Security shall only apply to the extent the Stripped Treasury Security was issued after July 18, 1984 and for interest on any Ginnie Mae to the extent the mortgages underlying such Ginnie Mae were originated after July 18, 1984.

     Unless an applicable treaty exemption applies and proper certification is made, amounts otherwise distributable by the Trusts to a Foreign Investor will generally be subject to withholding taxes under
Section 1441 of the Code unless the Unitholder timely provides his financial representative or the Trustee with a statement that (i) is signed by the Unitholder under penalties of perjury, (ii) certifies that such Unitholder is not a United States person, or in the case of an individual, that he is neither a citizen nor a resident of the United States, and (iii) provides the name and address of the Unitholder. The statement may be made, at the option of the person otherwise required to withhold, on Form W-8 or on a substitute form that is substantially similar to Form W-8. If the information provided on the statement changes, the beneficial owner must so inform the person otherwise required to withhold within 30 days of such change.

     The foregoing discussions relate only to Federal income taxes on distributions by the Trusts; such distributions may also be subject to state and local taxation. Unitholders should consult their own tax advisers regarding questions of state and local taxation applicable to the Units.

     Foreign Unitholders should consult their own tax advisers with respect to the foreign and United States tax consequences or ownership of Units.

     It should be remembered that even if distributions are reinvested, they are still treated as distributions for income tax purposes.

     It should also be remembered that Unitholders may be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income.

     Each Unitholder (other than a foreign investor who has properly provided the certifications described above) will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unitholder will be subject to back-up withholding.

     Foreign Investors Trust - Each Kemper Government Securities Trust, GNMA Portfolio Series of Midget Foreign Investors Trust, which is available only to non-resident alien investors, is not an association taxable as a corporation for Federal income tax purposes and income received by such Series will be treated as the income of the Unitholders.

     A Unitholder of a Series of a Midget Foreign Investors Trust who is not a citizen or resident of the United States or a United States domestic corporation (a "Foreign Investor") will not be subject to U.S. Federal income taxes, including withholding taxes on amounts distributed from a Trust (including any original issue discount) on, or any gain from the sale or other disposition of, his Units or the sale or disposition of any Ginnie Mae by the trustee, provided that (i) the interest income or gain is not effectively connected with the conduct by the Foreign Investor of a trade or business within the United States, (ii) with respect to any gain, the Foreign Investor (if an individual) is not present in the United States for 183 days or more during the taxable year, and (iii) the Foreign Investor provides the required certification of his status and of the matters contained in clauses (i) and (ii) above, and further provided that the exemption from withholding for U.S. Federal income taxes for interest on any Ginnie Mae shall only apply to the extent the mortgages underlying the Ginnie Mae were originated after July 18, 1984.

     Interest income received by the Trust is subject to withholding taxes under Section 1441 of the Code prior to distribution of such interest income to each Unitholder unless the Unitholder provides his financial representative or the Trustee with a statement that (i) is signed by the Unitholder under penalties of perjury, (ii) certifies that such Unitholder is not a United States person, or in the case of an individual, that he is neither a citizen nor a resident of the United States, and (iii) provides the name and address of the Unitholder. The statement may be made, at the option of the person otherwise required to withhold, on Form W-8 or on a substitute form that is substantially similar to Form W-8. If the information provided on the statement changes, the beneficial owner must so inform the person otherwise required to withhold within 30 days of such change.

     The foregoing discussions relate only to Federal income taxes on distributions by each Series of a Trust; such distributions may also be subject to state and local taxation. Unitholders should consult their own tax advisers regarding questions of state and local taxation applicable to the Units. Foreign Unitholders should consult their own tax advisers with respect to United States Federal income tax consequences or ownership of Units.

     It should be remembered that even if distributions are reinvested, they are still treated as distributions for income tax purposes.


RETIREMENT PLANS

     As indicated under "Tax Status of the Trusts" above, Unitholders of a U.S. Treasury Portfolio Series will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income. Therefore, purchase of Units may be appropriate only for an account which can pay taxes with other funds in advance of the receipt of the cash attributable to such income or for Individual Retirement Accounts, Keogh plans, pension funds and other qualified retirement plans, certain of which are briefly described below.

     The various Series of the Trusts which are not Foreign Investors Trusts, may be well suited for purchase by Individual Retirement
Accounts, Keogh Plans, pension funds and other qualified retirement plans, certain of which are briefly described below.

     Generally, capital gains and income received in each of the foregoing plans are deferred from Federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Each Series of the Trusts will waive the $1,000 minimum investment requirement for IRA accounts. The minimum investment is $250 for tax-deferred plans such as IRA accounts. Fees and charges with respect to such plans may vary.

     Individual Retirement Account - IRA. Any individual under age 70-1/2 may contribute the lesser of $2,000 or 100% of compensation to an IRA annually. Such contributions are fully deductible if the individual (and spouse if filing jointly) are not covered by a retirement plan at work. The deductible amount an individual may contribute to an IRA will be reduced $10 for each $50 of adjusted gross income over $25,000 ($40,000 if married, filing jointly or $0 if married, filing separately), if either an individual or their spouse (if married, filing jointly) is an active participant in an employer maintained retirement plan. Thus, if an individual has adjusted gross income over $35,000 ($50,000 if married, filing jointly or $0 if married, filing separately) and if an individual or their spouse is an active participant in an employer maintained retirement plan, no IRA deduction is permitted. Under the Code, an individual may make nondeductible contributions to the extent deductible contributions are not allowed. All distributions from an IRA (other than the return of certain excess contributions) are treated as ordinary income for Federal income taxation purposes provided that under the Code an individual need not pay tax on the return of nondeductible contributions, the amount includable in income for the taxable year is the portion of the amount withdrawn for the taxable year as the individual's aggregate nondeductible IRA contributions bear to the aggregate balance of all IRAs of the individual.

     A participant's interest in an IRA must be, or commence to be, distributed to the participant not later than April 1 of the calendar year following the year during which the participant attains at 70-1/2. Distributions made before attainment of age 59-1/2, except in the case of the participant's death or disability, or where the amount distributed is to be rolled over to another IRA, or where the distributions are taken as a series of substantially equal periodic payments over the participant's life or life expectancy (or the joint lives or life expectancies of the participant and the designated beneficiary) are generally subject to a surtax in an amount equal to 10% of the distribution. The amount of such periodic payments may not be modified before the later of five years or attainment of age 59-1/2. Excess contributions are subject to an annual 6% excise tax.

     IRA applications, disclosure statement and trust agreements are available from the Sponsor upon request.

     Qualified Retirement Plans. Units of a Series of the Trust which are not Foreign Investors Trusts may be purchased by qualified pension or profit sharing plans maintained by corporations, partnerships or sole proprietors. The maximum annual contribution for a participant in a money purchase pension plan or to paired profit sharing and pension plans is the lesser of 25% of compensation or $30,000. Prototype plan documents for establishing qualified retirement plans are available from the Sponsor upon request.

     Excess Distributions Tax. In addition to the other taxes due by reason of a plan distribution, a tax of 15% may apply to certain aggregate distributions from IRAs, Keogh plans, and corporate retirement plans to the extent such aggregate taxable distributions exceed specified amounts (generally $150,000, as adjusted) during a tax year. This 15% tax will not apply to distributions on account of death, qualified domestic relations orders or amounts eligible for tax-deferred rollover treatment. In general, for lump sum distributions the excess distribution over $750,000 (as adjusted) will be subject to the 15% tax.

     The Trustee has agreed to act as custodian for certain retirement plan accounts. An annual fee per account, if not paid separately, will be assessed by the Trustee and paid through the liquidation of shares of the retirement account. An individual wishing the Trustee to act as custodian must complete a Ranson UIT/IRA application and forward it along with a check made payable to the Trustee. Certificates for Individual Retirement Accounts can not be issued.


DISTRIBUTION REINVESTMENT

     Each Unitholder of the Trust may elect, at the time of purchase, to have distributions of principal (including capital gains, if any) or interest or both automatically invested without charge in shares of any mutual fund registered in such Unitholder's state of residence which is underwritten or advised by Zurich Kemper Investments, Inc. (the "Kemper Funds"), other than those Kemper Funds sold with a contingent deferred sales charge. Since the portfolio securities and investment objectives of such Kemper Funds may differ significantly from that of the Trusts, Unitholders should carefully consider the consequences before selecting such Kemper Funds for reinvestment.

     Detailed information with respect to the investment objectives and management of these Kemper Funds is contained in their respective prospectuses, which can be obtained from the Sponsor or an investor's financial representative upon request. An investor should read the appropriate prospectus prior to making the election to reinvest. Unitholders who desire to have their distributions automatically reinvested should inform their financial representative at the time of purchase or should file with the Program Agent referred to below a written notice of such election.

     Unitholders who initially elect to receive distributions in cash may elect to participate in the reinvestment program by filing with the Program Agent an election to have such distributions reinvested without charge. The election must be received by the Program Agent at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such distribution. The election to participate in the reinvestment program shall remain in effect until a subsequent notice is received in writing by the Program Agent. See "Administration of the Trust-Distributions from the Interest, Principal and Capital Gains Accounts."

     The   Program  Agent  is  the  Trustee.   All  inquiries  concerning
participation in the Reinvestment Plan should be directed to the Program Agent its unit investment trust office.

     Unitholders participating in IRA's, Keogh Plans and other tax deferred retirement plans, may find it highly advantageous to participate in the Reinvestment Program in order to keep the monies in the account fully invested at all times. Should reinvestment be selected, an account with an identical registration to that established at the time the Trust Units are purchased will be set up in the reinvestment Fund selected by the investor. Investors should consult with their plan custodian as to the appropriate disposition of distributions. If participants in IRA's, Keogh Plans and other tax deferred retirement plans do not elect a reinvestment option, cash distributions will be sent to the custodian of the retirement plan and will not be sent to the investor, since payments to the investor would constitute a distribution from the plan which would result in tax penalties for premature withdrawals from such programs. See "Retirement Plans."


REDEMPTION

     Right of Redemption. It may be possible, in some cases, for Units to be sold in the over-the-counter market for a higher price than the Redemption Value for such Units. Therefore, a Unitholder who wishes to dispose of his Units is advised to inquire through his financial representative as to current market prices for Units in order to determine if there is an over-the-counter price in excess of Redemption Value per Unit or the Sponsor's Repurchase Price for such Series of the Trust.

     A Unitholder who does not dispose of Units in the secondary market described above may cause Units to be redeemed by the Trustee by making a written request to the Trustee, The Bank of New York, 101 Barclay Street, New York, New York 10286 and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $25,000 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemption by individual account owners (including joint owners) or fiduciary accounts where the fiduciary is named in the account registration. Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. If required, the signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to or in substitution for STAMP as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchaser.

     Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received (the "Redemption Date") by payment of cash equivalent to the Redemption Value of such Series, determined as set forth below under "Computation of Redemption Value," next following such tender, multiplied by the number of Units of such Series being redeemed. Any Units redeemed shall be cancelled and any undivided fractional interest in such Series of the Trusts extinguished. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Portfolio Obligations in the Portfolio of the Series at the time of redemption.

     During the period in which the Sponsor maintains a market for Units, the Sponsor has the right to repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation.

     The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to repurchase any Unit tendered for redemption or if the Sponsor itself tenders Units for redemption, in lieu of redeeming Units presented for tender at the Redemption Value, to sell such Units in the over-the-counter market for the account of a tendering Unitholder at prices which will return to the Unitholder monies, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Value for such Units. In the event of any such sale, the Trustee will pay the net proceeds thereof to the Unitholder on the day he would otherwise be entitled to receive payment of the Redemption Value.

     Any amounts to be paid on redemption representing interest shall be withdrawn from the Interest Account of such Series to the extent funds are available. All other amounts paid on redemption shall be withdrawn from the Principal Account of such Series. The Trustee is authorized by the Indenture to sell Portfolio Obligations from a Series in order to provide funds for redemption. To the extent Portfolio Obligations are sold, the size of that Series of the Trusts will be reduced. Portfolio Obligations will be sold by the Trustee so as to maintain, as closely as practicable, the original percentage relationship between the principal amounts of the Portfolio Obligations in such Series. The Portfolio Obligations to be sold for purposes of redeeming Units will be selected from a list supplied by the Sponsor. The Portfolio Obligations will be chosen for this list by the Sponsor on the basis of such market and credit factors as it may determine are in the best interests of such
Series of the Trust. Provision is made under the Indenture for the Sponsor to specify minimum face amounts in which blocks of Portfolio Obligations are to be sold in order to obtain the best price available. While such minimum amounts may vary from time to time in accordance with market conditions, it is anticipated that the minimum face amounts which would be specified would range from $25,000 to $100,000. Sales may be required at a time when the Portfolio Obligations would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Portfolio Obligations may be required to be sold, the proceeds of such sales may exceed the amount necessary for payment of Units redeemed. To the extent not used to meet other redemption requests in such Series, such excess proceeds will be distributed pro rata to all remaining Unitholders of record of such Series, unless reinvested in substitute Portfolio Obligations. See "Administration of the Trust - Portfolio Supervision."

     Computation of Redemption Value. The value of a Unit of a Series of the Trust is determined as of the Evaluation Time stated under "Essential Information" in Part Two (a) semiannually, on June 30 and December 31 of each year (or the last business day prior thereto), (b) on any business day as of the Evaluation Time next following the tender of any Unit and
(c) on any other business day desired by the Sponsor or the Trustee,

         (1)   by adding:

                a. The aggregate bid side evaluation of the Portfolio Obligations in a Series of the Trust, as determined by the Evaluator;

               b. Cash on hand in such Series of the Trusts, other than money deposited to purchase contract obligations or money credited to the Reserve Account; and

                 c. Accrued but unpaid interest on the Portfolio Obligations in such Series to the redemption date.

          (2) and then deducting from the resulting figure: amounts representing any applicable taxes or governmental charges payable by such Series of the Trusts for the purpose of making an addition to the reserve account (as defined in the Indenture), amounts representing estimated accrued expenses (including audit fees) of the Series, amounts representing unpaid fees and expenses of the Trustee, the Sponsor (if applicable), counsel and the Evaluator and monies held for distribution to Unitholders of record of such Series as of the business day prior to the evaluation being made on the days or dates set forth above;

          (3) and then dividing the result of the above computation by the total number of Units of such Series outstanding on the date of evaluation. The resulting figure equals the Redemption Value for each Unit of such Series. The Evaluator will determine the aggregate current bid price evaluation of the Portfolio Obligations in each Series of the Trusts as set forth under "Public Offering of Units - Public Offering Price."

     Postponement of Redemption. The right of redemption of any Series may be suspended and payment of the Redemption Value per Unit postponed for more than seven calendar days following a tender of Units for redemption for any period (as determined by the Securities and Exchange Commission) during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which trading on that Exchange is restricted or an emergency exists as a result of which disposal or evaluation of the Portfolio Obligations is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.


RIGHTS OF UNITHOLDERS

     Unitholders. A Unitholder is deemed to be a beneficiary of the Series of the Trusts which he purchased and is vested with all right, title and interest in the appropriate Series of the Trusts, each of which was created by the Indenture. A Unitholder may at any time tender his Units to the Trustee for redemption.

     Ownership of Units. Ownership of Units of a Series of the Trusts will not be evidenced by Certificates unless a Unitholder or the
Unitholder's  registered broker/dealer makes a  written  request  to  the
Trustee. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to or in substitution for STAMP as may be accepted by the Trustee.

     Certificates will be issued in denominations of 1,000 Units (100 Units for Kemper Defined Funds and EVEREN Unit Investment Trusts) or any whole number of Units in excess thereof. The Trustee may require a Unitholder to pay a reasonable fee, to be determined in the sole discretion of the Trustee, for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. The Trustee at the present time does not intend to charge for the normal transfer or exchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to 3% of the market value of the Units), affidavit of loss, if appropriate, evidence of ownership and payment of expenses incurred. Any mutilated certificate must be presented to the Trustee before a substitute certificate will be issued.

     Certain Limitations. The death or incapacity of any Unitholder (or the dissolution of the Sponsor) will not operate to terminate the Trusts or any Series thereof nor entitle the legal representatives or heirs of such Unitholder to claim an accounting or to take any other action or proceeding in any court for a partition or winding up of the Trusts or any Series thereof.

     No  Unitholder shall have the right to vote except with  respect  to removal of the Trustee or amendment and termination of the Trust or of the Series of which they are a Unitholder. See "Administration of the Trust - Amendment" and "Administration of the Trust - Termination." Unitholders shall have no right to control the operation or administration of the Trust or any Series thereof in any manner, except upon the vote of Unitholders representing 66-2/3% of the Units of a Series outstanding for purposes of amendment, termination or discharge of the Trustee, all as provided in the Indenture; however, no Unitholder shall ever be under any liability to any third party for any action taken by the Trustee, Evaluator or Sponsor.

EXPENSES AND CHARGES

     Initial Expenses. All expenses and charges incurred prior to or in establishment of the Series of the Trusts, including the cost of the initial preparation, printing and execution of the Indenture and the certificate, the initial fees of the Trustee and the Evaluator, initial legal and auditing expenses, the cost of the preparation and printing of the Prospectus and all other advertising and selling expenses were paid by the Sponsor.

     Fees. The Sponsor will receive no fee from the Trusts or any Series thereof for its services as such. However, the Sponsor does receive a portfolio surveillance fee, which is earned for portfolio supervisory services, at the rate set forth under "Essential Information" in Part Two for the appropriate Series, computed monthly on the basis of the largest principal amount of Portfolio Obligations in such Series of the Trusts at any time during the preceding month. The portfolio surveillance fee, which may not exceed the amount set forth under "Essential Information" in Part Two, may exceed the actual costs of providing portfolio supervisory services for these Series of the Trusts, but at no time will the total amount the Sponsor receives for supervisory services rendered to all unit investment trusts sponsored by the Sponsor in any calendar year exceed the aggregate cost of providing such services in that year.

     The Trustee will receive for its services under the Indenture the fee set forth in Part Two under "Essential Information," computed monthly on the basis of the largest principal amount of Portfolio Obligations in such Series at any time during the preceding month. In no event will the Trustee be paid less than $2,000 per Series in any one year.

     For evaluation of Portfolio Obligations in a Series of the Trusts, the Evaluator shall receive the fee set forth in Part Two under "Essential Information," computed monthly on the basis of the largest aggregate principal amount of Portfolio Obligations in such Series at any time during the preceding month.

     The Trustee's fees, Sponsor's portfolio surveillance fees and the Evaluator's fees are payable monthly on or before each Distribution Date from the Interest Account of each Series to the extent funds are available and thereafter from the Principal Account of such Series. Any of such fees may be increased without approval of the Unitholders in proportion to increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or if such category is no longer published, in a comparable category. The Trustee also receives benefits to the extent that it holds funds on deposits in various non-interest bearing accounts created under the Indenture.

     Other Charges. The following additional charges are or may be incurred by a Series of the Trusts as more fully described in the
Indenture:    (a)  fees  of  the  Trustee  for  extraordinary   services,
(b) expenses of the Trustee (including legal and auditing expenses, but not including any fees and expenses charged by any agent for custody and safeguarding the Portfolio Obligations) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Series of the Trusts and the rights and interests of the Unitholders thereof, (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of the Series of the Trusts without gross negligence, bad faith, willful malfeasance or willful misconduct on its part or reckless disregard of its obligations and duties, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor under the Indenture without gross negligence, bad faith, willful malfeasance or willful misconduct or reckless disregard of its obligations and duties, and (g) expenditures incurred in contacting Unitholders upon termination of such Series of the Trusts.

     The fees and expenses set forth herein are payable out of a Series of the Trusts and when so paid by or owing to the Trustee are secured by a lien on such Series. If the balances in the Interest and Principal Accounts are insufficient to provide for amounts payable by any Series of the Trusts, the Trustee has the power to sell Portfolio Obligations from such Series to pay such amounts. To the extent Portfolio Obligations are sold, the size of that Series of the Trusts will be reduced and the proportions of the types of Portfolio Obligations will change. Such sales might be required at a time when Portfolio Obligations would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Portfolio Obligations may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses.


DISTRIBUTIONS FROM THE INTEREST, PRINCIPAL AND CAPITAL GAINS ACCOUNTS.

     GNMA Trust. The terms of the Ginnie Maes provide for payment to the holders thereof (including the Series of the GNMA Trust) on the fifteenth day of each month (the 25th day in the case of Ginnie Mae II's) of amounts collected by or due to the issuers thereof with respect to the underlying mortgages during the preceding month. The Trustee will collect the interest due each Series on the Securities therein as it becomes payable and credit such interest to a separate Interest Account created by the Indenture for such Series.

     Distributions will be made to each Unitholder of record of each Series of the GNMA Trust on the appropriate Distribution Date and will consist of an amount substantially equal to such Unitholder's pro rata share of the cash balances in the Interest Account, the Principal Account and the Capital Gains Account, if any, of such Series computed as of the close of business on the preceding Record Date.

     U.S. Treasury Portfolio Series. The terms of the U.S. Treasury Obligations (other than Stripped Treasury Securities) provide for semi-annual payments of interest on or about the 15th day of the designated months. Interest received by a U.S. Treasury Portfolio Series, including any portion of the proceeds from a disposition of the U.S. Treasury Obligations which represents accrued interest, is credited by the Trustee to the Interest Account for such Trust Fund. All other receipts are credited by the Trustee to a separate Principal Account for such Trust Fund.

     Since interest on the U.S. Treasury Obligations (other than Stripped Treasury Securities) in U.S. Treasury Portfolio Series is payable in semi-annual installments, and distributions of income are made to Unitholders at different intervals from receipt of interest, the interest accruing to Unitholders in the U.S. Treasury Portfolio Series may not be equal to the amount of money received and available for distribution from the Interest
Account.   Therefore, on each Distribution Date the  amount  of  interest actually deposited in the Interest Account of a U.S. Treasury Portfolio Series and available for distribution may be slightly more or less than the interest distribution made. In order to eliminate fluctuations in interest distributions resulting from such variances, the Trustee is authorized by the Indenture to advance such amounts as may be necessary
to  provide  interest distributions of approximately equal amounts.   The
Trustee will be reimbursed, without interest, for any such advances from funds available in the Interest Account for such U.S. Treasury Portfolio Series.

     Stripped Treasury Securities are sold at a deep discount because the buyer of those securities obtains only the right to receive a future fixed payment on the security and not any rights to periodic interest payments thereon. Purchasers of these Securities acquire, in effect, discount obligations that are economically identical to the "zero-coupon bonds" that have been issued by corporations. Zero coupon bonds are debt obligations which do not make any periodic payments of interest prior to maturity and accordingly are issued at a deep discount.

     Under generally accepted accounting principles, a holder of a security purchased at a discount normally must report as an item of income for financial accounting purposes the portion of the discount attributable to the applicable reporting period. The calculation of this attributable income would be made on the "interest" method which generally will result in a lesser amount of includable income in earlier periods and a correspondingly larger amount in later periods. For
Federal income tax purposes, the inclusion will be on a basis that reflects the effective compounding of accrued but unpaid interest effectively represented by the discount. Although this treatment is similar to the "interest" method described above, the "interest" method may differ to the extent that generally accepted accounting principles permit or require the inclusion of interest on the basis of a compounding period other than the semi-annual period. See "Tax Status of the Trusts."

     The Trustee will distribute on each Distribution Date or shortly thereafter, to each Unitholder of record of U.S. Treasury Portfolio Series on the preceding Record Date, an amount substantially equal to such holder's pro rata share of the cash balance, if any, in the Principal Account of U.S. Treasury Portfolio Series computed as of the close of business on the preceding Record Date. However, no distribution will be required if the balance in the Principal Account is less than $1.00 per 1,000 Units (or in the case of certain Trusts, less than $1.00 per 100 Units). Notwithstanding the foregoing, the Trustee will make a distribution to Unitholders of all principal relating to maturing Treasury Obligations within seven business days of the date of each such maturity.

     General. Distributions for an IRA, Keogh or other tax-deferred retirement plan will not be sent to the individual Unitholder. These distributions will go directly to the custodian of the plan to avoid the penalties associated with premature withdrawals from such accounts. See "Retirement Plans."

     All funds collected or received will be held by the Trustee in trust, without interest to Unitholders, as part of the appropriate Series of the Trusts or the Reserve Account for such Series referred to below until required to be disbursed in accordance with the provisions of the Indenture. Such funds will be segregated on the trust ledger of the
Trustee so long as such practice preserves a valid preference of Unitholders of such Series under the bankruptcy laws of the United States, or if such preference is not preserved, the Trustee shall handle such funds in such other manner as shall constitute the segregation and holding thereof in trust within the meaning of the Investment Company Act of 1940, as the same may from time to time be amended. To the extent permitted by the Indenture and applicable banking regulations, such funds are available for use by the Trustee pursuant to normal banking procedures.

     The first distribution for persons who purchase Units between a Record Date and a Distribution Date will be made on the second Distribution Date following their purchase of Units.

     The Trustee is authorized by the Indenture to withdraw from the Principal and/or Interest Accounts of each Series such amounts as it deems necessary to establish a reserve for any taxes or other governmental charges that may be payable out of such Series of the Trust, which amounts will be deposited in a separate Reserve Account. If the Trustee determines that the amount in the Reserve Account is greater than the amount necessary for payment of any taxes or other governmental charges, it will promptly deposit the excess back in the Account from which it was withdrawn.


ADMINISTRATION OF THE TRUST

     Records and Accounts. In accordance with the Indenture, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, each Unitholder of each Series of the Trusts. Such books and records shall be open to inspection by any Unitholder of such Series at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Indenture on file in its office available for inspection at all reasonable time during usual business hours by any Unitholder of such Series, together with a current list of the Portfolio Obligations held in each Series of the Trusts. Pursuant to the Indenture, the Trustee may employ one or more agents for the purpose of custody and safeguarding of the Portfolio Obligations comprising the Portfolios.

     Portfolio Supervision. The Indenture permits the Sponsor to direct the Trustee to dispose of any Portfolio Obligation in a Series of the Trusts upon the happening of any of the following events:

          (1) Default in the payment of principal or interest on any of the Portfolio Obligations when due and payable,

          (2) Institution of legal proceedings seeking to restrain or enjoin the payment of any of the Portfolio Obligations or attacking their validity,

          (3) A breach of covenant or warranty which could adversely affect the payment of debt service on the Portfolio Obligations,

          (4) Default in the payment of principal or interest on any other outstanding obligation guaranteed or backed by the full faith and credit of the United States of America,

          (5) A decline in market price to such an extent or such other market credit or other factors exist, as in the opinion of the Sponsor would make retention of any of the Portfolio Obligations detrimental to the Trusts or any Series thereof and to the interests of the Unitholders,

          (6) An offer is made to refund or refinance any of the Portfolio Obligations, or

         (7)   Termination of the Trusts or any Series thereof.

     The Trustee shall also sell any Portfolio Obligation in a Series of the Trusts if there is a default in the payment of principal and interest on such Portfolio Obligation and no provision for payment is made therefor and the Sponsor fails to instruct the Trustee to sell or hold such Portfolio Obligation within thirty days after notice to the Sponsor from the Trustee of such default. The Trustee shall not be liable for any depreciation or loss by reason of any sale of Portfolio Obligations or by reason of the failure of the Sponsor to give directions to the Trustee.

     Amounts received by a Series of the Trusts upon the sale of any Portfolio Obligation under the conditions set forth above will be deposited in the Principal Account, Interest Account or Capital Gains Account for such Series, as appropriate, when received and pursuant to the Sponsor's instructions will be either distributed by the Trustee on the next Distribution Date to Unitholders of record of such Series on the Record Date prior to such Distribution Date.

     Reports to Unitholders. With each distribution, the Trustee will furnish or cause to be furnished to the Unitholders of each Series a statement of the amount of interest and other receipts, if any, distributed, expressed in each case as a dollar amount per Unit of such Series.

     The accounts of each Series of the Trusts are required to be audited annually, at such Series' expense, by independent certified public accountants designated by the Sponsor, unless the Trustee determines that such an audit would not be in the best interest of the Unitholders of that Series of the Trust. The accountants' report will be furnished by the Trustee to any Unitholder of such Series upon written request.

     Within a reasonable period of time after the end of each calendar year, the Trustee will furnish to each person who at any time during such calendar year was a Unitholder of record of a Series of the Trusts a statement setting forth for the applicable Series:

         (1)   As to the Interest Account for such Series:

               (a) the amount of interest received on the Portfolio Obligations, including amounts received as a portion of the proceeds of any disposition of Portfolio Obligations;

                (b) the amount paid from the Interest Account representing accrued interest for any Units redeemed and amounts paid or reserved for purchases of substitute Portfolio Obligations;

                (c) the deductions from the Interest Account for applicable taxes or other governmental charges, if any, and fees and expenses of the Trustee (including auditing fees), the Sponsor, the Evaluator and counsel;

               (d) the deductions from the Interest Account for payment into the Reserve Account; and

               (e) the net amount remaining after such payments and deductions expressed both as a total dollar amount and as a dollar amount per Unit or appropriate multiple thereof outstanding on the last business day of such calendar year.

         (2)   As to the Principal Account for such Series:

               (a) the dates of the sale, maturity, liquidation or redemption of any of the Portfolio Obligations and the net proceeds received therefrom, excluding any portion credited to the Interest Account;

                (b)     the  amount  paid  from  the  Principal   Account
          representing the principal of any Units redeemed and amounts paid or reserved for purchases of substitute Portfolio Obligations;

               (c) the deductions from the Principal Account, if any, for payment of applicable taxes or other governmental charges, fees and expenses of the Trustee (including auditing fees), the Sponsor, the Evaluator and counsel;

              (d) the deductions from the Principal Account for payment into the Reserve Account; and

               (e) the net amounts remaining after such payments and deductions expressed both as a total dollar amount and as a dollar amount per Unit or appropriate multiple thereof outstanding on the last business day of such calendar year.

         (3)   The following information with respect to such Series:

               (a) a list of the Portfolio Obligations, as appropriate, as of the last business day of such calendar year grouped by coupon and maturity range;

               (b) the number of Units outstanding on the last business day of such calendar year;

              (c) the Unit Value (as defined in the Indenture) based on the last Trust evaluation made during such calendar year; and

              (d) the amounts actually distributed during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit or appropriate multiple thereof outstanding on the Record Dates for such distributions.

     Amendments. The Indenture and the Agreement with respect to each Series may be amended by the Trustee and the Sponsor without the consent of Unitholders (a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, (c) for those Trusts that have qualified as "regulated investment companies," to add or change any provision thereof which may be necessary or advisable for the continuing qualification as a regulated investment company under the Internal Revenue Code of 1986 and (d) to make such other provisions as shall not adversely affect the interest of the Unitholders (as determined in good faith by the Sponsor and the Trustee); provided, however, that the Indenture may also be amended with respect to any Series by the Sponsor and the Trustee (or the performance of any of the provisions of the Indenture may be waived) with the consent of holders of Units representing 66-2/3% of the Units then outstanding of such Series for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture of such Series or of modifying in any manner the rights of Unitholders thereof. However, the Indenture may not be amended, without the consent of the holders of all Units of a Series then outstanding, so as (1) to permit, except in accordance with the terms and conditions of the Indenture, the acquisition of any Portfolio Obligations other than those specified in the Indenture, or (2) to reduce the aforesaid percentage of Units of a Series the holders of which are required to consent to certain of such amendments and may not be amended so as to reduce the interest in such Series represented by Units without the consent of the holder of such Units. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

     Termination. The Indenture provides that a Series of the Trusts will terminate after the maturity, redemption, sale or other disposition of the last of the Portfolio Obligations held in such Series. If the value of a Series of the Trusts, as shown by an evaluation, is less than forty percent (40%) of the par value of the Portfolio Obligations deposited in such Series of the Trust, the Trustee shall, if directed by the Sponsor in writing, terminate such Series. A Series of the Trust may also be terminated at any time by the written consent of holders of 66-2/3% of the Units of such Series outstanding.

     Upon termination, the Trustee will sell the Portfolio Obligations then held in the appropriate Series of the Trust and credit the moneys derived from such sale to the Principal Capital Gains and Interest Accounts thereof. The Trustee will then, after deduction of any fees and expenses of such Series and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by such Series, distribute to each Unitholder of such Series, only upon surrender for cancellation of his certificate, if issued, after due notice of such termination, such Unitholder's pro rata share in the Interest, Capital Gains and Principal Accounts for such Series. The sale of Portfolio Obligations in a Series of the Trusts upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the principal amount of Portfolio Obligations represented by the Units held by such Unitholder.


RESIGNATION, REMOVAL AND LIABILITY

     Regarding the Trustee. The Trustee shall be under no liability for any action taken in good faith in reliance on prima facie properly executed documents or for the disposition of moneys or Portfolio Obligations from any Series of the Trust, nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any Portfolio Obligations by the Trustee. However, the Trustee shall be liable for willful malfeasance, willful misconduct, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Indenture. In the event of a failure of the Sponsor to act, the Trustee may act under the Indenture and shall not be liable for any action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon a Series of the Trust or in respect of the Portfolio Obligations or the interest thereon. The Indenture also contains other customary provisions limiting the liability of the Trustee and providing for the indemnification of the Trustee for any loss or claim accruing to it without gross negligence, bad faith, willful misconduct, willful malfeasance or reckless disregard of its duties and obligations under the Indenture on its part.

     The Trustee or any successor may resign by executing an instrument in writing, filing the same with the Sponsor and mailing a copy of such notice or resignation to all Unitholders then of record. Upon receiving such notice the Sponsor will use its best efforts to appoint a successor Trustee promptly. The Sponsor may at any time remove the Trustee with or without cause and appoint a successor as provided in the Indenture. If within 30 days of the resignation of a Trustee no successor has been appointed or, if appointed, has not accepted the appointment, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee.

     Regarding the Sponsor. The Sponsor shall be under no liability to the Series of the Trust or to Unitholders for taking any action or for refraining from any action in good faith or for errors in judgment, nor shall the Sponsor be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any Portfolio Obligation. The Sponsor will, however, be liable for its own willful malfeasance, willful misconduct, bad faith, gross negligence or reckless disregard of its duties and obligations under the Indenture.

     If at any time the Sponsor shall resign under the Indenture or shall fail or be incapable of performing its duties thereunder or shall become bankrupt or its affairs are taken over by public authorities, the Indenture directs the Trustee to either (1) appoint a successor sponsor or sponsors at rates of compensation deemed reasonable by the Trustee and not exceeding amounts prescribed by the Securities and Exchange Commission or (2) continue to act as sponsor itself without terminating the Indenture.

     Regarding the Evaluator. The Trustee, Sponsor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment. The Evaluator shall, however, be liable for its own willful malfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Indenture.

     The Evaluator may resign or may be removed by the Sponsor and the Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor accepts appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.


MISCELLANEOUS

     Sponsor. Ranson & Associates, Inc., the Sponsor of the Trusts, is an investment banking firm created in 1995 by a number of former owners and employees of Ranson Capital Corporation. On November 26, 1996, Ranson & Associates, Inc. purchased all existing unit investment trusts sponsored by EVEREN Securities, Inc. Accordingly, Ranson & Associates is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Ranson & Associates, is also the sponsor and successor sponsor of Series of The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. Ranson & Associates, Inc. is the successor to a series of companies, the first of which was originally organized in Kansas in 1935. During its history, Ranson & Associates, Inc. and its predecessors have been active in public and corporate finance and have sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Ranson & Associates, Inc., which is a member of the National Association of Securities Dealers, Inc., is the sponsor to each of the above-named unit investment trusts and serves as the financial advisor and as an underwriter for issuers in the Midwest and Southwest, especially in Kansas, Missouri and Texas. The Company's offices are located at 250 North Rock Road, Suite 150, Wichita, Kansas 67206-2241.

     The foregoing information with regard to the Sponsor relates to the Sponsor only and not to any Series of the Trust. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations shown herein. More comprehensive financial information can be obtained from the Sponsor upon request.

     Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The Trustee, whose duties are ministerial in nature, has not participated in selecting the Portfolio Obligations. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Administration of the Trust."

     Legal Opinions. The legality of the Units offered hereby and certain matters relating to Federal tax law were originally passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.


INDEPENDENT AUDITORS

     The financial statements appearing in Part Two of this Prospectus and Registration Statement, with information pertaining to the specific Series of the Trusts to which such statements relate, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing in Part Two and are included in reliance upon such report given upon the authority of such firm as experts in auditing and accounting.

                              Ranson Defined Funds

                         U.S. Treasury Portfolio Series 20











                                     Part Two

                                Dated April 30, 1999







THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                              Ranson Defined Funds
                        U.S. Treasury Portfolio Series 20
                             Essential Information
                            As of December 31, 1998
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Securities                                        $2,500,000
Number of Units                                                          250,000
Fractional Undivided Interest in the Trust per Unit                    1/250,000
Principal Amount of Securities per Unit                                  $10.000
Calculation of Public Offering Price:
  Aggregate Value of Securities in the Trust                          $2,573,070
  Aggregate Value of Securities per Unit                                 $10.292
  Principal Cash per Unit (1)                                                 $-
  Accrued Interest per Unit through settlement date
  of January 6, 1999                                                       $.008
  Total Price including Accrued Interest per Unit                        $10.300
  Sales Charge of 1.95% of Public Offering Price
  (1.989% of net amount invested) per Unit                                 $.205
  Public Offering Price per Unit                                         $10.505
Redemption Price per Unit                                                $10.300
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                        $.5505
  Less:  Estimated Annual Expense                                         $.0185
  Estimated Net Annual Interest Income                                    $.5320
Daily Rate at which Estimated Annual Interest Income
  Accrues per Unit                                                      $.001478
Estimated Current Return Based on Public Offering Price (2)                5.06%
Estimated Long-Term Return (2)                                             4.19%

[FN]
1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase. These estimated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units - Public Offering Price" - Part One).
3. See Note 1 to the accompanying financial statements of the Trust regarding a change in ownership of Kemper Unit Investment Trusts and Kemper Securities, Inc.

                            Ranson Defined Funds
                      U.S. Treasury Portfolio Series 20
                       Essential Information (continued)
                            As of December 31, 1998
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.


Record and Distribution Date         Record Date is the first of each month and
                                     distributions to Unitholders on such record dates will be made on the 15th day of the month.

Distribution Dates                   No distribution (other than capital gains
                                     distributions) need be made from the
                                     Principal Account if the balance therein, excluding capital gains, is less than $1.00 per 100 Units.

Trustee's Annual Fee (including      $1.00 per 100 Units (includes $1.20 of
 estimated expenses)                 Trustee's annual fee per $1,000 principal
                                     amount of underlying Securities and $.12 of out-of-pocket expenses per 100 Units).

Evaluator's Annual Fee               $.30 per $1,000 principal amount of
                                     underlying Securities.

Surveillance Fee                     $.25 per $1,000 principal amount of
                                     underlying Securities.

Date of Trust Agreement and          May 20, 1998
 Initial Deposit

Mandatory Termination Date           January 1, 2030

Discretionary Liquidation Amount     The Trust may be terminated if the value
                                     thereof is less than $200,000 (40% of the par value of the Securities deposited in the Trust).

                         Report of Independent Auditors


Unitholders
Ranson Defined Funds
U. S. Treasury Portfolio Series 20

We have audited the accompanying statement of assets and liabilities of Ranson Defined Funds U. S. Treasury Portfolio Series 20, including the schedule of investments, as of December 31, 1998, and the related statements of operations and changes in net assets for the period from May 20, 1998 (Date of Deposit) to December 31, 1998. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ranson Defined Funds U. S. Treasury Portfolio Series 20 at December 31, 1998, and the results of its operations and changes in its net assets for the period indicated above in conformity with generally accepted accounting principles.




                                                              Ernst & Young LLP





Kansas City, Missouri
April 16, 1999

                              Ranson Defined Funds

                        U.S. Treasury Portfolio Series 20

                       Statement of Assets and Liabilities

                               December 31, 1998


Assets
Government Securities, at value (cost $2,572,000)                   $2,573,070
Interest receivable                                                     54,034
Organization costs                                                       4,000
                                                                     ---------
Total assets                                                         2,631,104


Liabilities and net assets
Cash overdraft                                                          41,984
Accrued liabilities                                                      4,647
                                                                     ---------
                                                                        46,631

Net assets, applicable to 250,000 Units outstanding:
  Cost of Trust assets, exclusive of interest          $2,572,000
  Unrealized appreciation                                   1,070
  Distributable funds                                      11,403
                                                        ---------    ---------
Net assets                                                          $2,584,473
                                                                     =========

[FN]

See accompanying notes to financial statements.

                              Ranson Defined Funds

                        U.S. Treasury Portfolio Series 20

                            Statement of Operations

                                                                   Period from
                                                                       May 20,
                                                                       1998 to
                                                                  December 31,
                                                                          1998
                                                                     ---------
Investment income - interest                                           $40,888
Expenses:
  Trustee's fees and related expenses                                      839
  Evaluator's fees                                                         115
  Organizational expenses                                                1,000
                                                                     ---------
Total expenses                                                           1,954
                                                                     ---------
Net investment income                                                   38,935

Unrealized appreciation on investments during the period                 1,070
                                                                     ---------
Net increase in net assets resulting from operations                   $40,005
                                                                     =========

[FN]

See accompanying notes to financial statements.

                               Ranson Defined Funds

                         U.S. Treasury Portfolio Series 20

                        Statement of Changes in Net Assets


                                                                   Period from
                                                                        May 20,
                                                                       1998 to
                                                                  December 31,
                                                                          1998
                                                                     ---------
Operations:
  Net investment income                                                $38,935
  Unrealized appreciation on investments during the period               1,070
                                                                     ---------
Net increase in net assets resulting from operations                    40,005

Distributions to Unitholders:
  Net investment income                                                (22,520)
                                                                     ---------
Total distributions to Unitholders                                      17,485

Capital transactions:
  Issuance of 250,000 Units                                          2,566,989
                                                                     ---------
Total increase in net assets                                         2,584,474

Net assets:
  At the beginning of the period                                             -
                                                                     ---------
  End of the period (including distributable funds applicable
  to Trust Units of $11,403 at December 31, 1998)                   $2,584,474
                                                                     =========
Trust Units outstanding at the end of the period                       250,000
                                                                     =========
Net asset value per Unit at the end of the period                       $10.34
                                                                     =========

[FN]

See accompanying notes to financial statements.


                          Ranson Defined Funds

                      U.S. Treasury Portfolio Series 20

                         Schedule of Investments

                           December 31, 1998

                         U.S. Treasury Securities


   Principal                             Maturity
      Amount         Coupon                  Date        Value (2)
  ---------             ---                ------     -------
    250,000           6.500%            8/15/2005     274,872
    500,000           6.375%            8/15/2002     527,650
    500,000           5.750%            8/15/2003     522,255
    250,000           0.000%            8/15/2005     182,917 (1)
    350,000           7.000%            7/15/2006     398,633
    150,000           0.000%            8/15/2006     104,453 (1)
    500,000           7.250%            8/15/2004     562,290
  ---------                                         ---------
 $2,500,000                                        $2,573,070
  =========                                         =========


Note to Schedule of Investments

1. These Securities have been purchased at a discount from the par value because there is no stated interest income thereon. Such Securities are normally described as "zero coupon" Securities. Over the life of these Securities the value increases, so that upon maturity, the holders of these Securities will receive 100% of the principal amount thereof.

2. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

[FN]
See accompanying notes to financial statements.

                        Ranson Defined Funds

                  U.S. Treasury Portfolio Series 20

                     Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

Ranson & Associates, Inc, serves as the Trust's sponsor and evaluator.

Valuation of Securities

As of the date of the of the financial Statements and during the Trust's primary offering period, Government Securities are stated at offering prices as determined by Ranson & Associates, Inc.. At the end of the primary period (May 20, 1999) and thereafter, the Securities are stated at bid prices as determined by Ranson & Associates, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities,
(b) current bid prices for comparable securities, (c) appraisal, or (d) any combination of the above.

Cost of Securities

Cost of the Trust's Government Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, plus amortization of original issue discount for the zero coupon obligations. The premium or discount for the fixed rate obligations is not being amortized. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Investment Income

Interest income consists of amortization of the original issue discount on the zero coupon obligation and interest accrued as earned on the fixed rate obligations.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires the Trust's sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at December 31, 1998:

   Gross unrealized appreciation                                         $3,508
   Gross unrealized depreciation                                         (2,438)
                                                                     ----------
   Net unrealized appreciation                                           $1,070
                                                                      =========

3.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

                                Ranson Defined Funds

                        U.S. Treasury Portfolio Series 20

                    Notes to Financial Statements (continued)


4.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Bonds on the date of an investor's purchase, plus a sales charge of 1.95% of the Public Offering Price (equivalent to 1.989% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Bonds plus or minus a pro rata share of cash or overdraft in the Principal Account, if any, on the date of an investor's purchase, plus a sales charge of 1.95% of the Public Offering Price (equivalent to 1.989% of the net amount invested).

Distributions

Distributions of net investment income to Unitholders are declared and paid monthly. Income distribution per Unit on a record date basis is $.27 for the period ended December 31, 1998.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 16, 1999, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Ranson Defined Funds U. S. Treasury Portfolio Series 20 dated April 30, 1999.



                                                              Ernst & Young LLP


Kansas City, Missouri
April 30, 1999

                              Ranson Defined Funds

                            GNMA Portfolio Series 10











                                     Part Two

                                Dated April 30, 1999








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                              Ranson Defined Funds
                            GNMA Portfolio Series 10
                             Essential Information
                            As of December 31, 1998
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Securities                                          $934,057
Number of Units                                                           95,879
Fractional Undivided Interest in the Trust per Unit                     1/95,879
Principal Amount of Securities per Unit                                   $9.742
Calculation of Public Offering Price:
  Aggregate Value of Securities in the Trust                            $929,450
  Aggregate Value of Securities per Unit                                  $9.694
  Principal Cash per Unit (1)                                                 $-
  Accrued Interest per Unit through settlement date of
  January 6, 1999                                                          $.008
  Total Price including Accrued Interest per Unit                         $9.702
  Sales Charge of 3.50% of Public Offering Price (3.627%
  of net amount invested) per Unit                                         $.352
  Public Offering Price per Unit                                         $10.054
Redemption Price per Unit                                                 $9.702
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                        $.5427
  Less:  Estimated Annual Expense                                         $.0183
  Estimated Net Annual Interest Income                                    $.5244
Daily Rate at which Estimated Annual Interest Income
  Accrues per Unit                                                      $.001457
Estimated Current Return Based on Public Offering Price (2)                5.22%
Estimated Long-Term Return (2)                                             5.34%

[FN]
1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase. These estimated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units - Public Offering Price" - Part One).

                            Kemper Defined Funds
                          GNMA Portfolio Series 10
                       Essential Information (continued)
                            As of December 31, 1998
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.


Record and Distribution Date         Record Date is the first of each month and
                                     distributions to Unitholders on such record dates will be made on the 15th day of the month.


Distribution Dates                   No distribution (other than capital gains
                                     distributions) need be made from the
                                     Principal Account if the balance therein, excluding capital gains, is less than $1.00 per 100 Units.

Trustee's Annual Fee (including      $1.00 per 100 Units (includes $.86 of
 estimated expenses)                 Trustee's annual fee per $1,000 principal
                                     amount of underlying Securities and $.09 of out-of-pocket expenses per 100 Units).

Evaluator's Annual Fee               $.20 per $1,000 principal amount of
                                     underlying Securities.

Surveillance Fee                     $.25 per $1,000 principal amount of
                                     underlying Securities.

Date of Trust Agreement and          May 20, 1998
 Initial Deposit

Mandatory Termination Date           January 1, 2030

Discretionary Liquidation Amount     The Trust may be terminated if the value
                                     thereof is less than $350,000 (40% of the par value of the Securities deposited in the Trust).

                             Report of Independent Auditors


Unitholders
Ranson Defined Funds
GNMA Portfolio Series 10

We have audited the accompanying statement of assets and liabilities of Ranson Defined Funds GNMA Portfolio Series 10, including the schedule of investments, as of December 31, 1998 , and the related statements of operations and changes in net assets for the period from May 20, 1998 (Date of Deposit) to December 31, 1998. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ranson Defined Funds GNMA Portfolio Series 10 at December 31, 1998, and the results of its operations and changes in its net assets for the period indicated above in conformity with generally accepted accounting principles.




                                                              Ernst & Young LLP





Kansas City, Missouri
April 16, 1999

                              Ranson Defined Funds

                             GNMA Portfolio Series 10

                       Statement of Assets and Liabilities

                               December 31, 1998


Assets
Securities, at value (cost $930,674)                                  $929,450
Interest receivable                                                      4,883
Organization costs                                                       2,000
Cash                                                                     8,904
                                                                     ---------
Total assets                                                           945,237


Liabilities and net assets
Accrued liabilities                                                      2,148

Net assets, applicable to 95,879 Units outstanding:
  Cost of Trust assets, exclusive of interest            $930,674
  Unrealized depreciation                                  (1,224)
  Distributable funds                                      13,639
                                                        ---------    ---------
Net assets                                                            $943,089
                                                                     =========

[FN]

See accompanying notes to financial statements.

                              Ranson Defined Funds

                           GNMA Portfolio Series 10

                            Statement of Operations

                                                                    Period from
                                                                        May 20,
                                                                        1998 to
                                                                   December 31,
                                                                           1998
                                                                      ---------
Investment income - interest                                            $18,627
Expenses:
  Trustee's fees and related expenses                                       372
  Evaluator's and portfolio surveillance fees                                94
  Organizational expenses                                                   500
                                                                      ---------
Total expenses                                                              966
                                                                      ---------
Net investment income                                                    17,661

Realized and unrealized loss on investments:
  Realized loss                                                            (300)
  Unrealized depreciation during the period                              (1,224)
                                                                      ---------
Net loss on investments                                                  (1,524)
                                                                      ---------
Net increase in net assets resulting from operations                    $16,137
                                                                      =========

[FN]

See accompanying notes to financial statements.

                            Ranson Defined Funds

                           GNMA Portfolio Series 10

                       Statement of Changes in Net Assets

                                                                   Period from
                                                                       May 20,
                                                                       1998 to
                                                                  December 31,
                                                                          1998
                                                                     ---------
Operations:
  Net investment income                                                $17,661
  Realized loss on investments                                            (300)
  Unrealized depreciation on investments during the period              (1,224)
                                                                     ---------
Net increase in net assets resulting from operations                    16,137

Distributions to Unitholders:
  Net investment income                                                 (9,398)
  Principal from investment transactions                                (6,661)
                                                                     ---------
Total distributions to Unitholders                                     (16,059)

Capital transactions:
  Issuance of 95,880 of Units                                          943,018
  Redemption of 1 Unit                                                      (7)
                                                                     ---------
Total increase in net assets                                           943,089

Net assets:
  At the beginning of the period                                             -
                                                                     ---------
  At the end of the period (including distributable
    funds applicable to Trusts Units of $13,639 at
    December 31, 1998.                                                $943,089
                                                                     =========
Trust Units outstanding at the end of the period                        95,879
                                                                     =========
Net asset value per Unit at the end of the period                        $9.84
                                                                     =========

[FN]

See accompanying notes to financial statements.

                              Ranson Defined Funds

                             GNMA Portfolio Series 10

                              Schedule of Investments

                                December 31, 1998



                                                   Principal                     Range of Stated
                                                      Amount     Coupon            Maturities (1)      Value (3)
                                                   ---------        ---              ----------    ----------
U.S. Treasury Strip                                  $66,000       0.00%               5/15/2008      $41,754 (1)
Government National Mortgage Association             433,044       6.50%        5/20/13-11/15/13      440,700
Modified Pass-Through Mortgage-Backed Securities
Government National Mortgage Association             435,013       7.00%        4/20/13-12/15/13      446,996
Modified Pass-Through Mortgage-Backed Securities
                                                  ----------                                       ----------
                                                    $934,057                                         $929,450
                                                   =========                                        =========

Note to Schedule of Investments


1. This U.S. Treasury Bond has been purchased at a discount from the par value because there is no stated interest income thereon. Such Bond is normally described as a "zero coupon" Bond. Over the life of the Bond the value increases, so that upon maturity, the holders of the Bond will receive 100% of the principal amount thereof.

2. The principal amount of GNMA Mortgage-Backed Securities listed as having the range of maturities shown is an aggregate of individual Securities having varying stated maturities within that shown. They are listed as one category of Securities with a single range of maturities because current market conditions do not accord a significant difference in price among the Securities grouped together on the basis of the differences in their stated maturities. At some time in the future, however, the differences in stated maturities could affect the market value of the individual Securities.

3. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

[FN]
See accompanying notes to financial statements.

                                Ranson Defined Funds

                             GNMA Portfolio Series 10

                          Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

Ranson & Associates, Inc., serves as the Trust's sponsor and evaluator.

Valuation of Securities

As of the date of the financial statements and during the Trust's primary offering period, the Trusts' Securities are stated at offering prices as determined by Ranson & Associates, Inc. At the end of the primary period (May 20, 1999) and thereafter, the Trust's securities will be stated at bid prices as determined by Ranson & Associates, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, or (d) any combination of the above.

Cost of Securities

Cost of the Trust's Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, plus amortization of original issue discount for the zero coupon obligation. The premium or discount, if any, is recognized as an adjustment of realized gain (loss) on a pro rata basis as principal repayments are received. Realized gain (loss) from Security transactions is reported on an identified cost basis.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized depreciation at December 31, 1998:

   Gross unrealized depreciation                                       (1,224)
                                                                   ----------
   Net unrealized depreciation                                        $(1,224)
                                                                    =========


3.  Federal Income Taxes

The Trust is organized as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Trust's policy to comply with the special provisions of the Code available to regulated investment companies. Such provisions were complied with and, therefore, no federal income tax provision is required. The accumulated net realized capital loss on sales of investments for federal income tax purposes at December 31, 1998, amounting to $300, is available to offset future taxable gains. If not applied, the carryover expires in 2006.


4.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase plus or minus a pro rata share of cash or overdraft in the Principal Account and daily accrued interest, plus a sales charge of 3.50% of the Public Offering Price (equivalent to 3.627% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid prices of the Securities plus or minus a pro rata share of cash or overdraft in the Principal Account and daily accrued interest on the date of an investor's purchase, plus a sales charge of 3.50% of the Public Offering Price (equivalent to 3.627% of the net amount invested).

                            Ranson Defined Funds

                          GNMA Portfolio Series 10

                     Notes to Financial Statements (continued)


4.  Other Information (continued)

Distributions

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions per Unit on a record date basis, are $.28 per unit for the period ended December 31, 1998. In addition, distribution of principal related to the sale or call of securities is $.19 per unit for the period ended December 31, 1998.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 16, 1999, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Ranson Defined Funds GNMA Portfolio Series 10 dated April 30, 1999.



                                                              Ernst & Young LLP


Kansas City, Missouri
April 30, 1999

                               Ranson Defined Funds

                             GNMA Portfolio Series 11











                                     Part Two

                                Dated April 30, 1999








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                              Ranson Defined Funds
                           GNMA Portfolio Series 11
                             Essential Information
                            As of December 31, 1998
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Securities                                        $5,317,807
Number of Units                                                          569,371
Fractional Undivided Interest in the Trust per Unit                    1/569,371
Principal Amount of Securities per Unit                                   $9.340
Calculation of Public Offering Price:
  Aggregate Value of Securities in the Trust                          $5,200,054
  Aggregate Value of Securities per Unit                                  $9.133
  Principal Cash per Unit (1)                                                 $-
  Accrued Interest per Unit through settlement date of January 6, 1999     $.008
  Total Price including Accrued Interest per Unit                         $9.141
  Sales Charge of 3.95% of Public Offering Price
 (4.112% of net amount invested) per Unit                                  $.376
  Public Offering Price per Unit                                          $9.517
Redemption Price per Unit                                                 $9.141
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                        $.6170
  Less:  Estimated Annual Expense                                         $.0178
  Estimated Net Annual Interest Income                                    $.5992
Daily Rate at which Estimated Annual Interest Income
Accrues per Unit                                                        $.001664
Estimated Current Return Based on Public Offering Price (2)                6.30%
Estimated Long-Term Return (2)                                             5.47%

[FN]
1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase. These estimated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units - Public Offering Price" - Part One).

                              Ranson Defined Funds
                            GNMA Portfolio Series 11
                      Essential Information (continued)
                            As of December 31, 1998
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.


Record and Distribution           Date Record Date is the first of each month
                                  and distributions to Unitholders on such record dates will be made on the 15th day of the month.

Distribution Dates                No distribution (other than capital gains
                                  distributions) need be made from the Principal
                                  Account if the balance therein, excluding capital gains, is less than $1.00 per 100
                                  Units.

Trustee's Annual Fee
(including estimated expenses)    $1.00 per 100 Units (includes $.86 of
                                  Trustee's annual fee per $1,000 principal amount of underlying Securities and $.09 of out-of-pocket expenses per 100 Units).

Evaluator's Annual Fee            $.20 per $1,000 principal amount of underlying
                                  Securities.

Surveillance Fee                  $.25 per $1,000 principal amount of underlying
                                  Securities.

Date of Trust Agreement and
Initial Deposit                   May 20, 1998

Mandatory Termination Date        January 1, 2030

Discretionary Liquidation Amount  The Trust may be terminated if the value thereof is less than $350,000 (40% of the par value of the Securities deposited in the Trust).

                          Report of Independent Auditors


Unitholders
Ranson Defined Funds
GNMA Portfolio Series 11

We have audited the accompanying statement of assets and liabilities of Ranson Defined Funds GNMA Portfolio Series 11, including the schedule of investments, as of December 31, 1998, and the related statements of operations and changes in net assets for the period from May 20, 1998 (Date of Deposit) to December 31, 1998. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ranson Defined Funds GNMA Portfolio Series 11 at December 31, 1998, and the results of its operations and changes in its net assets for the period indicated above in conformity with generally accepted accounting principles.




                                                              Ernst & Young LLP





Kansas City, Missouri
April 16, 1999

                              Ranson Defined Funds

                           GNMA Portfolio Series 11

                       Statement of Assets and Liabilities

                               December 31, 1998


Assets
Securities, at value (cost $5,178,063)                              $5,200,054
Interest receivable                                                     28,597
Organization costs                                                       2,000
Cash                                                                    63,850
                                                                     ---------
Total assets                                                         5,294,501


Liabilities and net assets
Accrued liabilities                                                      2,153

Net assets, applicable to 569,371 Units outstanding:
  Cost of Trust assets, exclusive of interest          $5,178,063
  Unrealized appreciation                                  21,991
  Distributable funds                                      92,294
                                                        ---------    ---------
Net assets                                                          $5,292,348
                                                                     =========

[FN]

See accompanying notes to financial statements.

                              Ranson Defined Funds

                            GNMA Portfolio Series 11

                            Statement of Operations

                                                                   Period from
                                                                        May 20,
                                                                        1998 to
                                                                   December 31,
                                                                           1998
                                                                      ---------
Investment income - interest                                           $106,221
Expenses:
  Trustee's fees and related expenses                                     1,205
  Evaluator's and portfolio surveillance fees                               447
  Organizational expenses                                                   500
                                                                      ---------
Total expenses                                                            2,152
                                                                      ---------
Net investment income                                                   104,069

Realized and unrealized gain (loss) on investments:
  Realized loss                                                         (3,470)
  Unrealized appreciation during the period                              21,991
                                                                      ---------
Net gain on investments                                                  18,521
                                                                      ---------
Net increase in net assets resulting from operations                   $122,590
                                                                      =========

[FN]

See accompanying notes to financial statements.

                               Ranson Defined Funds

                             GNMA Portfolio Series 11

                       Statement of Changes in Net Assets

                                                                     Period from
                                                                         May 20,
                                                                         1998 to
                                                                    December 31,
                                                                           1998
                                                                      ---------
Operations:
  Net investment income                                                $104,069
  Realized loss on investments                                          (3,470)
  Unrealized appreciation on investments during the period               21,991
                                                                      ---------
Net increase in net assets resulting from operations                    122,590

Distributions to Unitholders:
  Net investment income                                                (65,878)
  Principal from investment transactions                               (89,419)
                                                                      ---------
Total distributions to Unitholders                                    (155,297)

Capital transactions:
  Issuance of 569,372 of Units                                        5,325,068
  Redemption of 1 Unit                                                     (13)
                                                                      ---------
Total increase in net assets                                          5,292,348

Net assets:
  At the beginning of the period                                              -
                                                                      ---------
  At the end of the period (including distributable
  funds applicable to Trusts Units of $92,294 at
  December 31, 1998.                                                 $5,292,348
                                                                      =========
Trust Units outstanding at the end of the period                        569,371
                                                                      =========
Net asset value per Unit at the end of the period                         $9.30
                                                                      =========

[FN]

See accompanying notes to financial statements.

                               Ranson Defined Funds

                             GNMA Portfolio Series 11

                              Schedule of Investments

                                December 31, 1998




                                                  Principal                  Range of Stated
                                                     Amount       Coupon      Maturities (1)          Value  (3)
                                                  ---------          ---          ----------      ----------
U.S. Treasury Strip                                $381,000         0.00%          5/15/2008        $130,016 (1)
Government National Mortgage Association          2,486,363         7.00%   9/20/27-12/20/28       2,541,471
Modified Pass-Through Mortgage-Backed Securities
Government National Mortgage Association          2,450,444         7.50%   3/20/27-12/20/28       2,528,567 (2)
Modified Pass-Through Mortgage-Backed Securities
                                                 ----------                                       ----------
                                                 $5,317,807                                       $5,200,054
                                                  =========                                        =========
Note to Schedule of Investments

1.  This U.S. Treasury Bond has been pruchased at a discount from the par value because there is no stated interest income thereon.  Such Bond is normally described as a "zero coupon" Bond.  Over the life of the Bond the Value increases, so that upon maturity, the holders of the Bond will receive 100% of the principal amount thereof.

2. The principal amount of GNMA Mortgage-Backed Securities listed as having the range of maturities shown is an aggregate of individual Securities having varying stated maturities within that shown. They are listed as one category of Securities with a single range of maturities because current market conditions do not accord a significant difference in price among the Securities grouped together on the basis of the differences in their stated
maturities. At some time in the future, however, the differences in stated maturities could affect the market value of the individual Securities.

3.  See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

[FN]

See accompanying notes to financial statements.

                                Ranson Defined Funds

                              GNMA Portfolio Series 11

                             Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

Ranson & Associates, Inc., serves as the Trust's sponsor and evaluator.

Valuation of Securities

As of the date of the financial statements and during the Trust's primary offering period, the Trusts' Securities are stated at offering prices as determined by Ranson & Associates, Inc. At the end of the primary period (May 20, 1999) and thereafter, the Trust's securities will be stated at bid prices as determined by Ranson & Associates, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, or (d) any combination of the above.

Cost of Securities

Cost of the Trust's Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, plus amortization of original issue discount of the zero coupon obligation. The premium or discount, for the mortgage-backed Securities is recognized as an adjustment of realized gain (loss) on a pro rata basis as principal repayments are received. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires the Trust's sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

Investment Income

Interest income consists of amortization of original issue discount for the zero coupon obligation and interest accrued as earned on the fixed rate obligations.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at December 31, 1998:

   Gross unrealized appreciation                                  $21,991
   Gross unrealized depreciation                                      -
                                                               ----------
   Net unrealized appreciation                                    $21,991
                                                                =========


3.  Federal Income Taxes

The Trust is organized as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Trust's policy to comply with the special provisions of the Code available to regulated investment companies. Such provisions were complied with and, therefore, no federal income tax provision is required. The accumulated net realized capital loss on sales of investments for federal income tax purposes at December 31, 1998, amounting to $3,470, is available to offset future taxable gains. If not applied, the carryover expires in 2006.

                              Ranson Defined Funds

                            GNMA Portfolio Series 11

                  Notes to Financial Statements (continued)


4.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase plus or minus a pro rata share of cash or overdraft in the Principal Account and daily accrued interest, plus a sales charge of 3.50% of the Public Offering Price (equivalent to 3.627% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid prices of the Securities plus or minus a pro rata share of cash or overdraft in the Principal Account and daily accrued interest on the date of an investor's purchase, plus a sales charge of 3.95% of the Public Offering Price (equivalent to 4.112% of the net amount invested).

Distributions

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions per Unit on a record date basis, are $.31 per unit for the period ended December 31, 1998. In addition, distribution of principal related to the sale or call of securities is $.35 per unit for the period ended December 31, 1998.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 16, 1999, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Ranson Defined Funds GNMA Portfolio Series 11 dated April 30, 1999.



                                                              Ernst & Young LLP


Kansas City, Missouri
April 30, 1999

                     KEMPER INSURED CORPORATE TRUST
              KEMPER DEFINED FUNDS INSURED CORPORATE SERIES
         EVEREN UNIT INVESTMENT TRUSTS INSURED CORPORATE SERIES
                           PROSPECTUS PART ONE

     Kemper Insured Corporate Trust, Kemper Defined Funds Insured Corporate Series and EVEREN Unit Investment Trusts Insured Corporate Series (the "Trusts") were formed for the purpose of providing a high level of current income through investment in a fixed portfolio consisting primarily of corporate debt obligations issued after July 18, 1994 by utility companies. Certain Trusts also contain zero coupon U.S. Treasury obligations.

     Insurance guaranteeing the scheduled payment of principal and interest on all of the Bonds (other than any U.S. Treasury obligations) in the portfolio listed in Part Two has been obtained directly by the issuer of such Bonds or by the Sponsor of the Trusts from MBIA Insurance Corporation. See "Insurance on the Portfolios" and "Portfolio" appearing in Part Two for each Trust. This insurance is effective so long as the Bonds are outstanding. As a result of such insurance, the Bonds so insured in each Trust and the Units of each Trust received on the original date of deposit a rating of "Aaa" by Moody's Investors Service, Inc. ("Moody's"). All the Bonds in each Trust have received a rating of "AAA" by Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") as of the original date of deposit. The insurance does not relate to the Units of the respective Trusts offered hereby or
to  their  market value.  See "Insurance on the Portfolios."   No
representation is made as to any insurer's ability to meet its commitments.

     Units of the Trusts are not deposits or obligations of, or guaranteed by, any bank, and Units are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal. The use of the term
"Insured" in the name of the Trust Funds does not mean that the Units of the Trusts are insured by any governmental or private organization. The Units are not insured.

     For foreign investors who are not United States citizens or residents, interest income from each Trust may not be subject to federal withholding taxes if certain conditions are met. See "Federal Tax Status."

                    This Prospectus is in two parts.
            Read and retain both parts for future reference.

       The date of this Part One is that date which is set forth
                     in Part Two of the Prospectus.

                   SPONSOR:  RANSON & ASSOCIATES, INC.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COM-MISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            TABLE OF CONTENTS

                                        PAGE
SUMMARY                                   1

THE TRUST                                 2

TRUST PORTFOLIOS                          2
   PORTFOLIO SELECTION                    2
   RISK FACTORS                           3
   GENERAL TRUST INFORMATION              6

INSURANCE ON THE PORTFOLIOS               6

RETIREMENT PLANS                          8
   INDIVIDUAL RETIREMENT ACCOUNT--IRA     8
   QUALIFIED RETIREMENT PLANS             9
   EXCESS DISTRIBUTIONS TAX               9

DISTRIBUTION REINVESTMENT                 9

INTEREST, ESTIMATED LONG-TERM RETURN
   AND ESTIMATED CURRENT RETURN          10

FEDERAL TAX STATUS                       11

TAX REPORTING AND REALLOCATION           16

PUBLIC OFFERING OF UNITS                 16
   PUBLIC OFFERING PRICE                 16
   ACCRUED INTEREST                      18
   PURCHASED AND DAILY ACCRUED INTEREST  19
   PUBLIC DISTRIBUTION OF UNITS          20
   PROFITS OF SPONSOR                    20

MARKET FOR UNITS                         21

REDEMPTION                               21
   COMPUTATION OF REDEMPTION PRICE       22

UNITHOLDERS                              23
   OWNERSHIP OF UNITS                    23
   DISTRIBUTIONS TO UNITHOLDERS          24
   STATEMENT TO UNITHOLDERS              25
   RIGHTS OF UNITHOLDERS                 26

INVESTMENT SUPERVISION                   27

ADMINISTRATION OF THE TRUST              27
   THE TRUSTEE                           27
   THE EVALUATOR                         28
   AMENDMENT AND TERMINATION             29
   LIMITATIONS ON LIABILITY              29

EXPENSES OF THE TRUST                    30

THE SPONSOR                              31

LEGAL OPINIONS                           32

INDEPENDENT AUDITORS                     32

Essential Information*
Report of Independent Auditors*
Statement of Assets and Liabilities*
Statement of Operations*
Statement of Changes in Net Assets*
Schedule of Investments*
Notes to Schedules of Investments*
Notes to Financial Statements*

-----------------
* Information on these items appears in Part Two

SUMMARY

     Public Offering Price. The Public Offering Price per Unit of a Series of the Trust is equal to a pro rata share of the aggregate bid prices of the Bonds in such Series plus or minus a pro rata share of cash, if any, in the Principal Account, held or owned by the Series plus accrued interest or Purchased Interest and Daily Accrued Interest, as applicable, plus a sales charge shown under "Public Offering of Units." The sales charge is reduced on a graduated scale as indicated under "Public Offering of Units - Public Offering Price."

     Interest and Principal Distributions. Distributions of the estimated annual interest income to be received by a Series of the Trust, after deduction of estimated expenses, will be made monthly unless the Unitholder elects to receive such distributions semi-annually (if available). Distributions will be paid on the Distribution Dates to Unitholders of record of such Series on the Record Dates set forth for the applicable option. See "Essential Information" in Part Two. Unitholders of Kemper Defined Funds Insured Corporate Series or EVEREN Unit Investment Trusts Insured Corporate Series will receive distributions monthly.

     The distribution of funds, if any, in the Principal Account of each Series, will be made as provided in "Unitholders-Distributions to Unitholders."

     Reinvestment. Each Unitholder may elect to have distributions of principal or interest or both automatically invested without charge in shares of certain Zurich Kemper Investment, Inc. mutual funds. See "Distribution Reinvestment."

     Estimated Current Return and Estimated Long-Term Return. The Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price of such Trust. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trustee, Sponsor and Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Bonds while the Public Offering Price will vary with changes in the bid price of the underlying Bonds and with changes in accrued interest or Purchased Interest and Daily Accrued Interest, as applicable; therefore, there is no assurance that the present Estimated Current Returns will be realized in the future. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirement dates of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current Return calculations include only net annual interest income and Public Offering Price.

     Market for Units. While under no obligation to do so, the Sponsor intends, subject to change at any time, to maintain a market for the Units of each Series of the Trust and to continuously offer to repurchase such Units at prices which are based on the aggregate bid side evaluation of the Bonds in such Series of the Trust plus accrued interest or Purchased Interest and Daily Accrued Interest, as applicable.

     Risk Factors. An investment in the Trusts should be made with an understanding of the risks associated therewith, including, among other factors, the inability of the issuer or an insurer to pay the principal of or interest on a bond when due, volatile interest rates, early call provisions and general economic conditions. See "Trust Portfolio-Risk Factors."

THE TRUST

     Each Series of the Trust is one of a series of unit investment trusts created by the Sponsor under the name Kemper Insured Corporate Trust, Kemper Defined Funds Insured Corporate Series or EVEREN Unit Investment Trusts Insured Corporate Series, all of which are similar, and each of which was created under the laws of the State of Missouri or New York pursuant to a Trust Agreement* (the "Trust Agreement"). Ranson & Associates, Inc. is the Sponsor and Evaluator of the Trusts and is successor sponsor and evaluator of all unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

     The  objective of each Trust is to provide a high level  of  current
income  through  investment  in  the Bonds.   There  is,  of  course,  no
guarantee that a Trust's objectives will be achieved.

     The Trusts may be appropriate investment vehicles for investors who desire to participate in a portfolio of taxable fixed income securities issued primarily by public utilities with greater diversification than investors might be able to acquire individually. Diversification of a Trust's assets will not eliminate the risk of loss always inherent in the ownership of securities. In addition, Bonds of the type deposited in the Trusts often are not available in small amounts.

     An investment in Units should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risk that the value of the portfolio and hence of the Units will decline with increases in interest rates. The value of the underlying Bonds will fluctuate inversely with changes in interest rates. The uncertain economic conditions of recent years, together with the fiscal measures adopted to attempt to deal with them, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate debt obligations generally and intermediate and long-term obligations in particular. The Sponsor cannot predict the degree to which such fluctuations will continue in the future.


TRUST PORTFOLIOS

     Portfolio Selection. The Bonds for each Trust was based largely upon the experience and judgment of the Sponsor. In making such selections the Sponsor considered the following factors: (a) the price of the Bonds relative to other issues of similar quality and maturity;
(b) whether the Bonds were issued by a utility company; (c) the diversification of the bonds as to location of issuer; (d) the income to the Unitholders of the Trusts; (e) whether the Bonds were insured or the availability and cost of insurance for the scheduled payment of principal

---------------
* Reference is made to the Trust Agreement, and any statements contained herein are qualified in their entirety by the provisions of the Trust Agreement.

and interest on the Bonds; (f) in certain Series whether the Bonds were issued after July 18, 1984 (g) the stated maturity of the bonds.

     The Sponsor may not alter the portfolio of a Series of the Trust, except upon the happening of certain extraordinary circumstances. See "Investment Supervision." Certain Series of the Trust contain Bonds which may be subject to optional call or mandatory redemption pursuant to sinking fund provisions, in each case prior to their stated maturity. A bond subject to optional call is one which is subject to redemption or refunding prior to maturity at the option of the issuer, often at a premium over par. A refunding is a method by which a bond issue is redeemed, at or before maturity, by the proceeds of a new bond issue. A bond subject to sinking fund redemption is one which is subject to partial call from time to time at par from a fund accumulated for the scheduled retirement of a portion of an issue prior to maturity. Special or extraordinary redemption provisions may provide for redemption at par of all or a portion of an issue upon the occurrence of certain circumstances, which may be prior to the optional call dates shown in the "Schedules of Investments of the Trust" in Part Two. Redemption pursuant to optional call provisions is more likely to occur, and redemption pursuant to special or extraordinary redemption provisions may occur, when the Bonds have an offering side evaluation which represents a premium over par, that is, when they are able to be refinanced at a lower cost. The proceeds from any such call or redemption pursuant to sinking fund provisions as well as proceeds from the sale of Bonds and from Bonds which mature in accordance with their terms, unless utilized to pay for
Units  tendered  for redemption, will be distributed to  Unitholders  and will not be used to purchase additional Bonds for the Trust. Accordingly, any such call, redemption, sale or maturity will reduce the size and diversity of the Trust and the net annual interest income and may reduce the Estimated Current Return and the Estimated Long-Term Return. See "Interest, Estimated Long-Term Return and Estimated Current Return." The call, redemption, sale or maturity of Bonds also may have tax consequences to a Unitholder. See "Federal Tax Status." Information with respect to the call provisions and maturity dates of the Bonds is contained in "Schedules of Investments."

     Risk Factors. Public Utility Issues. Certain of the Bonds in each Trust are obligations of public utility issuers. In general, public utilities are regulated monopolies engaged in the business of supplying light, water, power, heat, transportation or means of communication. Historically, the utilities industry has provided investors in securities issued by companies in this industry with high levels of reliability, stability and relative total return on their investments. However, an investment in the Trusts should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. General problems of such issuers would include the difficulty in financing large construction programs in an inflationary period, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Bonds in the portfolio to make payments of principal and/or interest on such Bonds.

     Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. Also, changes in certain accounting standards currently under consideration by the Financial Accounting Standards Board could cause significant write-downs of assets and reductions in earnings for many investor-owned utilities. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other.

     Certain of the issuers of the Bonds in a Trust may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remains present through completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at a plant in Chernobyl, U.S.S.R., could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.

     In view of the uncertainties discussed above, there can be no assurance that any bond issuer's share of the full cost of nuclear units under construction ultimately will be recovered in rates or of the extent to which a bond issuer could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on the financial condition or the results of operations or on a bond issuer's ability to make interest and principal payments on its outstanding debt.

     Other general problems of the gas, water, telephone and electric utility industry (including state and local joint action power agencies) include difficulty in obtaining timely and adequate rate increases, difficulty in financing large construction programs to provide new or replacement facilities during an inflationary period, rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including among other considerations the problems associated with the use of radioactive materials and the disposal of radioactive wastes, and the effects of energy conservation. Each of the problems referred to could adversely affect the ability of the issuers of any utility Bonds in a Trust to make payments due on these Bonds.

     In addition, the ability of state and local joint action power agencies to make payments on bonds they have issued is dependent in large part on payments made to them pursuant to power supply or similar agreements. Courts in Washington and Idaho have held that certain agreements between Washington Public Power Supply System ("WPPSS") and the WPPSS participants are unenforceable because the participants did not have the authority to enter into the agreements. While these decisions are not specifically applicable to agreements entered into by public entities in other states, they may cause a reexamination of the legal structure and economic viability of certain projects financed by joint action power agencies, which might exacerbate some of the problems referred to above and possibly lead to legal proceedings questioning the enforceability of agreements upon which payment of these bonds may depend.

     In addition, business conditions of the telephone industry in general may affect the performance of the Trust Fund. General problems of telephone companies include regulation of rates for service by the FCC and various state or other regulatory agencies. However, over the last several years regulation has been changing, resulting in increased competition. The new approach is more market oriented, more flexible and more complicated. For example, Federal and certain state regulators have instituted "price cap" regulation which couples protection of rate payers for basic services with flexible pricing for ancillary services. These new approaches to regulation could lead to greater risks as well as greater rewards for operating telephone companies such as those in the Trust Funds. Inflation has substantially increased the operating expenses and costs of plants required for growth, service, improvement and replacement of existing plants. Continuing cost increases, to the extent not offset by improved productivity and revenues from increased business, would result in a decreasing rate of return and a continuing need for rate increases. Although allowances are generally made in rate-making proceedings for cost increases, delays may be experienced in obtaining the necessary rate increases and there can be no assurance that the regulatory agencies will grant rate increases adequate to cover operating and other expenses and debt service requirements. To meet increasing competition, telephone companies will have to commit substantial capital, technological and marketing resources. Telephone usage, and therefore revenues, could also be adversely affected by any sustained economic recession. New technology such as cellular service and fiber optics, will require additional capital outlays. The uncertain outcomes of future labor agreements may also have a negative impact on the telephone companies. Each of these problems could adversely affect the ability of the telephone company issuers of any Bonds in a portfolio to make payments of principal and interest on their Bonds.

     Zero Coupon U.S. Treasury Obligations;. Certain of the Bonds in certain of the Trusts are "zero coupon" U.S. Treasury bonds. Zero coupon bonds are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the bond and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon bonds) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest.

     General Trust Information. Because certain of the Bonds in each Trust may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Bond. The Trustee will have no power to vary the investment of a Trust; i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unitholder's investment.

     To the best of the Sponsor's knowledge, there is no litigation pending as of the date of this Part One Prospectus in respect of any Bond which might reasonably be expected to have a material adverse effect on the Trust Funds. At any time after the date of this Part One Prospectus, litigation may be instituted on a variety of grounds with respect to the Bonds. The Sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trust Funds. The Sponsor and the Trustee shall not be liable in any way for any default, failure or defect in any Bond.


INSURANCE ON THE PORTFOLIOS

     All Bonds in each Series of the Trust, except for the U.S. Treasury obligations, are insured as to the scheduled payment of interest and principal, either by the Sponsor or by the Bond issuer under a financial guaranty insurance policy obtained from MBIA Insurance Corporation ("MBIA Corporation"). See "Schedules of Investments" in Part Two. The premium for each such insurance policy has been paid in advance by such issuer or the Sponsor and each such policy is non-cancelable and will remain in force so long as the Bonds are outstanding and MBIA Corporation remains in business. No premiums for such insurance are paid by the Trusts. If MBIA Corporation is unable to meet its obligations under its policy or if the rating assigned to the claims-paying ability of MBIA Corporation deteriorates, no other insurer has any obligation to insure any issue adversely affected by either of these events.

     The aforementioned insurance guarantees the scheduled payment of principal and interest on all of the Bonds in each Trust, except for the U.S. Treasury obligations. It does not guarantee the market value of the Bonds or the value of the Units of a Series of the Trust. This insurance is effective so long as the Bond is outstanding, whether or not held by a Trust. Therefore, any such insurance may be considered to represent an element of market value in regard to the Bonds, but the exact effect, if any, of this insurance on such market value cannot be predicted.

     MBIA Corporation is the principal operating subsidiary of MBIA, Inc., a New York Stock Exchange listed company. MBIA, Inc. is not obligated to pay the debts of or claims against MBIA Corporation. MBIA Corporation, which commenced municipal bond insurance operations on January 5, 1987, is a limited liability corporation rather than a several liability association. MBIA Corporation is domiciled in the State of New York and licensed to do business in all 50 states, the District of Columbia, the Commonwealth of the Northern Mariana Islands, the Commonwealth of Puerto Rico, the Virgin Islands of the United States and the Territory of Guam.

     As of September 30, 1996, MBIA Corporation had admitted assets of $4.3 billion (unaudited), total liabilities of $2.9 billion (unaudited), and total policyholder's surplus of $1.4 billion (unaudited), prepared in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of December 31, 1995, MBIA Corporation had admitted assets of $3.8 billion (audited), total liabilities of $2.5 billion (audited) and total capital and surplus of $1.3 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA Corporation's financial statements prepared in accordance with statutory accounting practices are available from MBIA Corporation. The address of MBIA Corporation is 113 King Street, Armonk, New York 10504.

     Effective December 31, 1989, MBIA, Inc. acquired Bond Investors Group, Inc. On January 5, 1990, the Insurer acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of BIG, now known as MBIA Insurance Corp. of Illinois. Through a reinsurance agreement, BIG had ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to the Insurer and the Insurer has reinsured BIG's net outstanding exposure.

     Moody's Investors Service rates all bonds issues insured by MBIA "Aaa" and short-term loans "MIG1," both designated to be of the highest quality. Standard & Poor's rates all new issues insured by MBIA "AAA."

     Because the Bonds in each Series of the Trust (other than the U.S. Treasury obligations) are insured as to the scheduled payment of principal and interest and on the basis of the financial condition and the method of operation of MBIA Corporation, Moody's Investors Service, Inc., on the original Date of Deposit of each Series, assigned to each Trust's Units its "AAA" investment rating. This is the highest rating assigned to securities by such rating agency. These ratings should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of a Trust or the Units thereof.

     Bonds in a Trust for which insurance has been obtained by the issuer thereof or by the Sponsor from MBIA Corporation (all of which were rated "AAA") may or may not have a higher yield than uninsured bonds rated "AAA" by Standard & Poor's. In selecting Bonds for the portfolio of the Trusts, the Sponsor has applied the criteria herein before described.


RETIREMENT PLANS

     Units of the Trust Funds may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans, certain of which are briefly described below.

     Generally, capital gains and income received under each of the foregoing plans are deferred from federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. The Trust Funds will waive the $1,000 minimum investment requirement for IRA accounts. The minimum investment is $250 for tax-deferred plans such as IRA accounts. Fees and charges with respect to such plans may vary.

     Individual Retirement Account--IRA. Any individual under age 70 1/2 may contribute the lesser of $2,000 or 100% of compensation to an IRA annually. Such contributions are fully deductible if the individual (and spouse if filing jointly) are not covered by a retirement plan at work. The deductible amount an individual may contribute to an IRA will be reduced $10 for each $50 of adjusted gross income over $25,000 ($40,000 if married, filing jointly or $0 if married, filing separately), if either an individual or their spouse (if married, filing jointly) is an active participant in an employer maintained retirement plan. Thus, if an individual has adjusted gross income over $35,000 ($50,000 if married, filing jointly or $0 if married, filing separately) and if an individual or their spouse is an active participant in an employer maintained retirement plan, no IRA deduction is permitted. Under the Internal Revenue Code of 1986, as amended (the "Code"), an individual may make nondeductible contributions to the extent deductible contributions are not allowed. All distributions from an IRA (other than the return of certain excess contributions) are treated as ordinary income for federal income taxation purposes provided that under the Code an individual need not pay tax on the return of nondeductible contributions. The amount includable in income for the taxable year is the portion of the amount withdrawn for the taxable year as the individual's aggregate deductible IRA contributions bear to the aggregate balance of all IRAs of the individual.

     A participant's interest in an IRA must be, or commence to be, distributed to the participant not later than April 1 of the calendar year following the year during which the participant attains age 70 1/2. Distributions made before attainment of age 59 1/2, except in the case of the participant's death or disability, or where the amount distributed is to be rolled over to another IRA, or where the distributions are taken as a series of substantially equal periodic payments over the participant's life or life expectancy (or the joint lives or life expectancies of the participant and the designated beneficiary) are generally subject to a surtax in an amount equal to 10% of the distribution. The amount of such periodic payments may not be modified before the later of five years or attainment of age 59 1/2. Excess contributions are subject to an annual 6% excise tax.

     IRA applications, disclosure statements and trust agreements are available from the Sponsor upon request.

     Qualified Retirement Plans. Units of a Trust may be purchased by qualified pension or profit sharing plans maintained by corporations, partnerships or sole proprietors. The maximum annual contribution for a participant in a money purchase pension plan or to paired profit sharing and pension plans is the lessor of 25% of compensation or $30,000. Prototype plan documents for establishing qualified retirement plans are available from the Sponsor upon request.

     Excess Distributions Tax. In addition to the other taxes due by reason of a plan distribution, a tax of 15% may apply to certain aggregate distributions from IRAs, Keogh plans, and corporate retirement plans to the extent such aggregate taxable distributions exceed specified amounts (generally $150,000, as adjusted) during a tax year. This 15% tax will not apply to distributions on account of death, qualified domestic relations orders or amounts eligible for tax-deferred rollover treatment. In general, for lump sum distributions the excess distributions over $750,000 (as adjusted) will be subject to the 15% tax.

     The Trustee, has agreed to act as custodian for certain retirement plan accounts. An annual fee, if not paid separately, will be assessed by the Trustee and paid through the liquidation of shares of the reinvestment account. An individual wishing the Trustee to act as custodian must complete a Ranson UIT/IRA application and forward it along with a check made payable to the Trustee. Certificates for Individual Retirement Accounts cannot be issued.


DISTRIBUTION REINVESTMENT

     Each  Unitholder  of  a  Trust may elect to  have  distributions  of principal (including capital gains, if any) or interest or both automatically invested without charge in shares of any open-end mutual fund registered in such Unitholder's state of residence which is underwritten or advised by Zurich Kemper Investments, Inc. (the "Kemper Funds"), other than those Kemper Funds sold with a contingent deferred sales charge.

     If individuals indicate they wish to participate in the Reinvestment Program but do not designate a reinvestment fund, the Program Agent referred to below will contact such individuals to determine which reinvestment fund or funds they wish to elect. Since the portfolio securities and investment objectives of such Kemper Funds may differ significantly from that of the Trust Funds, Unitholders should carefully consider the consequences before selecting such Kemper Funds for reinvestment. Detailed information with respect to the investment objectives and the management of the Funds is contained in their respective prospectuses, which can be obtained from any Trust Underwriter upon request. An investor should read the prospectus of the reinvestment fund selected prior to making the election to reinvest. Unitholders who desire to have such distributions automatically reinvested should inform their broker at the time of purchase or should file with the Program Agent a written notice of election.

     Unitholders who are receiving distributions in cash may elect to participate in distribution reinvestment by filing with the Program Agent an election to have such distributions reinvested without charge. Such election must be received by the Program Agent at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remain in effect until a subsequent notice is received by the Program Agent. See "Distributions to Unitholders."

     The   Program  Agent  is  the  Trustee.   All  inquiries  concerning
participation in distribution reinvestment should be directed to the Program Agent at its unit investment trust division office.


INTEREST, ESTIMATED LONG-TERM RETURN AND ESTIMATED CURRENT RETURN

     As of the opening of business on the date indicated therein, the Estimated Long-Term Returns and the Estimated Current Returns for each Series of the Trust were as set forth under "Essential Information" for the applicable Trust in Part Two of this Prospectus. Estimated Current Returns are calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trustee, the Sponsor and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Bonds while the Public Offering Price will vary with changes in the offering price of the underlying Bonds and with changes in accrued interest or Purchased Interest and Daily Accrued Interest, as applicable; therefore, there is no assurance that the present Estimated Current Returns will be realized in the future. Estimated Long-Term Returns are calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in a Trust and (2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Returns will be realized in the future. Estimated

Current Returns and Estimated Long-Term Returns are expected to differ because the calculation of Estimated Long-Term Returns reflects the estimated date and amount of principal returned while Estimated Current Returns calculations include only net annual interest income and Public Offering Price.


FEDERAL TAX STATUS

     For purposes of the following discussion and opinions, it is assumed that each of the obligations is debt for Federal income tax purposes. In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

           1. Each Trust is not an association taxable as a corporation for Federal income tax purposes.

          2. Each Unitholder of the Trust is considered to be the owner of a pro rata portion of each of a Trust's assets for Federal income tax purposes under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986 (the "Code"); and the income will be treated as income of the Unitholders. Each Unitholder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered to be received by a Trust. Each Unitholder will also be required to include in taxable income for Federal income tax purposes, original issue discount with respect to his interest in any Bonds held by a Trust at the same time and in the same manner as though the Unitholder were the direct owner of such interest.

           3. Each Unitholder will have a taxable event when a Bond is disposed of (whether by sale, exchange, liquidation, redemption, or payment at maturity) or when the Unitholder redeems or sells his
     Units. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all the assets of the Trust. Such basis is determined (before the adjustments described below) by apportioning the tax basis for the Units among each of the Trust assets according to value as of the valuation date nearest the date of acquisition of the Units. Unitholders must reduce the tax basis of their Units for their share of accrued interest received, if any, on Bonds delivered after the date the Unitholders pay for their Units to the extent such interest accrued on such Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the sellers) and, consequently, such Unitholders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, exchange, payment at maturity, redemption or otherwise), gain or loss is recognized to the Unitholder (subject to various nonrecognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unitholders pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. The basis of each Unit and of each Bond which was issued with original issue discount

     (or which has market discount) (including any U.S. Treasury obligations) must be increased by the amount of accrued original issue discount (and accrued market discount if the Unitholder elects to include market discount in income as it accrues) and the basis of each Unit and of each Bond which was purchased by a Trust at a premium must be reduced by the annual amortization of bond premium which the Unitholder has properly elected to amortize under
     Section 171 of the Code. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unitholder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost. The U.S. Treasury obligations held by a Trust, if any, are treated as bonds that were originally issued at an original issue discount provided, pursuant to a Treasury Regulation (the "Regulation") issued on December 28, 1992, that the amount of original issue discount determined under Section 1286 of the Code is not less than a "de minimis" amount as determined thereunder (as discussed below under "Original Issue Discount"). Because U.S. Treasury obligations represent interests in "stripped" U.S. Treasury bonds, a Unitholder's initial cost for his pro rata portion of each U.S. Treasury obligation held by a Trust (determined at the time he acquires his Units, in the manner described above) shall be treated as its "purchase price" by the Unitholder. Original issue discount is effectively treated as interest for Federal income tax purposes, and the amount of original issue discount in this case is generally the difference between the Bond's purchase price and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Bonds held by a Trust as such original issue discount accrues and will, in general, be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a "de minimis" amount as determined under the Regulation. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount shall be treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of U.S Treasury obligations, this method will generally result in an increasing amount of income to the Unitholders each year. Unitholders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount.

     Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by a Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986 (the "Act"), certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses paid by a Trust as miscellaneous itemized deductions subject to this limitation.

     Premium. If a Unitholder's tax basis of his pro rata portion in any Bonds held by a Trust exceeds the amount payable by the issuer of the Bond with respect to such pro rata interest upon the maturity of the

Bond, such excess would be considered premium which may be amortized by the Unitholder at the Unitholder's election as provided in Section 171 of the Code. Unitholders should consult their tax advisors regarding whether such election should be made and the manner of amortizing premium.

     Original Issue Discount. Certain of the Bonds in each Trust may have been acquired with "original issue discount." In the case of any Bonds in a Trust acquired with "original issue discount" that exceeds a "de minimis" amount as specified in the Code or in the case of U.S. Treasury obligations as specified in the Regulation, such discount is includable in taxable income of the Unitholders on an accrual basis computed daily, without regard to when payments of interest on such Bonds are received. The Code provides a complex set of rules regarding the accrual of original issue discount. These rules provide that original issue discount generally accrues on the basis of a constant compound interest rate over the term of the Bonds. Unitholders should consult their tax advisers as to the amount of original issue discount which accrues.

     Special original issue discount rules apply if the purchase price of the Bond by a Trust exceeds its original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price"). Similarly these special rules would apply to a Unitholder if the tax basis of his pro rata portion of a Bond issued with original issue discount exceeds his pro rata portion of its adjusted issue price. Unitholders should also consult their tax advisers regarding these special rules.

     It is possible that a corporate Bond that has been issued at an original issue discount may be characterized as a "high-yield discount obligation" within the meaning of Section 163(e)(5) of the Code. To the extent that such an obligation is issued at a yield in excess of six percentage points over the applicable Federal rate, a portion of the original issue discount on such obligation will be characterized as a distribution on stock (e.g., dividends) for purposes of the dividends received deduction which is available to certain corporations with respect to certain dividends received by such corporation.

     Market Discount. If a Unitholder's tax basis in his pro rata portion of Bonds is less than the allocable portion of such Bond's stated redemption price at maturity (or, if issued with original issue discount, the allocable portion of its "revised issue price"), such difference will constitute market discount unless the amount of market discount is "de minimis" as specified in the Code. Market discount accrues daily computed on a straight line basis, unless the Unitholder elects to calculate accrued market discount under a constant yield method. The market discount rules do not apply to U.S. Treasury obligations because they are stripped debt instruments subject to special original issue discount rules as discussed above. Unitholders should consult their tax advisors regarding whether such election should be made and as to the amount of market discount which accrues.

     Accrued market discount is generally includable in taxable income to the Unitholders as ordinary income for Federal tax purposes upon the receipt of serial principal payments on the Bonds, on the sale, maturity or disposition of such Bonds by a Trust, and on the sale by a Unitholder of Units, unless a Unitholder elects to include the accrued market discount in taxable income as such discount accrues. If a Unitholder does not elect to annually include accrued market discount in taxable income as it accrues, deductions for any interest expense incurred by the Unitholder which is incurred to purchase or carry his Units will be reduced by such accrued market discount. In general, the portion of any interest expense which was not currently deductible would ultimately be deductible when the accrued market discount is included in income. Unitholders should consult their tax advisers regarding whether an election should be made to include market discount in income as it accrues and as to the amount of interest expense which may not be currently deductible.

     Computation of the Unitholder's Tax Basis. The tax basis of a Unitholder with respect to his interest in a Bond is increased by the amount of original issue discount (and market discount, if the Unitholder elects to include market discount, if any, on the Bonds held by a Trust in income as it accrues) thereon properly included in the Unitholder's gross income as determined for Federal income tax purposes and reduced by the amount of any amortized premium which the Unitholder has properly elected to amortize under Section 171 of the Code. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all of the assets of the Trust.

     Recognition of Taxable Gain or Loss upon Disposition of Obligations by a Trust or Disposition of Units. A Unitholder will recognize taxable capital gain (or loss) when all or part of his pro rata interest in a Bond is disposed of in a taxable transaction for an amount greater (or less) than his tax basis therefor subject to various non-recognition provisions of the Code. As previously discussed, gain realized on the disposition of the interest of a Unitholder in any Bond deemed to have been acquired with market discount will be treated as ordinary income to the extent the gain does not exceed the amount of accrued market discount not previously taken into income. Any capital gain or loss arising from the disposition of a Bond by a Trust or the disposition of Units by a Unitholder will generally be short-term capital gain or loss unless the Unitholder has held his Units for more than one year in which case such capital gain or loss will be generally long-term. For taxpayers other than corporations, net capital gains (which is defined as net long-term capital gain over net short-term capital loss for a taxable year) are subject to a maximum marginal stated tax rate of 28 percent. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. The tax basis reduction requirements of the Code relating to amortization of bond premium may under some circumstances, result in the Unitholder realizing taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

     "The Revenue Reconciliation Act of 1993" (the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28 percent maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

     If the Unitholder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all Trust assets including his pro rata portion of all of the Bonds represented by the Unit. This may result in a portion of the gain, if any, on such sale being taxable as ordinary income under the market discount rules (assuming no election was made by the Unitholder to include market discount in income as it accrues) as previously discussed.

     Foreign Investors. A Unitholder who is a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust) will generally not be subject to United States federal income taxes, including withholding taxes, on interest income (including any original issue discount) on, or any gain from the sale or other disposition of, his pro rata interest in any Bond or the sale of his Units provided that all of the following conditions are met:
(i) the interest income or gain is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) if the interest is United States source income (which is the case for most securities issued by United States issuers), the Bond is issued after July 18, 1984 (which is the case for each Bond held by a Trust), then the foreign investor does not own, directly or indirectly, 10% or more of the total combined voting power of all classes of voting stock of the issuer of the Bond and the foreign investor is not a controlled foreign corporation related (within the meaning of
Section 864(d)(4) of the Code) to the issuer of the Bond, (iii) with respect to any gain, the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iv) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units.

     It should be noted that the Tax Act includes a provision which eliminates the exemption from United States taxation, including withholding taxes, for certain "contingent interest." The provision applies to interest received after December 31, 1993. No opinion is expressed herein regarding the potential applicability of this provision and whether United States taxation or withholding taxes could be imposed with respect to income derived from the Units as a result thereof. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

     General.   Each  Unitholder (other than a foreign investor  who  has
properly   provided  the  certifications  described  in   the   preceding
paragraph) will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-
up  withholding.   If  the  proper  taxpayer  identification  number  and
appropriate certification are not provided when requested, distributions by a Trust to such Unitholder including amounts received upon the redemption of the Units will be subject to back-up withholding.

     The foregoing discussion relates only to United States Federal income taxes; Unitholders may be subject to state and local taxation in other jurisdictions (including a foreign investor's country of residence). Unitholders should consult their tax advisers regarding potential state, local, or foreign taxation with respect to the Units.


TAX REPORTING AND REALLOCATION

     Because the Trusts receive interest and makes monthly distributions based upon a Trust's expected total collections of interest and any anticipated expenses, certain tax reporting consequences may arise. A Trust is required to report Unitholder information to the Internal Revenue Service ("IRS"), based upon the actual collection of interest by such Trust on the securities in such Trust, without regard to such Trust's expenses or to such Trust's payments to Unitholders during the year. If distributions to Unitholders exceed interest collected, the difference will be reported as a return of principal which will reduce a Unitholder's cost basis in its Units (and its pro rata interest in the securities in a Trust). A Unitholder must include in taxable income the amount of income reported by a Trust to the IRS regardless of the amount distributed to such Unitholder. If a Unitholder's share of taxable income exceeds income distributions made by a trust to such Unitholder, such excess is in all likelihood attributable to the payment of miscellaneous expenses of such Trust which will not be deductible by an individual Unitholder as an itemized deduction except to the extent that the total amount of certain itemized deductions, such as investments expenses (which would include the Unitholder's share of Trust expenses), tax return preparation fees and employee business expenses, exceeds 2% of such Unitholders's adjusted gross income. Alternatively, in certain cases, such excess may represent an increase in the Unitholder's tax basis in the Units owned. Investors with questions regarding these issues should consult with their tax advisers.


PUBLIC OFFERING OF UNITS

     Public Offering Price. Units of each Series of the Trust are offered at the Public Offering Price. The Public Offering Price per Unit of a Series is equal to the aggregate bid side evaluation of the Bonds in the Series' portfolio (as determined pursuant to the terms of a contract with the Evaluator, Cantor Fitzgerald & Co., a non-affiliated firm regularly engaged in the business of evaluating, quoting or appraising comparable securities), plus or minus (a) cash, if any, in the Principal Account, held or owed by the Series, (b) Purchased Interest (if any) and
(c) Daily Accrued Interest, divided by the number of outstanding Units of that Series of the Trust, plus the sales charge applicable. The sales charge is based upon the dollar weighted average maturity of a Trust and is determined in accordance with the table set forth below. For purposes of this computation, Bonds will be deemed to mature on their expressed maturity dates unless: (a) the Bonds have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Bonds are subject to a "mandatory tender," in which case such mandatory tender will be deemed to be the date upon which they mature. The effect of this method of sales charge computation will be that different sales charge rates will be applied to a Trust based upon the dollar weighted average maturity of such Trust's portfolio, in accordance with the following schedule:

                                 PERCENT OF
           DOLLAR                   PUBLIC
      WEIGHTED AVERAGE             OFFERING                 AMOUNT
      YEARS TO MATURITY             PRICE                  INVESTED
      -----------------         -------------          --------------
0 to .99 years                      0.00%                    0.00%
1 to 3.99 years                     2.00                     2.041
4 to 7.99 years                     3.50                     3.627
8 to 14.99 years                    4.50                     4.712
15 or more years                    5.50                     5.820

     The sales charge per Unit will be reduced as set forth below:

                                        DOLLAR WEIGHTED AVERAGE
                                            YEARS TO MATURITY*
                                 4 TO 7.99     8 TO 14.99     15 OR MORE
                                 ---------     ----------     ----------
AMOUNT OF INVESTMENT            SALES CHARGE (% OF PUBLIC OFFERING PRICE)
--------------------            -----------------------------------------
$1 to $99,999                      3.50%          4.50%          5.50%
$100,000 to $499,999               3.25           4.25           5.00
$500,000 to $999,999               3.00           4.00           4.50
$1,000,000 or more                 2.75           3.75           4.00

-----------------
     *If  the  dollar weighted average maturity of a Trust is from  1  to
3.99 years, the sales charge is 2% and 1.5% of the Public Offering Price for purchases of $1 to $249,999 and $250,000 or more, respectively.

     The reduced sales charge as shown on the preceding charts will apply to all purchases of Units on any one day by the same purchaser from the same firm in the amounts stated herein, and for this purpose, purchases of Units of a Series of the Trust will be aggregated with concurrent purchases of Units of any other unit investment trust that may be offered by the Sponsor. Additionally, Units purchased in the name of a spouse or child (under 21) of such purchaser will be deemed to be additional purchases by such purchaser. The reduced sales charge will also be applicable to a trust or other fiduciary purchasing for a single trust estate or single fiduciary account.

     Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Distribution of Units") by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

     The Sponsor intends to permit officers, directors and employees of the sponsor and Evaluator and, at the discretion of the Sponsor, registered representatives of selling firms to purchase Units of the Trust without a sales charge, although a transaction processing fee may be imposed on such trades.

     The Public Offering Price on the date shown on the cover page of Part Two of the Prospectus or on any subsequent date will vary from the amounts stated under "Essential Information" in Part Two due to fluctuations in the prices of the underlying Bonds. The aggregate bid side evaluation of the Bonds shall be determined (a) on the basis of current bid prices of the Bonds, (b) if bid prices are not available for any particular Bond, on the basis of current bid prices for comparable bonds, (c) by determining the value of the Bonds on the bid side of the market by appraisal, or (d) by any combination of the above. The value of insurance obtained by an issuer of Bonds or by the Sponsor is reflected and included in the market value of such Bonds.

     The foregoing evaluations and computations shall be made as of the Evaluation Time stated under "Essential Information" in Part Two, on each business day effective for all sales made during the preceding 24-hour period, and for purposes of resales and repurchases of Units.

     The interest on the Bonds in each Series of the Trust, less the related estimated fees and expenses, is estimated to accrue in the annual amounts per Unit set forth under "Essential Information" in Part Two. The amount of net interest income which accrues per Unit may change as Bonds mature or are redeemed, exchanged or sold, or as the expenses of a Series of the Trust change or as the number of outstanding Units of such Series changes.

     Payment for Units must be made on or before the third business day following purchase. If a Unitholder desires to have certificates representing Units purchased, such certificates will be delivered as soon as possible following a written request therefor. For information with respect to redemption of Units purchased, but as to which certificates requested have not been received, see "Redemption" below.

     Accrued Interest. Included in the Public Offering Price of Units for certain series of Kemper Defined Funds Insured Corporate Series and all EVEREN Unit Investment Trusts Insured Corporate Series is accrued interest as described herein. Accrued interest consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on the Bonds is actually paid either monthly or semi-annually to a Trust. However, interest on the Bonds is accounted for daily on an accrual basis. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee because of coupons that are not yet due. For this reason, the Public Offering Price of Units of certain Trusts will have added to it the proportionate share of accrued and undistributed interest to the date of settlement.

     The Trustee advanced the amount of accrued interest on the First Settlement Date and the same was distributed to the Sponsor. Such advance was repaid to the Trustee through the first receipts of interest received on the Bonds. Consequently, the amount of accrued interest added to the Public Offering Price of Units of certain Trusts included only accrued interest arising after the First Settlement Date of a Trust, less any distributions from the Interest Account subsequent to this First Settlement Date. Since the First Settlement Date was the date of settlement for anyone who ordered Units on the Date of Deposit, no accrued interest was added to the Public Offering Price of Units ordered on the Date of Deposit.

     The second element of accrued interest arises because of the structure of the Interest Account. The Trustee has no cash for distribution to Unitholders until it receives interest payments on the Bonds in a Trust. The Trustee is obligated to provide its own funds, at times, in order to advance interest distributions. The Trustee will recover these advancements when such interest is received. Interest Account balances are established so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with such interest distributions. The Interest Account balances are also structured so that there will generally be positive cash balances and since the funds held by the Trustee will be used by it to earn interest thereon, it benefits thereby (see "Expenses of the Trust").

     Accrued interest is computed as of the initial record date of the Trusts. On the date of the first distribution of interest to Unitholders after the First Settlement Date, the interest collected by the Trustee will be sufficient to repay its advances, to allow for accrued interest under the monthly, quarterly and semi-annual plans of distribution and to generate enough cash to commence distributions to Unitholders. If a Unitholder sells or redeems all or a portion of his Units or if the Bonds in a Trust are sold or otherwise removed or if a Trust is liquidated, he will receive at that time his proportionate share of the accrued interest computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption of such Trust.

     Purchased  and  Daily  Accrued Interest.   Included  in  the  Public
Offering  Price  of  Units  for certain series of  Kemper  Defined  Funds
Insured Corporate Series is accrued interest as described herein. Accrued interest consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a bond from the later of the last day on which interest thereon was paid or the date of original issuance of the bond. Interest on the coupon Bonds in a Trust Fund is paid semi-annually to the Trust. A portion of the aggregate amount of such accrued interest on the Bonds in a Trust to the First Settlement Date of the Trust is referred to herein as "Purchased Interest." Included in the Public Offering Price of the Trust Units is the Purchased Interest. In an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unitholders, the Trustee may advance a portion of the accrued interest to the Sponsor as the unitholder of record as of the First Settlement Date. The second element of accrued interest arises because the estimated net interest on the Units in the Trust Fund is accounted for daily on an accrual basis (herein referred to as "Daily Accrued Interest"). Because of this, the Units always have an amount of interest earned but not yet paid or reserved for payment. For this reason, the Public Offering Price of Units will include the proportionate share of Daily Accrued Interest to the date of settlement.

     If a unitholder sells or redeems all or a portion of his Units or if the Bonds are sold or otherwise removed or if a Trust Fund is liquidated, he will receive at that time his proportionate share of the Purchased Interest (if any) and Daily Accrued Interest computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption in a Trust Fund.

     Accrued Interest;. Included in the Public Offering Price of Units for Kemper Insured Corporate Trust series is accrued interest as described herein. Accrued interest is the accumulation of unpaid interest on a security from the last day on which interest thereon was paid. Interest on Securities generally is paid semi-annually although a Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a Trust the amount, if any, of accrued interest paid on their Units.

     In an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date.

     Because of the varying interest payment dates of the Securities, accrued interest at any point in time will be greater than the amount of interest actually received by the Trusts and distributed to Unitholders. Therefore, there will always remain an item of accrued interest that is added to the value of the Units. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds held in the Interest Account for distributions to Unitholders and since such Account is non-interest-bearing to Unitholders, the Trustee benefits thereby.

     Public Distribution of Units. The Sponsor has qualified Units for sale in a number of states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Sales may be made to or through dealers at prices which represent discounts from the Public Offering Price as set forth in the table below. Certain commercial banks are making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks in the amounts shown in the table below. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

                                      DOLLAR WEIGHTED AVERAGE
                                          YEARS TO MATURITY*
                               4 TO 7.99     8 TO 14.99     15 OR MORE
                               ---------     ----------     ----------
AMOUNT OF INVESTMENT          Discount per Unit (% of Public Offering Price)
--------------------          ----------------------------------------------
     $1,000 to $99,999          2.00%          3.00%          4.00%
     $100,000 to $499,999       1.75           2.75           3.50
     $500,000 to $999,999       1.50           2.50           3.00
     $1,000,000 or more         1.25           2.25           2.50

---------------------
     *If  the  dollar weighted average maturity of a Trust is from  1  to
3.99 years, the concession or agency commission is 1.00% of the Public Offering Price.

     In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount, in the form of cash or other compensation, to dealers employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units of the Trust and other unit investment trusts underwritten by the Sponsor.

     The Sponsor reserves the right to change the levels of discounts at any time. The difference between the discount and the sales charge will be retained by the Sponsor.

     The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

     Profits of Sponsor. The Sponsor will retain a portion of the sales charge on each Unit sold, representing the difference between the Public Offering Price of the Units and the discounts allowed to firms selling such Units. The Sponsor may realize additional profit or loss as a result of the possible change in the daily evaluation of the Bonds in a Trust, since the value of its inventory of Units may increase or decrease.


MARKET FOR UNITS

     While not obligated to do so, the Sponsor intends to, subject to change at any time, maintain a market for Units of each Series of the Trust offered hereby and to continuously offer to purchase said Units at prices, as determined by the Evaluator, based on the aggregate bid prices of the underlying Bonds of such Series, together with Purchased Interest (if any) and Daily Accrued Interest to the expected date of settlement. Accordingly, Unitholders who wish to dispose of their Units should inquire of their broker or bank as to the current market price of the Units prior to making a tender for redemption to the Trustee.


REDEMPTION

     If more favorable terms do not exist in the over-the-counter market described above, Unitholders of a Series of the Trust may cause their Units to be redeemed by the Trustee by making a written request to the Trustee, The Bank of New York, 101 Barclay Street, New York, New York 10286 and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $25,000 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchaser.

     Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received, (the "Redemption Date"), by payment of cash equivalent to the Redemption Price for that Series of the Trust, determined as set forth below under "Computation of Redemption Price," as of the Evaluation Time stated under "Essential Information" in Part Two, next following such tender, multiplied by the number of Units being redeemed. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Bonds in the portfolio at the time of redemption.

     Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a certain percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required
by  such  regulations.   Any amount so withheld  is  transmitted  to  the
Internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, any time a Unitholder elects to tender Units for redemption, such
Unitholder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-
up  withholding."   In  the  event the Trustee has  not  been  previously
provided such number, one must be provided at the time redemption is requested.

     Any amounts paid on redemption representing interest shall be withdrawn from the Interest Account of such Series to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Principal Account of such Series. The Trustee is empowered to sell Bonds from the portfolio of a Series in order to make funds available for the redemption of Units of such Series. Such sale may be required when Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized. To the extent Bonds are sold, the size and diversity of that Series of the Trust will be reduced.

     The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase any Units tendered for redemption, in lieu of redeeming such Units, to sell such Units in the over-the-counter market for the account of tendering Unitholders at prices which will return to such Unitholders amounts in cash, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Units. In the event of any such sale, the Trustee shall pay the net proceeds thereof to the Unitholders on the day they would otherwise be entitled to receive payment of the Redemption Price.

     The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Trustee of Bonds is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the underlying Bonds in accordance with the Trust Agreement; or (3) for such other period as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

     Computation of Redemption Price. The Redemption Price for Units of each Series of the Trust is computed by the Evaluator as of the Evaluation Time stated under "Essential Information" in Part Two next occurring after the tendering of a Unit for redemption and on any other business day desired by it, by

           A.    adding (1) the cash on hand in such Series of the Trust;
     (2) the aggregate value of the Bonds held in such Series of the Trust, as determined by the Evaluator on the basis of bid prices therefor; and (3) accrued interest or Purchased Interest and Daily Accrued Interest (as applicable) on the Bonds in that Series of the Trust as of the date of computation;

            B. deducting therefrom (1) amounts representing any applicable taxes or governmental charges payable out of that Series of the Trust and for which no deductions have been previously made for the purpose of additions to the Reserve Account described under "Expenses of the Trust"; (2) amounts representing estimated accrued expenses of that Series of the Trust including, but not limited to, fees and expenses of the Trustee (including legal and auditing fees), the Evaluator, the Sponsor and bond counsel, if any; (3) cash held for distribution to Unitholders of record as of the business day prior to the evaluation being made; and (4) other liabilities incurred by such Series of the Trust; and

           C. finally, dividing the results of such computation by the number of Units of such Series of the Trust outstanding as of the date thereof.

UNITHOLDERS

     Ownership of Units. Ownership of Units of the Trust will not be evidenced by a certificate unless a Unitholder or the Unitholder's registered broker/dealer makes a written request to the Trustee.

     Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent by registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument (if applicable), exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee.

     Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any whole unit multiple thereof subject to any minimum investment requirement established by the Sponsor from time to time. Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee to be determined in the sole discretion of the Trustee, for each certificate re-issued or transferred, and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to not more than 3% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.

     Distributions to Unitholders. Interest Distributions. Interest received by a Series of the Trust, including any portion of the proceeds from a disposition of Bonds which represents accrued interest, is credited by the Trustee to the Interest Account for such Series. All other receipts are credited by the Trustee to a separate Principal Account for such Series. During each year the distributions to the Unitholders of each Series of the Trust as of each Record Date (see "Essential Information" in Part Two) will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to one-twelfth or one-half (depending on the distribution option selected) of such holders' pro rata share of the net estimated net annual interest income to the Interest Account for such Series of the Trust, after deducting estimated expenses.

     Persons who purchase Units of the Trust between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units. All distributions of principal and interest will be paid in cash unless a Unitholder has elected to reinvest principal and/or interest payments in shares of one of the reinvestment funds. See "Distribution Reinvestment." Interest distributions per Unit for each Series will be in the amounts shown under "Essential Information" in the applicable Part Two and may change as underlying Bonds are redeemed, paid or sold, or as expenses of such Series of the Trust change or the number of outstanding Units of such Series of the Trust changes.

     Since interest on Bonds in each Series of the Trust is payable at varying intervals, usually in semiannual installments, and distributions of income are made to Unitholders of a Series of the Trust at what may be different intervals from receipt of interest, the interest accruing to such Series of the Trust may not be equal to the amount of money received and available for distribution from the Interest Account of such Series. Therefore, on each Distribution Date the amount of interest actually on deposit in the Interest Account and available for distribution may be slightly more or less than the interest distribution made. In order to eliminate fluctuations in interest distributions resulting from such variances, the Trustee is authorized by the Trust Agreement to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee will be reimbursed, without interest, for any such advances from funds available in the Interest Account of such Series.

     Because the interest to which Unitholders of a Series of the Trust are entitled will at most times exceed the amount available for distribution, there will almost always remain an item of accrued interest that is added to the daily value of the Units of such Series. If Unitholders of a Series sell or redeem all or a portion of their Units they will be paid their proportionate share of the accrued interest of such Series to, but not including, the fifth business day after the date of a sale or to the date of tender in the case of a redemption.

     Unitholders purchasing Units will initially receive distributions in accordance with the election of the prior owner. Unitholders desiring to change their distribution option may do so by sending written notice to the Trustee, together with their certificate (if one was issued).
Certificates should only be sent by registered or certified mail to minimize the possibility of loss. If written notice and any certificate are received by the Trustee not later than January 1 or July 1 of a year, the change will become effective on January 2 for distributions commencing with February 15 or August 15, respectively, of that year. If notice is not received by the Trustee, the Unitholder will be deemed to have elected to continue with the same option for the subsequent twelve months.

     Principal Distributions;. In addition, the Trustee will distribute on each Distribution Date or shortly thereafter, to each Unitholder of record on the preceding Record Date, an amount substantially equal to such holders' pro rata share of the cash balance, if any, in the Principal Account of such Series computed as of the close of business on the preceding Record Date. However, no distribution will be required if the balance in the Principal Account of such Series is less than $1.00 per Unit.

     Statement to Unitholders. With each distribution, the Trustee will furnish or cause to be furnished to each Unitholder a statement of the amount of interest and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.

     The accounts of each Series of the Trust are required to be audited, at the Series' expense, annually by independent auditors designated by the Sponsor, unless the Trustee determines that such an audit would not be in the best interest of the Unitholders of such Series of the Trust. The accountants' report will be furnished by the Trustee to any Unitholder of such Series of the Trust upon written request.

     Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unitholder of a Series of the Trust a statement covering the calendar year, setting forth:

          A.   As to the Interest Account:

                1. The amount of interest received on the Bonds in such Series including amounts received as a portion of the proceeds of any disposition of the Bonds;

                2. The amount paid from the Interest Account of such Series representing accrued interest of any Units redeemed;

                3. The deductions from the Interest Account of such Series for applicable taxes, if any, fees and expenses (including auditing fees) of the Trustee, the Evaluator, the Sponsor and bond counsel, if any;

                4. Any amounts credited by the Trustee to a Reserve Account for such Series described under "Expenses of the Trust"; and

                5. The net amount remaining after such payments and deductions, expressed both as a total dollar amount and a dollar amount per Unit outstanding on the last business day of such calendar year.

          B.   As to the Principal Account:

                1. The dates of the maturity, liquidation or redemption of any of the Bonds in such Series and the net proceeds received therefrom excluding any portion credited to the Interest Account;

                2. The amount paid from the Principal Account of such Series representing the principal of any Units redeemed;

                3. The deductions from the Principal Account of such Series for payment of applicable taxes, if any, fees and expenses (including auditing expenses) of the Trustee, the Evaluator, the Sponsor and of bond counsel, if any;

                4. Any amounts credited by the Trustee to a Reserve Account for such Series described under "Expenses of the Trust"; and

                5. The net amount remaining after distributions of principal and deductions, expressed both as a dollar amount and as a dollar amount per Unit outstanding on the last business day of such calendar year.

          C.   The following information:

                1. A list of the Bonds in such Series as of the last business day of such calendar year;

               2. The number of Units of such Series outstanding on the last business day of such calendar year;

               3. The Redemption Price of such Series based on the last Trust Evaluation made during such calendar year;

                4. The amount actually distributed during such calendar year from the Interest and Principal Accounts of such Series separately stated, expressed both as total dollar amounts and as dollar amounts per Unit of such Series outstanding on the Record Date for each such distribution.

     Rights of Unitholders. A Unitholder may at any time tender Units to the Trustee for redemption. No Unitholder of a Series shall have the right to control the operation and management of such Series or of the Trust in any manner, except to vote with respect to amendment of the Trust Agreement or termination of such Series of the Trust. The death or incapacity of any Unitholder will not operate to terminate the Series or the Trust nor entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of such Series or the Trust.


INVESTMENT SUPERVISION

     The Sponsor may not alter the portfolio of the Trust by the purchase, sale or substitution of Bonds, except in the special circumstances noted below. Thus, with the exception of the redemption or maturity of Bonds in accordance with their terms, and/or the sale of Bonds to meet redemption requests, the assets of the Trust will remain unchanged under normal circumstances.

     The Sponsor may direct the Trustee to dispose of Bonds the value of which has been affected by certain adverse events, including institution of certain legal proceedings, a decline in their price or the occurrence of other market factors, including advance refunding, so that in the opinion of the Sponsor the retention of such Bonds in a Series of the Trust would be detrimental to the interest of the Unitholders of such Series. The proceeds from any such sales, exclusive of any portion which represents accrued interest, will be credited to the Principal Account for distribution to the Unitholders.

     The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of the Bonds to issue new obligations in exchange or substitution for any of such Bonds pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (1) the issuer is in default with respect to such Bonds or (2) in the written opinion of the Sponsor the issuer will probably default with respect to such Bonds in the reasonably foreseeable future. Any obligation so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Unitholder, identifying the Bonds eliminated and the Bonds substituted therefor.

     The Trustee may sell Bonds designated by the Sponsor from a Series of the Trust for the purpose of redeeming Units of such Series tendered for redemption and the payment of expenses.


ADMINISTRATION OF THE TRUST

     The Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The Trustee, whose duties are ministerial in nature, has not participated in selecting the portfolio of any Series of the Trust. For information relating to the responsibilities of the Trustee under the Trust Agreements, reference is made to the material set forth under "Unitholders."

     In accordance with the Trust Agreements, the Trustee shall keep proper records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of each Series. The books and records with respect to a Series of the Trust shall be open to inspection by any Unitholder of such Series at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreements on file in its office available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the Bonds held in each Series of the Trust. Pursuant to the Trust Agreements, the Trustee may employ one or more agents for the purpose of custody and safeguarding of Bonds comprising each Trust Fund.

     Under the Trust Agreements, the Trustee or any successor trustee may resign and be discharged of the trust created by the Trust Agreements by executing an instrument in writing and filing the same with the Sponsor.

     The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may at any time remove the Trustee with or without cause and appoint a successor trustee as provided in the Trust Agreements. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by a successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

     The Trustee shall be a corporation organized under the laws of the United States or any state thereof, which is authorized under such laws to exercise trust powers. The Trustee shall have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

     The Evaluator. Ranson & Associates, Inc., the Sponsor, also serves as Evaluator. The Evaluator may resign or be removed by the Trustee, in which event the Trustee is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon acceptance of appointment by the successor evaluator. If, upon resignation of the Evaluator, no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Notice of such resignation or removal and appointment shall be mailed by the Trustee to each Unitholder. At the present time, pursuant to a contract with the Evaluator, Cantor Fitzgerald & Co., a non-affiliated firm regularly engaged in the business of evaluating, quoting or appraising comparable securities, provides portfolio evaluations of the
Bonds in the Trusts which are then reviewed by the Evaluator. In the event the Sponsor is unable to obtain current evaluations from Cantor Fitzgerald & Co., it may make its own evaluations or it may utilize the services of any other non-affiliated evaluator or evaluators it deems appropriate.

     Amendment and Termination. The Trust Agreements may be amended by the Trustee and the Sponsor without the consent of any of the
Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such provisions as shall not adversely affect the interests of the Unitholders. The Trust Agreements may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the written consent of the holders of Units representing 66-2/3% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in a Series of the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. In no event shall the Trust Agreements be amended to increase the number of Units issuable thereunder or to permit, except in accordance with the provisions of the Trust

Agreements,  the  acquisition  of  any  Bonds  in  addition  to   or   in
substitution for those in the Trust. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

     The Trust Agreements provide that a Series of the Trust shall terminate upon the maturity, redemption or other disposition, of the last of the Bonds held in such Series, but in no event later than the Mandatory Termination Date set forth under "Essential Information" in Part Two for each Trust. If the value of a Series of the Trust shall be less than the applicable minimum Trust value stated under "Essential Information" in Part Two (40% of the aggregate principal amount of Bonds deposited in the Trust), the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate such Series of the Trust. A Series of the Trust may be terminated at any time by the holders of Units representing 66-2/3% of the Units of such Series then outstanding. In the event of termination, written notice thereof will be sent by the Trustee to all Unitholders of such Series. Within a reasonable period after termination, the Trustee will sell any Bonds remaining in such Series of the Trust and, after paying all expenses and charges incurred by such Series of the Trust, will distribute to Unitholders of such Series (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Interest and Principal Accounts of such Series.

     Limitations on Liability. The Sponsor: The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreements, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith pursuant to the Trust Agreements or for errors in judgment, except in cases of its own gross negligence, bad faith or willful misconduct. The Sponsor shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Bonds.

     The Trustee: The Trust Agreements provides that the Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of monies, Bonds, or certificates except by reason of its own negligence, bad faith or willful misconduct, nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Bonds. In the event that the Sponsor shall fail to act, the Trustee may act and shall not be liable for any such action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or upon the interest thereon. In addition, the Trust Agreements contains other customary provisions limiting the liability of the Trustee.

     The Evaluator: The Trustee and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. The Trust Agreements provide that the determinations made by the Evaluator shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee or Unitholders for errors in judgment, but shall be liable only for its gross negligence, lack of good faith or willful misconduct.

EXPENSES OF THE TRUST

     The Sponsor will not charge any Series of the Trust fees for services performed as Sponsor, except the Sponsor shall receive an annual surveillance fee for services performed for such Trust Funds in an amount not to exceed the amount shown under "Essential Information" in Part Two for performing portfolio surveillance services for each Trust. Such fee (which is based on the largest number of Units outstanding during each year) may exceed the actual costs of providing such surveillance services for a Trust, but at no time will the total amount received for portfolio surveillance services rendered to such Series in any calendar year exceed the aggregate cost to the Sponsor for providing such services. The foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor paid all the expenses of creating and establishing the Trust, including the cost of the initial preparation, printing and execution of the Prospectus, Trust Agreements and the certificates, legal and accounting expenses, advertising and selling expenses, payment of closing fees, expenses of the Trustee, initial evaluation fees and other out-of-pocket expenses.

     The Trustee receives for its services the fee set forth under "Essential Information" appearing in Part Two. The Trustee fee which is calculated monthly is based on the largest aggregate principal amount of Bonds in each Trust Fund at any time during the period. Funds that are available for future distributions, redemptions and payment of expenses are held in accounts which are non-interest bearing to Unitholders and are available for use by the Trustee pursuant to normal banking procedures; however, the Trustee is also authorized by the Trust Agreements to make from time to time certain non-interest bearing advances to the Trust Funds. The Trustee's fee is payable on or before each Distribution Date. See "Unitholders-Distributions to Unitholders."

     For evaluation of Bonds in a Series of the Trust, the Evaluator receives a fee payable monthly, calculated on an annual rate as set forth under "Essential Information" in Part Two, based upon the largest aggregate principal amount of Bonds in such Series of the Trust at any time during such monthly period.

     The Trustee's fees, the Evaluator's fees and the surveillance fees are deducted from the Interest Account of each Series to the extent funds are available and then from the Principal Account of such Series. Such fees may be increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index entitled "All Services Less Rent of Shelter", published by the United States Department of Labor, or any equivalent index substituted therefor.

     The following additional charges are or may be incurred by a Series of the Trust: (a) fees for the Trustee's extraordinary services; (b) expenses of the Trustee (including legal and auditing expenses, but not including any fees and expenses charged by any agent for custody and safeguarding of Bonds) and of bond counsel, if any; (c) various governmental charges; (d) expenses and costs of any action taken by the Trustee to protect the Trust or such Series, or the rights and interests of the Unitholders; (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of such Series of the Trust not resulting from gross negligence, bad faith or willful misconduct on its part; (f) indemnification of the Sponsor for any loss, liability or expense incurred in acting as Sponsor of such Series of the Trust without gross negligence, bad faith or willful misconduct; and (g) expenditures incurred in contacting Unitholders upon termination of the Series. The fees and expenses set forth herein are payable out of such Series of the Trust and, when owed to the Trustee, are secured by a lien on the assets of the Series of the Trust.

     Fees and expenses of a Series of the Trust shall be deducted from the Interest Account of such Series, or, to the extent funds are not available in such Account, from the Principal Account of such Series. The Trustee may withdraw from the Principal Account or the Interest Account of such Series such amounts, if any, as it deems necessary to establish a reserve for any taxes or other governmental charges or other extraordinary expenses payable out of that Series of the Trust. Amounts so withdrawn shall be credited to a separate account maintained for such Series known as the Reserve Account and shall not be considered a part of such Series when determining the value of the Units of such Series until such time as the Trustee shall return all or any part of such amounts to the appropriate account.


THE SPONSOR

     Ranson & Associates, Inc., the Sponsor of the Trusts, is an investment banking firm created in 1995 by a number of former owners and employees of Ranson Capital Corporation. On November 26, 1996, Ranson & Associates, Inc. purchased all existing unit investment trusts sponsored by EVEREN Securities, Inc. Accordingly, Ranson & Associates is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Ranson & Associates, is also the sponsor and successor sponsor of Series of The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. Ranson & Associates, Inc. is the successor to a series of companies, the first of which was originally organized in Kansas in 1935. During its history, Ranson & Associates, Inc. and its predecessors have been active in public and corporate finance and have sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Ranson & Associates, Inc., which is a member of the National Association of Securities Dealers, Inc., is the sponsor to each of the above-named unit investment trusts and serves as the financial advisor and as an underwriter for issuers in the Midwest and Southwest, especially in Kansas, Missouri and Texas. The Company's offices are located at 250 North Rock Road, Suite 150, Wichita, Kansas 67206-2241.

     If at any time the Sponsor shall fail to perform any of its duties under the Trust Agreements or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, or (b) terminate the Trust Agreements and liquidate the Trust or any Series thereof as provided therein or (c) continue to act as Trustee without terminating the Trust Agreements.

     The foregoing financial information with regard to the Sponsor relates to the Sponsor only and not to this Trust or any Series. Such information is included in this Prospectus only for the purposes of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Series of the Trust. More comprehensive financial information can be obtained upon request from the Sponsor.


LEGAL OPINIONS

     The legality of the Units offered hereby and certain matters relating to federal tax law were passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.


INDEPENDENT AUDITORS

     The statement of net assets, including the schedule of investments, appearing in Part Two of this Prospectus and Registration Statement, with information pertaining to the specific Series of the Trust to which such statement relates, has been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing in Part Two and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              Ranson Defined Funds

                            Insured Corporate Series 12












                                  Part Two

                            Dated April 30, 1999








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                              Ranson Defined Funds
                            Insured Corporate Series 12
                             Essential Information
                            As of December 31, 1998
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Securities                                        $4,375,000
Number of Units                                                          437,500
Fractional Undivided Interest in the Trust per Unit                    1/437,500
Principal Amount of Securities per Unit                                  $10.000
Calculation of Public Offering Price:
  Aggregate Value of Securities in the Trust                          $4,385,611
  Aggregate Value of Securities per Unit                                 $10.024
  Principal Cash per Unit (1)                                                 $-
  Accrued Interest per Unit through settlement date
  of January 6, 1999                                                       $.009
  Total Price including Accrued Interest per Unit                        $10.033
  Sales Charge of 4.90% of Public Offering Price (equivalent to
  5.152% of the net amount invested) per Unit                              $.517
  Public Offering Price per Unit                                         $10.550
Redemption Price per Unit                                                $10.033
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                        $.6670
  Less:  Estimated Annual Expense                                         $.0238
  Estimated Net Annual Interest Income                                    $.6432
Daily Rate at which Estimated Annual Interest
  Income Accrues per Unit                                               $.001787
Estimated Current Return Based on Public Offering Price (2)                6.10%
Estimated Long-Term Return (2)                                             5.23%

[FN]
1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase. These estimated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units - Public Offering Price" - Part One).
3. See Note 1 to the accompanying financial statements of the Trust regarding a change in ownership of Kemper Unit Investment Trusts and Kemper Securities, Inc.

                              Ranson Defined Funds
                            Insured Corporate Series 12
                         Essential Information (continued)
                            As of December 31, 1998
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.


Record and Distribution Date         Record Date is the first of each month and
                                     distributions to Unitholders on such record dates will be made on the 15th day of the month.


Distribution Dates                   No distribution (other than capital gains
                                     distributions) need be made from the
                                     Principal Account if the balance therein, excluding capital gains, is less than $1.00 per 100 Units.

Trustee's Annual Fee (including      $1.00 per 100 Units (includes $1.43 of
 estimated expenses)                 Trustee's annual fee per $1,000 principal
                                     amount of underlying Securities and $.09 of out-of-pocket expenses per 100 Units).

Evaluator's Annual Fee               $.30 per $1,000 principal amount of
                                     underlying Securities.

Surveillance Fee                     $.25 per $1,000 principal amount of
                                     underlying Securities.

Date of Trust Agreement and          May 20, 1998
 Initial Deposit

Mandatory Termination Date           January 1, 2030

Weighted Average Stated              28.82 years
 Maturity of Bonds

Discretionary Liquidation Amount     The Trust may be terminated if the value
                                     thereof is less than $350,000 (40% of the par value of the Securities deposited in the Trust).

                       Report of Independent Auditors


Unitholders
Ranson Defined Funds
Insured Corporate Series 12

We have audited the accompanying statement of assets and liabilities of Ranson Defined Funds Insured Corporate Series 12, including the schedule of investments, as of December 31, 1998, and the related statements of operations and changes in net assets for the period from May 20, 1998 (Date of Deposit) to December 31, 1998. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ranson Defined Funds Insured Corporate Series 12 at December 31, 1998, and the results of its operations and changes in its net assets for the period indicated above in conformity with generally accepted accounting principles.




                                                              Ernst & Young LLP



Kansas City, Missouri
April 16, 1999

                              Ranson Defined Funds

                           Insured Corporate Series 12

                       Statement of Assets and Liabilities

                               December 31, 1998


Assets
Corporate Securities, at value (cost $4,285,147)                    $4,385,611
Interest receivable                                                     83,372
Organization costs                                                       8,000
                                                                     ---------
Total assets                                                         4,476,983


Liabilities and net assets
Cash overdraft                                                          57,763
Accrued liabilities                                                      9,654
                                                                     ---------
                                                                        67,417

Net assets, applicable to 437,500 Units outstanding:
  Cost of Trust assets, exclusive of interest          $4,285,147
  Unrealized appreciation                                 100,464
  Distributable funds                                      23,955
                                                        ---------    ---------
Net assets                                                          $4,409,566
                                                                     =========

[FN]

See accompanying notes to financial statements.

                              Ranson Defined Funds

                          Insured Corporate Series 12

                            Statement of Operations

                                                                   Period from
                                                                       May 20,
                                                                       1998 to
                                                                  December 31,
                                                                          1998
                                                                     ---------
Investment income - interest                                           $92,804
Expenses:
  Trustee's fees and related expenses                                    1,811
  Evaluator's and portfolio surveillance fees                              521
  Organizational expenses                                                2,000
                                                                     ---------
Total expenses                                                           4,332
                                                                     ---------
Net investment income                                                   88,472

Realized and unrealized gain on investments:
  Unrealized appreciation during the period                            100,464
                                                                     ---------
Net increase in net assets resulting from operations                  $188,936
                                                                     =========

[FN]

See accompanying notes to financial statements.

                            Ranson Defined Funds

                         Insured Corporate Series 12

                       Statement of Changes in Net Assets

                                                                   Period from
                                                                       May 20,
                                                                       1998 to
                                                                  December 31,
                                                                          1998
                                                                     ---------
Operations:
  Net investment income                                                $88,472
  Unrealized appreciation on investments during the period             100,464
                                                                     ---------
Net increase in net assets resulting from operations                   188,936

Distributions to Unitholders:
  Net investment income                                                (61,644)
                                                                     ---------
Total distributions to Unitholders                                     (61,644)

Capital transactions:
  Issuance of 437,500 Units                                          4,282,274
                                                                     ---------
Total increase in net assets                                         4,409,566

Net assets:
  At the beginning of the period                                             -
                                                                     ---------
  At the end of the period (including distributable
    funds applicable to Trust Units of $25,580 at
    December 31, 1998)                                              $4,409,566
                                                                     =========
Trust Units outstanding at the end of the period                       437,500
                                                                     =========
Net asset value per Unit at the end of the period                       $10.08
                                                                     =========

[FN]

See accompanying notes to financial statements.

                                                       Ranson Defined Funds

                                                   Insured Corporate Series 12

                                                   Schedule of Investments

                                                        December 31, 1998


                                                        Coupon     Maturity  Redemption                      Principal
Name of Issuer (4)                                      Rate           Date  Provisions(2)       Rating(1)      Amount     Value(3)
---------------------                                     ---           ---  -----               ---          ---------       ------
Consolidated Edison Company                             7.100     2/01/2028  2008 @ 103.37       AAA           $500,000     $531,410

New York Telephone Company                              7.000     8/15/2025  2003 @102.34        AAA            375,000      397,526

Pacific Bell Telephone Company                          7.500     2/01/2033  2003 @ 102.94       AAA          1,000,000    1,095,900

Pacific Gas & Electric Company                          7.250     3/01/2026  2003 @ 102.02       AAA            625,000      670,181

Texas Utilities                                         7.375    10/01/2025  2003 @ 103.25       AAA          1,000,000    1,066,700

U.S. Treasury Strip (5)                                 0.000     5/15/2025  Non-Callable        AAA            375,000       89,929

U.S. West                                               7.200    11/10/2026  2005 @ 103.04       AAA            500,000      533,965

                                                                                                              ---------    ---------
                                                                                                             $4,375,000   $4,385,611
                                                                                                              =========    =========

[FN]
See accompanying notes to Schedule of Investments.

                          Ranson Defined Funds

                      Insured Corporate Series 12

                   Notes to Schedule of Investments



1. All ratings are by Standard & Poor's Corporation, unless marked with the symbol "*", in which case the rating is by Moody's Investors Service, Inc. The symbol "NR" indicates Bonds for which no rating is available.

2. There is shown under this heading the year in which each issue of Bonds is initially redeemable and the redemption price for that year or, if currently redeemable, the redemption price currently in effect; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter, but not below par value. The prices at which the Bonds may be redeemed or called prior to maturity may or may not include a premium and, in certain cases, may be less than the cost of the Bonds in the Trust. In addition, certain Bonds in the Trust may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such Bonds.

3. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

4. All Corporate Bonds are insured either by the issuer of the Bonds or by the sponsor under a policy obtained from Municipal Bond Investors Assurance Corporation. The insurance policy has been paid in advance by such issuer or the sponsor and each such policy is non-cancelable and will remain in force so long as the Bonds are outstanding. Therefore, the Corporate Bonds are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.

5. This Security has been purchased at a discount from the par value because there is no stated interest income thereon. Such Security is normally described as a "zero coupon" Security. Over the life of the Security the value increases, so that upon maturity, the holders of the Security will receive 100% of the principal amount thereof.

See accompanying notes to financial statements.

                               Ranson Defined Funds

                            Insured Corporate Series 12

                           Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

Ranson & Associates, Inc., serves as the Trust's sponsor and evaluator.

Valuation of Securities

As of the date of the financial statements and during the Trust's primary offering period, Corporate Securities and the zero coupon obligation are stated at ask prices as determined by Ranson & Associates, Inc. At the end of the primary period (May 20, 1999) and thereafter, the Corporate Securities are stated at bid prices as determined by Ranson & Associates, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, (d) insurance or (e) any combination of the above. (See Note 4 - Insurance).

Cost of Securities

Cost of the Trust's Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, plus amortization of original issue discount for the zero coupon obligation. The premium or discount for the fixed rate obligations, if any, is not being amortized. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Investment Income

Interest income consists of amortization of original issue discount for the zero coupon obligation and interest accrued as earned on the fixed rate obligations.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires the Trust's sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at December 31, 1998:

   Gross unrealized appreciation                              $100,464
   Gross unrealized depreciation                                     -
                                                            ----------
   Net unrealized appreciation                                $100,464
                                                             =========

3.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

                             Ranson Defined Funds

                         Insured Corporate Series 12

                    Notes to Financial Statements (continued)

4.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Bonds on the date of an investor's purchase, plus a sales charge of 4.90% of the Public Offering Price (equivalent to 5.152% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Bonds plus or minus a pro rata share of cash or overdraft in the Principal Account, if any, on the date of an investor's purchase, plus a sales charge of 4.90% of the Public Offering Price (equivalent to 5.152% of the net amount invested).

Insurance

Insurance guaranteeing the payment of all principal and interest on the corporate Bonds in the portfolio has been obtained from an independent company by the issuer of the Bonds involved or by the Trust's sponsor. Insurance obtained by the Trust's sponsor or a Bond issuer is effective as long as such Bonds are outstanding. As a result of such insurance, the Units of the Trust have received a rating of "AAA" by Standard & Poor's Corporation. No representation is made as to any insurer's ability to meet its commitments.

Distributions

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions per Unit on a record date basis, is $.32 for the period ended December 31, 1998.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 16, 1999, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Ranson Defined Funds Insured Corporate Series 12 dated April 30, 1999.



                                                              Ernst & Young LLP


Kansas City, Missouri
April 30, 1999

                      Contents of Post-Effective Amendment
                            To Registration Statement



     This Post-Effective amendment to the Registration Statement comprises the following papers and documents:


                                The facing sheet


                                 The prospectus


                                 The signatures


                     The Consent of Independent Accountants

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, The Registrant, Ranson Unit Investment Trusts Series 69, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wichita, and State of Kansas, on the 30th day of April, 1999.

                              Ranson Unit Investment Trusts Series 69
                                 Registrant

                              By: Ranson & Associates, Inc.
                                 Depositor

                              By: Robin Pinkerton
                                 President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 30, 1999 by the following persons, who constitute a majority of the Board of Directors of Ranson & Associates, Inc.

           Signature                            Title



Douglas K. Rogers    Executive Vice and President and Director
Douglas K. Rogers


Alex R. Meitzner     Chairman of the Board and Director
Alex R. Meitzner


Robin K. Pinkerton   President, Secretary, Treasurer and
Robin K. Pinkerton   Director

                                             Robin Pinkerton

     An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of The Kansas Tax-Exempt Trust, Series 51 (File No. 33-46376) and Series 52 (File No. 33-47687) and the same are hereby incorporated herein by this reference.